UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.25%
Actual		$ 1,000.00	$ 1,057.70	$ 6.38
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,055.90	$ 7.65
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,053.80	$ 10.18
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,053.50	$ 10.18
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,058.80	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	1.5	1.6
Edison International	1.4	1.5
NiSource, Inc.	1.4	1.3
PPL Corp.	1.3	1.3
AECOM Technology Corp.	1.2	1.4
Broadcom Corp. Class A	1.2	1.2
Capital One Financial Corp.	1.1	0.7
Rock-Tenn Co. Class A	0.9	0.6
QUALCOMM, Inc.	0.9	0.3
Jazz Pharmaceuticals PLC	0.9	0.9
	11.8
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.7	28.8
Information Technology	12.0	12.6
Consumer Discretionary	11.9	12.0
Industrials	11.7	10.0
Utilities	9.3	9.8
Asset Allocation (% of fund's net assets)
As of April 30, 2015*		As of October 31, 2014**
	Stocks and Equity Futures 97.2%		Stocks and Equity Futures 97.3%
	Other Investments 0.1%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 2.7%		Short-Term Investments and Net Other Assets (Liabilities) 2.5%
* Foreign investments	17.9%	** Foreign investments	18.8%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 2.1%
Delphi Automotive PLC	3,613	$ 299,879
Tenneco, Inc. (a)	4,500	263,025
The Goodyear Tire & Rubber Co.	25,240	715,933
Visteon Corp. (a)	8,633	875,386
		2,154,223
Automobiles - 0.3%
Harley-Davidson, Inc.	5,900	331,639
Diversified Consumer Services - 1.4%
H&R Block, Inc.	10,412	314,859
Houghton Mifflin Harcourt Co. (a)	40,278	920,755
Service Corp. International	7,428	205,607
		1,441,221
Hotels, Restaurants & Leisure - 0.3%
DineEquity, Inc.	2,700	260,361
Wyndham Worldwide Corp.	500	42,700
		303,061
Household Durables - 2.0%
Helen of Troy Ltd. (a)	3,175	278,162
Jarden Corp. (a)	11,938	610,987
KB Home (d)	23,621	342,268
Qingdao Haier Co. Ltd.	35,200	153,845
Whirlpool Corp.	3,740	656,744
		2,042,006
Leisure Products - 1.0%
Mattel, Inc.	15,890	447,462
Vista Outdoor, Inc. (a)	12,700	555,752
		1,003,214
Media - 1.9%
Liberty Broadband Corp. Class C (a)	5,608	304,290
Live Nation Entertainment, Inc. (a)	34,903	874,669
Omnicom Group, Inc.	4,650	352,284
Sinclair Broadcast Group, Inc. Class A	8,330	255,231
Starz Series A (a)	3,000	117,990
		1,904,464
Multiline Retail - 0.6%
Kohl's Corp.	8,135	582,873
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	2,092	299,156
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoZone, Inc. (a)	551	$ 370,636
Chico's FAS, Inc.	22,007	371,038
GameStop Corp. Class A	7,700	296,758
The Men's Wearhouse, Inc.	5,886	333,089
		1,670,677
Textiles, Apparel & Luxury Goods - 0.7%
Fossil Group, Inc. (a)	3,226	270,919
Gildan Activewear, Inc.	9,000	285,255
Japan Tobacco, Inc.	5,200	181,588
		737,762
TOTAL CONSUMER DISCRETIONARY		12,171,140
CONSUMER STAPLES - 3.1%
Beverages - 0.9%
C&C Group PLC	55,677	225,608
Coca-Cola Enterprises, Inc.	1,988	88,287
Cott Corp.	38,046	331,381
Molson Coors Brewing Co. Class B	3,375	248,096
		893,372
Food Products - 1.6%
Bunge Ltd.	4,747	409,998
ConAgra Foods, Inc.	5,500	198,825
Darling International, Inc. (a)	18,000	245,880
Dean Foods Co.	10,870	176,638
Greencore Group PLC	41,284	224,031
The J.M. Smucker Co.	3,480	403,402
		1,658,774
Household Products - 0.2%
Svenska Cellulosa AB (SCA) (B Shares)	6,700	169,476
Personal Products - 0.4%
Coty, Inc. Class A	7,278	174,017
Nu Skin Enterprises, Inc. Class A	5,000	282,750
		456,767
TOTAL CONSUMER STAPLES		3,178,389
Common Stocks - continued
	Shares	Value
ENERGY - 5.3%
Energy Equipment & Services - 1.2%
BW Offshore Ltd.	107,145	$ 79,823
Dril-Quip, Inc. (a)	4,500	358,740
FMC Technologies, Inc. (a)	3,270	144,207
Halliburton Co.	4,158	203,534
Odfjell Drilling A/S	28,835	25,668
Rowan Companies PLC	6,763	143,308
SBM Offshore NV (a)(d)	20,700	267,317
		1,222,597
Oil, Gas & Consumable Fuels - 4.1%
Boardwalk Pipeline Partners, LP	14,200	248,642
Cobalt International Energy, Inc. (a)	28,100	300,670
Energen Corp.	3,499	249,024
Energy XXI (Bermuda) Ltd. (d)	18,400	80,408
EQT Corp.	1,710	153,797
Golar LNG Ltd.	6,900	248,366
Imperial Oil Ltd.	4,200	185,127
Kinder Morgan, Inc.	5,580	239,661
Marathon Petroleum Corp.	1,892	186,494
Markwest Energy Partners LP	3,600	242,856
Newfield Exploration Co. (a)	10,157	398,561
Northern Oil & Gas, Inc. (a)(d)	12,009	106,160
Scorpio Tankers, Inc.	14,955	139,680
Stone Energy Corp. (a)	20,890	356,592
Tesoro Corp.	5,508	472,752
Whiting Petroleum Corp. (a)	14,828	562,129
		4,170,919
TOTAL ENERGY		5,393,516
FINANCIALS - 28.5%
Banks - 6.0%
Bank of Ireland (a)	212,097	81,157
Barclays PLC sponsored ADR	15,825	249,086
BOK Financial Corp.	400	26,076
CIT Group, Inc.	12,454	560,804
Citigroup, Inc.	5,812	309,896
EFG Eurobank Ergasias SA (a)	811,600	123,550
First Citizen Bancshares, Inc. (a)	2,787	669,828
First Niagara Financial Group, Inc.	39,680	360,890
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Hilltop Holdings, Inc. (a)	12,274	$ 246,830
Investors Bancorp, Inc.	23,370	276,701
JPMorgan Chase & Co.	10,969	693,899
M&T Bank Corp.	3,079	368,464
PNC Financial Services Group, Inc.	4,011	367,929
Prosperity Bancshares, Inc.	4,800	256,032
Regions Financial Corp.	3,600	35,388
TSB Banking Group PLC	26,100	133,894
U.S. Bancorp	18,579	796,482
Wells Fargo & Co.	7,429	409,338
Zions Bancorporation	4,600	130,341
		6,096,585
Capital Markets - 4.7%
American Capital Ltd. (a)	8,130	122,682
Ameriprise Financial, Inc.	1,472	184,412
Apollo Global Management LLC Class A	10,978	250,957
Ares Capital Corp.	21,988	374,236
Artisan Partners Asset Management, Inc.	5,100	228,429
E*TRADE Financial Corp. (a)	16,759	482,492
Fortress Investment Group LLC	29,972	243,373
Franklin Resources, Inc.	4,100	211,396
Invesco Ltd.	20,380	844,140
Julius Baer Group Ltd.	2,740	143,414
KKR & Co. LP	16,212	364,932
NorthStar Asset Management Group, Inc.	11,295	237,534
The Blackstone Group LP	13,414	549,437
UBS Group AG	13,768	275,048
Virtus Investment Partners, Inc.	1,700	227,154
		4,739,636
Consumer Finance - 2.5%
Capital One Financial Corp.	13,306	1,075,790
Discover Financial Services	6,600	382,602
Navient Corp.	37,677	736,209
Springleaf Holdings, Inc. (a)	7,790	389,500
		2,584,101
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	6,558	926,055
Cerved Information Solutions SpA	16,325	118,443
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Element Financial Corp. (a)	11,700	$ 167,766
The NASDAQ OMX Group, Inc.	5,022	244,220
		1,456,484
Insurance - 5.7%
ACE Ltd.	4,500	481,455
AFLAC, Inc.	5,438	342,812
Allied World Assurance Co.	5,321	218,906
Allstate Corp.	5,658	394,136
AMBAC Financial Group, Inc. (a)	19,801	455,621
Brown & Brown, Inc.	12,800	408,960
Greenlight Capital Re, Ltd. (a)	6,627	201,395
Intact Financial Corp.	3,434	264,502
Old Republic International Corp.	20,611	315,142
Principal Financial Group, Inc.	8,200	419,184
ProAssurance Corp.	5,413	243,314
Progressive Corp.	5,360	142,898
Prudential PLC	11,148	277,558
Reinsurance Group of America, Inc.	6,027	552,194
StanCorp Financial Group, Inc.	3,898	280,968
The Chubb Corp.	500	49,175
Third Point Reinsurance Ltd. (a)	4,108	55,376
Torchmark Corp.	7,188	403,319
Validus Holdings Ltd.	8,376	350,368
		5,857,283
Real Estate Investment Trusts - 6.3%
Alexandria Real Estate Equities, Inc.	4,931	455,526
American Capital Agency Corp.	21,126	435,935
American Realty Capital Properties, Inc.	39,800	359,394
American Tower Corp.	5,536	523,318
Annaly Capital Management, Inc.	7,900	79,553
Brandywine Realty Trust (SBI)	1,950	28,431
Douglas Emmett, Inc.	4,600	131,100
Equity Commonwealth (a)	1,800	45,378
Equity Lifestyle Properties, Inc.	13,252	699,971
Eurobank Properties Real Estate Investment Co.	50,742	403,288
Extra Space Storage, Inc.	8,391	553,219
iStar Financial, Inc. (a)(d)	24,025	325,299
Lamar Advertising Co. Class A	9,246	535,898
MFA Financial, Inc.	25,860	200,932
NorthStar Realty Finance Corp.	22,005	412,814
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sun Communities, Inc.	10,113	$ 627,613
WP Glimcher, Inc.	41,730	625,950
		6,443,619
Real Estate Management & Development - 1.6%
Brookfield Asset Management, Inc. Class A	2,700	145,395
Forest City Enterprises, Inc. Class A (a)	28,635	680,368
Kennedy Wilson Europe Real Estate PLC	12,391	211,582
Kennedy-Wilson Holdings, Inc. (a)	12,086	299,491
Realogy Holdings Corp. (a)	6,100	289,201
		1,626,037
Thrifts & Mortgage Finance - 0.3%
TFS Financial Corp.	17,700	258,774
TOTAL FINANCIALS		29,062,519
HEALTH CARE - 6.8%
Biotechnology - 0.3%
AMAG Pharmaceuticals, Inc. (a)	3,300	168,201
United Therapeutics Corp. (a)	800	127,752
		295,953
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	24,462	435,913
DENTSPLY International, Inc.	2,156	109,956
St. Jude Medical, Inc.	2,000	140,100
The Cooper Companies, Inc.	600	106,842
Zimmer Holdings, Inc.	2,500	274,600
		1,067,411
Health Care Providers & Services - 2.5%
Accretive Health, Inc. (a)	12,827	72,088
Cardinal Health, Inc.	5,088	429,122
Cigna Corp.	3,600	448,704
Community Health Systems, Inc. (a)	5,207	279,512
Express Scripts Holding Co. (a)	2,500	216,000
HCA Holdings, Inc. (a)	5,234	387,368
Humana, Inc.	2,100	347,760
Laboratory Corp. of America Holdings (a)	1,200	143,472
Omnicare, Inc.	1,100	96,778
Universal Health Services, Inc. Class B	1,400	163,730
		2,584,534
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.3%
CompuGroup Medical AG	11,205	$ 320,281
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	4,945	204,575
Pharmaceuticals - 2.4%
Actavis PLC (a)	400	113,144
Cardiome Pharma Corp. (a)	5,942	49,497
Jazz Pharmaceuticals PLC (a)	5,233	935,137
Mallinckrodt PLC (a)	1,100	124,498
Perrigo Co. PLC	1,500	274,920
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,083	427,955
The Medicines Company (a)	10,759	275,538
Theravance, Inc.	14,170	230,263
		2,430,952
TOTAL HEALTH CARE		6,903,706
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.4%
Aerojet Rocketdyne Holdings, Inc. (a)(d)	25,469	500,721
Curtiss-Wright Corp.	9,470	691,878
L-3 Communications Holdings, Inc.	3,337	383,455
Meggitt PLC	28,600	231,127
Orbital ATK, Inc.	4,800	351,168
Textron, Inc.	7,218	317,448
		2,475,797
Air Freight & Logistics - 0.8%
FedEx Corp.	2,380	403,577
Hub Group, Inc. Class A (a)	6,733	268,647
UTi Worldwide, Inc. (a)	11,708	105,723
		777,947
Airlines - 0.2%
American Airlines Group, Inc.	5,200	251,082
Building Products - 0.6%
Allegion PLC	10,578	646,845
Commercial Services & Supplies - 0.7%
ADT Corp. (d)	10,449	392,882
Regus PLC	72,600	277,283
West Corp.	269	8,326
		678,491
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.8%
AECOM Technology Corp. (a)	39,162	$ 1,235,943
Astaldi SpA	26,338	228,969
Jacobs Engineering Group, Inc. (a)	8,100	347,166
		1,812,078
Electrical Equipment - 1.3%
Babcock & Wilcox Co.	14,361	464,148
EnerSys	3,400	230,860
OSRAM Licht AG	4,421	232,915
Regal Beloit Corp.	5,300	414,460
		1,342,383
Machinery - 1.9%
AGCO Corp.	8,000	412,080
Deere & Co.	3,370	305,052
Manitowoc Co., Inc.	13,613	268,584
Melrose PLC	52,072	211,308
Sulzer AG (Reg.)	2,050	228,756
TriMas Corp. (a)	5,682	160,062
Valmet Corp.	2,951	34,200
Valmont Industries, Inc.	2,192	276,236
		1,896,278
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	37,800	46,872
Road & Rail - 0.6%
CSX Corp.	6,800	245,412
Daqin Railway Co. Ltd. (A Shares)	102,400	230,626
TransForce, Inc.	5,864	132,444
		608,482
Trading Companies & Distributors - 1.4%
AerCap Holdings NV (a)	13,995	653,287
MRC Global, Inc. (a)	23,769	347,027
Noble Group Ltd.	209,900	137,215
WESCO International, Inc. (a)	3,606	260,137
		1,397,666
TOTAL INDUSTRIALS		11,933,921
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 1.5%
Harris Corp.	2,800	224,672
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Plantronics, Inc.	6,175	$ 328,942
QUALCOMM, Inc.	13,905	945,540
		1,499,154
Electronic Equipment & Components - 1.7%
Ingram Micro, Inc. Class A (a)	27,803	699,523
Jabil Circuit, Inc.	13,595	306,159
SYNNEX Corp.	700	53,550
TE Connectivity Ltd.	5,265	350,386
TTM Technologies, Inc. (a)	39,781	371,952
		1,781,570
Internet Software & Services - 0.3%
Google, Inc. Class C (a)	501	269,207
IT Services - 1.5%
CGI Group, Inc. Class A (sub. vtg.) (a)	2,831	119,153
EVERTEC, Inc.	10,700	221,811
Global Payments, Inc.	2,641	264,839
Leidos Holdings, Inc.	5,600	233,184
Total System Services, Inc.	8,947	353,943
Unisys Corp. (a)	15,285	332,754
		1,525,684
Semiconductors & Semiconductor Equipment - 2.3%
Broadcom Corp. Class A	27,032	1,194,950
MagnaChip Semiconductor Corp. (a)	7,700	42,196
Marvell Technology Group Ltd.	34,000	476,340
Maxim Integrated Products, Inc.	5,800	190,414
PMC-Sierra, Inc. (a)	23,973	202,092
Teradyne, Inc.	13,200	240,900
		2,346,892
Software - 3.0%
Activision Blizzard, Inc.	13,872	316,490
Cadence Design Systems, Inc. (a)	18,600	346,890
Comverse, Inc. (a)	3,963	97,094
Constellation Software, Inc.	309	121,141
Constellation Software, Inc. rights 9/15/15 (a)	31	9
Interactive Intelligence Group, Inc. (a)(d)	6,000	263,880
Oracle Corp.	12,789	557,856
Parametric Technology Corp. (a)	9,800	375,732
Progress Software Corp. (a)	3,600	95,040
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp.	21,735	$ 541,745
Synopsys, Inc. (a)	8,300	389,104
		3,104,981
Technology Hardware, Storage & Peripherals - 1.7%
EMC Corp.	7,966	214,365
NCR Corp. (a)	23,703	650,410
Samsung Electronics Co. Ltd.	530	693,801
Western Digital Corp.	2,100	205,254
		1,763,830
TOTAL INFORMATION TECHNOLOGY		12,291,318
MATERIALS - 7.2%
Chemicals - 4.4%
Agrium, Inc.	7,122	737,878
Airgas, Inc.	2,183	221,094
Ashland, Inc.	2,486	314,131
Axalta Coating Systems	7,700	236,236
Axiall Corp.	4,406	179,765
Cabot Corp.	3,150	134,631
CF Industries Holdings, Inc.	2,200	632,434
Cytec Industries, Inc.	5,056	279,546
Eastman Chemical Co.	6,924	527,747
LyondellBasell Industries NV Class A	1,820	188,406
Methanex Corp.	12,604	758,538
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	6,900	150,696
Tronox Ltd. Class A	8,700	182,265
		4,543,367
Containers & Packaging - 1.5%
Avery Dennison Corp.	4,820	267,944
Rock-Tenn Co. Class A	15,400	969,892
Sonoco Products Co.	7,301	326,282
		1,564,118
Metals & Mining - 1.3%
Compass Minerals International, Inc.	7,640	674,841
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.	12,900	$ 285,477
SunCoke Energy, Inc.	18,576	325,637
		1,285,955
TOTAL MATERIALS		7,393,440
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	627	22,547
Frontier Communications Corp.	13,280	91,101
		113,648
Wireless Telecommunication Services - 0.2%
RingCentral, Inc. (a)	12,000	206,760
T-Mobile U.S., Inc. (a)	902	30,704
		237,464
TOTAL TELECOMMUNICATION SERVICES		351,112
UTILITIES - 9.3%
Electric Utilities - 5.1%
Edison International	23,137	1,409,969
Exelon Corp.	12,329	419,433
ITC Holdings Corp.	24,478	881,208
NextEra Energy, Inc.	5,316	536,544
OGE Energy Corp.	19,870	649,352
PPL Corp.	38,943	1,325,230
		5,221,736
Gas Utilities - 0.8%
National Fuel Gas Co.	12,488	804,852
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	11,115	369,796
Multi-Utilities - 3.1%
CMS Energy Corp.	6,200	210,366
NiSource, Inc.	31,679	1,375,502
Sempra Energy	14,562	1,546,043
		3,131,911
TOTAL UTILITIES		9,528,295
TOTAL COMMON STOCKS (Cost $88,035,791)		98,207,356
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA sponsored ADR (Cost $169,270)	9,677	$ 124,059
U.S. Treasury Obligations - 0.1%
		Principal Amount (h)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 6/4/15 to 6/25/15 (g) (Cost $59,999)		$ 60,000	60,000
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $153,576)	EUR	100,000	120,073
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	4,101,958	4,101,958
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	570,995	570,995
TOTAL MONEY MARKET FUNDS (Cost $4,672,953)		4,672,953
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $93,091,589)		103,184,441
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(1,031,228)
NET ASSETS - 100%		$ 102,153,213
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2015	$ 1,047,550	$ (18,948)
The face value of futures purchased as a percentage of net assets is 1%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $120,073 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $60,000.
(h) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,904
Fidelity Securities Lending Cash Central Fund	5,770
Total	$ 8,674
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,171,140	$ 11,989,552	$ 181,588	$ -
Consumer Staples	3,178,389	2,559,274	619,115	-
Energy	5,393,516	5,020,708	372,808	-
Financials	29,186,578	27,418,644	1,767,934	-
Health Care	6,903,706	6,583,425	320,281	-
Industrials	11,933,921	10,489,363	1,444,558	-
Information Technology	12,291,318	12,291,318	-	-
Materials	7,393,440	7,393,440	-	-
Telecommunication Services	351,112	351,112	-	-
Utilities	9,528,295	9,528,295	-	-
U.S. Government and Government Agency Obligations	60,000	-	60,000	-
Preferred Securities	120,073	-	120,073	-
Money Market Funds	4,672,953	4,672,953	-	-
Total Investments in Securities:	$ 103,184,441	$ 98,298,084	$ 4,886,357	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (18,948)	$ (18,948)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (18,948)
Total Value of Derivatives	$ -	$ (18,948)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.1%
Canada	3.2%
Bermuda	3.1%
Ireland	2.6%
Switzerland	1.7%
United Kingdom	1.1%
Netherlands	1.1%
Others (Individually Less Than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $551,092) - See accompanying schedule: Unaffiliated issuers (cost $88,418,636)	$ 98,511,488
Fidelity Central Funds (cost $4,672,953)	4,672,953
Total Investments (cost $93,091,589)		$ 103,184,441
Cash		74,635
Receivable for investments sold		772,928
Receivable for fund shares sold		100,710
Dividends receivable		70,091
Distributions receivable from Fidelity Central Funds		2,343
Prepaid expenses		65
Receivable from investment adviser for expense reductions		3,495
Other receivables		13,091
Total assets		104,221,799

Liabilities
Payable for investments purchased	$ 1,146,991
Payable for fund shares redeemed	163,071
Accrued management fee	51,134
Distribution and service plan fees payable	35,641
Payable for daily variation margin for derivative instruments	11,340
Other affiliated payables	22,057
Other payables and accrued expenses	67,357
Collateral on securities loaned, at value	570,995
Total liabilities		2,068,586

Net Assets		$ 102,153,213
Net Assets consist of:
Paid in capital		$ 96,954,790
Undistributed net investment income		87,179
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,963,056)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,074,300
Net Assets		$ 102,153,213

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($51,980,046 ÷ 2,294,972 shares)	$ 22.65

Maximum offering price per share (100/94.25 of $22.65)	$ 24.03
Class T: Net Asset Value and redemption price per share ($19,313,605 ÷ 860,310 shares)	$ 22.45

Maximum offering price per share (100/96.50 of $22.45)	$ 23.26
Class B: Net Asset Value and offering price per share ($1,183,049 ÷ 54,525 shares)A	$ 21.70

Class C: Net Asset Value and offering price per share ($18,604,340 ÷ 860,134 shares)A	$ 21.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,072,173 ÷ 484,712 shares)	$ 22.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 858,496
Interest		955
Income from Fidelity Central Funds		8,674
Total income		868,125

Expenses
Management fee Basic fee	$ 268,052
Performance adjustment	10,036
Transfer agent fees	112,401
Distribution and service plan fees	205,347
Accounting and security lending fees	19,060
Custodian fees and expenses	35,407
Independent trustees' compensation	188
Registration fees	52,506
Audit	35,012
Legal	156
Miscellaneous	316
Total expenses before reductions	738,481
Expense reductions	(45,772)	692,709
Net investment income (loss)		175,416
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,159,676
Foreign currency transactions	(1,000)
Futures contracts	85,793
Total net realized gain (loss)		5,244,469
Change in net unrealized appreciation (depreciation) on: Investment securities	(60,938)
Assets and liabilities in foreign currencies	1,119
Futures contracts	(18,260)
Total change in net unrealized appreciation (depreciation)		(78,079)
Net gain (loss)		5,166,390
Net increase (decrease) in net assets resulting from operations		$ 5,341,806

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 175,416	$ 196,915
Net realized gain (loss)	5,244,469	13,157,647
Change in net unrealized appreciation (depreciation)	(78,079)	(2,483,169)
Net increase (decrease) in net assets resulting from operations	5,341,806	10,871,393
Distributions to shareholders from net investment income	(153,278)	(112,252)
Distributions to shareholders from net realized gain	(63,887)	(142,925)
Total distributions	(217,165)	(255,177)
Share transactions - net increase (decrease)	3,892,685	3,929,186
Total increase (decrease) in net assets	9,017,326	14,545,402

Net Assets
Beginning of period	93,135,887	78,590,485
End of period (including undistributed net investment income of $87,179 and undistributed net investment income of $65,041, respectively)	$ 102,153,213	$ 93,135,887

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.48	$ 18.90	$ 14.08	$ 12.25	$ 12.12	$ 9.81
Income from Investment Operations
Net investment income (loss) E	.06	.09	.11	.07	.03	.06H
Net realized and unrealized gain (loss)	1.18	2.58	4.82	1.79	.17	2.29
Total from investment operations	1.24	2.67	4.93	1.86	.20	2.35
Distributions from net investment income	(.05)	(.04)	(.11)	(.03)	(.06)	(.03)
Distributions from net realized gain	(.02)	(.04)	-	-	(.01)	(.01)
Total distributions	(.07)	(.09) J	(.11)	(.03)	(.07)	(.04)
Net asset value, end of period	$ 22.65	$ 21.48	$ 18.90	$ 14.08	$ 12.25	$ 12.12
Total ReturnB, C, D	5.77%	14.15%	35.30%	15.22%	1.65%	23.99%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33%A	1.29%	1.31%	1.35%	1.29%	1.33%
Expenses net of fee waivers, if any	1.25%A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%A	1.25%	1.23%	1.25%	1.24%	1.24%
Net investment income (loss)	.53%A	.42%	.69%	.51%	.21%	.51%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,980	$ 45,759	$ 38,397	$ 27,817	$ 29,635	$ 37,972
Portfolio turnover rate G	65%A	78%	103%	77%	96%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .13%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.09 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.044 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.27	$ 18.72	$ 13.95	$ 12.15	$ 12.03	$ 9.74
Income from Investment Operations
Net investment income (loss) E	.03	.03	.07	.03	(.01)	.03H
Net realized and unrealized gain (loss)	1.16	2.56	4.78	1.80	.17	2.27
Total from investment operations	1.19	2.59	4.85	1.83	.16	2.30
Distributions from net investment income	-	-	(.08)	(.03)	(.04)	(.01)
Distributions from net realized gain	(.01)	(.04)	-	-	(.01)	(.01)
Total distributions	(.01)	(.04)	(.08)	(.03)	(.04) K	(.01) J
Net asset value, end of period	$ 22.45	$ 21.27	$ 18.72	$ 13.95	$ 12.15	$ 12.03
Total ReturnB, C, D	5.59%	13.88%	34.94%	15.05%	1.35%	23.66%
Ratios to Average Net Assets F, I
Expenses before reductions	1.61%A	1.57%	1.58%	1.61%	1.56%	1.59%
Expenses net of fee waivers, if any	1.50%A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%A	1.50%	1.48%	1.50%	1.49%	1.49%
Net investment income (loss)	.28%A	.17%	.44%	.26%	(.04)%	.26% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,314	$ 18,558	$ 17,319	$ 12,727	$ 12,866	$ 17,908
Portfolio turnover rate G	65% A	78%	103%	77%	96%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.60	$ 18.18	$ 13.54	$ 11.85	$ 11.75	$ 9.54
Income from Investment Operations
Net investment income (loss) E	(.02)	(.07)	(.01)	(.03)	(.07)	(.03) H
Net realized and unrealized gain (loss)	1.13	2.49	4.65	1.74	.17	2.24
Total from investment operations	1.11	2.42	4.64	1.71	.10	2.21
Distributions from net investment income	-	-	-	(.02)	-	-
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.01)	-	-	(.02)	-	-
Net asset value, end of period	$ 21.70	$ 20.60	$ 18.18	$ 13.54	$ 11.85	$ 11.75
Total ReturnB, C, D	5.38%	13.31%	34.27%	14.41%	.85%	23.17%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18%A	2.13%	2.11%	2.13%	2.05%	2.08%
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00%A	2.00%	1.98%	2.00%	1.99%	1.99%
Net investment income (loss)	(.22)% A	(.33)%	(.06)%	(.24)%	(.54)%	(.24)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,183	$ 1,417	$ 2,116	$ 2,480	$ 3,482	$ 4,937
Portfolio turnover rate G	65% A	78%	103%	77%	96%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.54	$ 18.13	$ 13.51	$ 11.83	$ 11.73	$ 9.53
Income from Investment Operations
Net investment income (loss) E	(.02)	(.07)	(.01)	(.03)	(.07)	(.03) H
Net realized and unrealized gain (loss)	1.12	2.48	4.64	1.73	.17	2.23
Total from investment operations	1.10	2.41	4.63	1.70	.10	2.20
Distributions from net investment income	-	-	(.01)	(.02)	-	-
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.01)	-	(.01)	(.02)	-	-
Net asset value, end of period	$ 21.63	$ 20.54	$ 18.13	$ 13.51	$ 11.83	$ 11.73
Total ReturnB, C, D	5.35%	13.29%	34.32%	14.36%	.85%	23.08%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12%A	2.06%	2.08%	2.10%	2.04%	2.08%
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00%A	2.00%	1.98%	1.99%	1.99%	1.99%
Net investment income (loss)	(.22)%A	(.33)%	(.06)%	(.24)%	(.54)%	(.24)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,604	$ 17,390	$ 14,354	$ 9,283	$ 8,976	$ 9,497
Portfolio turnover rate G	65%A	78%	103%	77%	96%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.70	$ 19.09	$ 14.22	$ 12.34	$ 12.21	$ 9.88
Income from Investment Operations
Net investment income (loss) D	.09	.14	.16	.10	.06	.09 G
Net realized and unrealized gain (loss)	1.18	2.60	4.86	1.81	.18	2.31
Total from investment operations	1.27	2.74	5.02	1.91	.24	2.40
Distributions from net investment income	(.11)	(.09)	(.15)	(.03)	(.10)	(.06)
Distributions from net realized gain	(.02)	(.04)	-	-	(.01)	(.01)
Total distributions	(.13)	(.13)	(.15)	(.03)	(.11)	(.07)
Net asset value, end of period	$ 22.84	$ 21.70	$ 19.09	$ 14.22	$ 12.34	$ 12.21
Total ReturnB, C	5.88%	14.46%	35.65%	15.56%	1.93%	24.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.04%A	.97%	.96%	.99%	.97%	1.03%
Expenses net of fee waivers, if any	1.00%A	.97%	.96%	.99%	.97%	1.00%
Expenses net of all reductions	1.00%A	.97%	.94%	.99%	.96%	.99%
Net investment income (loss)	.78%A	.69%	.98%	.76%	.49%	.76% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,072	$ 10,011	$ 6,405	$ 4,080	$ 4,869	$ 5,894
Portfolio turnover rateF	65% A	78%	103%	77%	96%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,519,028
Gross unrealized depreciation	(3,530,248)
Net unrealized appreciation (depreciation) on securities	$ 9,988,780

Tax cost	$ 93,195,661

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (9,896,903)

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $85,793 and a change in net unrealized appreciation (depreciation) of $(18,260) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $33,286,332 and $30,513,500, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 60,999	$ 2,675
Class T	.25%	.25%	47,056	615
Class B	.75%	.25%	6,475	4,944
Class C	.75%	.25%	90,817	16,041
			$ 205,347	$ 24,275

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,053
Class T	2,536
Class B*	185
Class C*	1,304
$ 13,078

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 54,676.22
Class T	23,106.25
Class B	1,972.31
Class C	23,423.26
Institutional Class	9,224.17
	$ 112,401

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $777 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $75 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

Total security lending income during the period amounted to $5,770, including $64 from securities loaned to FCM.

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$ 20,609
Class T	1.50%	10,318
Class B	2.00%	1,143
Class C	2.00%	10,891
Institutional Class	1.00%	1,877
		$ 44,838

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $904 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $30.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 101,012	$ 83,047
Institutional Class	52,266	29,205
Total	$ 153,278	$ 112,252
From net realized gain
Class A	$ 40,780	$ 89,124
Class T	6,850	39,363
Class B	509	-
Class C	6,869	-
Institutional Class	8,879	14,438
Total	$ 63,887	$ 142,925

Semiannual Report

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	439,756	645,072	$ 9,749,436	$ 13,268,279
Reinvestment of distributions	6,016	8,091	131,655	155,015
Shares redeemed	(280,667)	(554,574)	(6,219,475)	(11,319,595)
Net increase (decrease)	165,105	98,589	$ 3,661,616	$ 2,103,699
Class T
Shares sold	68,474	161,059	$ 1,507,001	$ 3,267,392
Reinvestment of distributions	306	2,020	6,711	38,408
Shares redeemed	(81,141)	(215,769)	(1,773,235)	(4,328,239)
Net increase (decrease)	(12,361)	(52,690)	$ (259,523)	$ (1,022,439)
Class B
Shares sold	168	2,813	$ 3,636	$ 54,581
Reinvestment of distributions	23	-	484	-
Shares redeemed	(14,458)	(50,387)	(306,341)	(990,350)
Net increase (decrease)	(14,267)	(47,574)	$ (302,221)	$ (935,769)
Class C
Shares sold	89,590	339,964	$ 1,887,526	$ 6,682,150
Reinvestment of distributions	305	-	6,463	-
Shares redeemed	(76,406)	(285,178)	(1,617,654)	(5,539,053)
Net increase (decrease)	13,489	54,786	$ 276,335	$ 1,143,097
Institutional Class
Shares sold	81,538	305,064	$ 1,809,144	$ 6,333,952
Reinvestment of distributions	2,352	1,763	51,833	34,039
Shares redeemed	(60,445)	(181,045)	(1,344,499)	(3,727,393)
Net increase (decrease)	23,445	125,782	$ 516,478	$ 2,640,598

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

FAV-USAN-0615
1.800649.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.25%
Actual		$ 1,000.00	$ 1,057.70	$ 6.38
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,055.90	$ 7.65
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,053.80	$ 10.18
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,053.50	$ 10.18
HypotheticalA		$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,058.80	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	1.5	1.6
Edison International	1.4	1.5
NiSource, Inc.	1.4	1.3
PPL Corp.	1.3	1.3
AECOM Technology Corp.	1.2	1.4
Broadcom Corp. Class A	1.2	1.2
Capital One Financial Corp.	1.1	0.7
Rock-Tenn Co. Class A	0.9	0.6
QUALCOMM, Inc.	0.9	0.3
Jazz Pharmaceuticals PLC	0.9	0.9
	11.8
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.7	28.8
Information Technology	12.0	12.6
Consumer Discretionary	11.9	12.0
Industrials	11.7	10.0
Utilities	9.3	9.8
Asset Allocation (% of fund's net assets)
As of April 30, 2015*		As of October 31, 2014**
	Stocks and Equity Futures 97.2%		Stocks and Equity Futures 97.3%
	Other Investments 0.1%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 2.7%		Short-Term Investments and Net Other Assets (Liabilities) 2.5%
* Foreign investments	17.9%	** Foreign investments	18.8%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 2.1%
Delphi Automotive PLC	3,613	$ 299,879
Tenneco, Inc. (a)	4,500	263,025
The Goodyear Tire & Rubber Co.	25,240	715,933
Visteon Corp. (a)	8,633	875,386
		2,154,223
Automobiles - 0.3%
Harley-Davidson, Inc.	5,900	331,639
Diversified Consumer Services - 1.4%
H&R Block, Inc.	10,412	314,859
Houghton Mifflin Harcourt Co. (a)	40,278	920,755
Service Corp. International	7,428	205,607
		1,441,221
Hotels, Restaurants & Leisure - 0.3%
DineEquity, Inc.	2,700	260,361
Wyndham Worldwide Corp.	500	42,700
		303,061
Household Durables - 2.0%
Helen of Troy Ltd. (a)	3,175	278,162
Jarden Corp. (a)	11,938	610,987
KB Home (d)	23,621	342,268
Qingdao Haier Co. Ltd.	35,200	153,845
Whirlpool Corp.	3,740	656,744
		2,042,006
Leisure Products - 1.0%
Mattel, Inc.	15,890	447,462
Vista Outdoor, Inc. (a)	12,700	555,752
		1,003,214
Media - 1.9%
Liberty Broadband Corp. Class C (a)	5,608	304,290
Live Nation Entertainment, Inc. (a)	34,903	874,669
Omnicom Group, Inc.	4,650	352,284
Sinclair Broadcast Group, Inc. Class A	8,330	255,231
Starz Series A (a)	3,000	117,990
		1,904,464
Multiline Retail - 0.6%
Kohl's Corp.	8,135	582,873
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	2,092	299,156
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoZone, Inc. (a)	551	$ 370,636
Chico's FAS, Inc.	22,007	371,038
GameStop Corp. Class A	7,700	296,758
The Men's Wearhouse, Inc.	5,886	333,089
		1,670,677
Textiles, Apparel & Luxury Goods - 0.7%
Fossil Group, Inc. (a)	3,226	270,919
Gildan Activewear, Inc.	9,000	285,255
Japan Tobacco, Inc.	5,200	181,588
		737,762
TOTAL CONSUMER DISCRETIONARY		12,171,140
CONSUMER STAPLES - 3.1%
Beverages - 0.9%
C&C Group PLC	55,677	225,608
Coca-Cola Enterprises, Inc.	1,988	88,287
Cott Corp.	38,046	331,381
Molson Coors Brewing Co. Class B	3,375	248,096
		893,372
Food Products - 1.6%
Bunge Ltd.	4,747	409,998
ConAgra Foods, Inc.	5,500	198,825
Darling International, Inc. (a)	18,000	245,880
Dean Foods Co.	10,870	176,638
Greencore Group PLC	41,284	224,031
The J.M. Smucker Co.	3,480	403,402
		1,658,774
Household Products - 0.2%
Svenska Cellulosa AB (SCA) (B Shares)	6,700	169,476
Personal Products - 0.4%
Coty, Inc. Class A	7,278	174,017
Nu Skin Enterprises, Inc. Class A	5,000	282,750
		456,767
TOTAL CONSUMER STAPLES		3,178,389
Common Stocks - continued
	Shares	Value
ENERGY - 5.3%
Energy Equipment & Services - 1.2%
BW Offshore Ltd.	107,145	$ 79,823
Dril-Quip, Inc. (a)	4,500	358,740
FMC Technologies, Inc. (a)	3,270	144,207
Halliburton Co.	4,158	203,534
Odfjell Drilling A/S	28,835	25,668
Rowan Companies PLC	6,763	143,308
SBM Offshore NV (a)(d)	20,700	267,317
		1,222,597
Oil, Gas & Consumable Fuels - 4.1%
Boardwalk Pipeline Partners, LP	14,200	248,642
Cobalt International Energy, Inc. (a)	28,100	300,670
Energen Corp.	3,499	249,024
Energy XXI (Bermuda) Ltd. (d)	18,400	80,408
EQT Corp.	1,710	153,797
Golar LNG Ltd.	6,900	248,366
Imperial Oil Ltd.	4,200	185,127
Kinder Morgan, Inc.	5,580	239,661
Marathon Petroleum Corp.	1,892	186,494
Markwest Energy Partners LP	3,600	242,856
Newfield Exploration Co. (a)	10,157	398,561
Northern Oil & Gas, Inc. (a)(d)	12,009	106,160
Scorpio Tankers, Inc.	14,955	139,680
Stone Energy Corp. (a)	20,890	356,592
Tesoro Corp.	5,508	472,752
Whiting Petroleum Corp. (a)	14,828	562,129
		4,170,919
TOTAL ENERGY		5,393,516
FINANCIALS - 28.5%
Banks - 6.0%
Bank of Ireland (a)	212,097	81,157
Barclays PLC sponsored ADR	15,825	249,086
BOK Financial Corp.	400	26,076
CIT Group, Inc.	12,454	560,804
Citigroup, Inc.	5,812	309,896
EFG Eurobank Ergasias SA (a)	811,600	123,550
First Citizen Bancshares, Inc. (a)	2,787	669,828
First Niagara Financial Group, Inc.	39,680	360,890
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Hilltop Holdings, Inc. (a)	12,274	$ 246,830
Investors Bancorp, Inc.	23,370	276,701
JPMorgan Chase & Co.	10,969	693,899
M&T Bank Corp.	3,079	368,464
PNC Financial Services Group, Inc.	4,011	367,929
Prosperity Bancshares, Inc.	4,800	256,032
Regions Financial Corp.	3,600	35,388
TSB Banking Group PLC	26,100	133,894
U.S. Bancorp	18,579	796,482
Wells Fargo & Co.	7,429	409,338
Zions Bancorporation	4,600	130,341
		6,096,585
Capital Markets - 4.7%
American Capital Ltd. (a)	8,130	122,682
Ameriprise Financial, Inc.	1,472	184,412
Apollo Global Management LLC Class A	10,978	250,957
Ares Capital Corp.	21,988	374,236
Artisan Partners Asset Management, Inc.	5,100	228,429
E*TRADE Financial Corp. (a)	16,759	482,492
Fortress Investment Group LLC	29,972	243,373
Franklin Resources, Inc.	4,100	211,396
Invesco Ltd.	20,380	844,140
Julius Baer Group Ltd.	2,740	143,414
KKR & Co. LP	16,212	364,932
NorthStar Asset Management Group, Inc.	11,295	237,534
The Blackstone Group LP	13,414	549,437
UBS Group AG	13,768	275,048
Virtus Investment Partners, Inc.	1,700	227,154
		4,739,636
Consumer Finance - 2.5%
Capital One Financial Corp.	13,306	1,075,790
Discover Financial Services	6,600	382,602
Navient Corp.	37,677	736,209
Springleaf Holdings, Inc. (a)	7,790	389,500
		2,584,101
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	6,558	926,055
Cerved Information Solutions SpA	16,325	118,443
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Element Financial Corp. (a)	11,700	$ 167,766
The NASDAQ OMX Group, Inc.	5,022	244,220
		1,456,484
Insurance - 5.7%
ACE Ltd.	4,500	481,455
AFLAC, Inc.	5,438	342,812
Allied World Assurance Co.	5,321	218,906
Allstate Corp.	5,658	394,136
AMBAC Financial Group, Inc. (a)	19,801	455,621
Brown & Brown, Inc.	12,800	408,960
Greenlight Capital Re, Ltd. (a)	6,627	201,395
Intact Financial Corp.	3,434	264,502
Old Republic International Corp.	20,611	315,142
Principal Financial Group, Inc.	8,200	419,184
ProAssurance Corp.	5,413	243,314
Progressive Corp.	5,360	142,898
Prudential PLC	11,148	277,558
Reinsurance Group of America, Inc.	6,027	552,194
StanCorp Financial Group, Inc.	3,898	280,968
The Chubb Corp.	500	49,175
Third Point Reinsurance Ltd. (a)	4,108	55,376
Torchmark Corp.	7,188	403,319
Validus Holdings Ltd.	8,376	350,368
		5,857,283
Real Estate Investment Trusts - 6.3%
Alexandria Real Estate Equities, Inc.	4,931	455,526
American Capital Agency Corp.	21,126	435,935
American Realty Capital Properties, Inc.	39,800	359,394
American Tower Corp.	5,536	523,318
Annaly Capital Management, Inc.	7,900	79,553
Brandywine Realty Trust (SBI)	1,950	28,431
Douglas Emmett, Inc.	4,600	131,100
Equity Commonwealth (a)	1,800	45,378
Equity Lifestyle Properties, Inc.	13,252	699,971
Eurobank Properties Real Estate Investment Co.	50,742	403,288
Extra Space Storage, Inc.	8,391	553,219
iStar Financial, Inc. (a)(d)	24,025	325,299
Lamar Advertising Co. Class A	9,246	535,898
MFA Financial, Inc.	25,860	200,932
NorthStar Realty Finance Corp.	22,005	412,814
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sun Communities, Inc.	10,113	$ 627,613
WP Glimcher, Inc.	41,730	625,950
		6,443,619
Real Estate Management & Development - 1.6%
Brookfield Asset Management, Inc. Class A	2,700	145,395
Forest City Enterprises, Inc. Class A (a)	28,635	680,368
Kennedy Wilson Europe Real Estate PLC	12,391	211,582
Kennedy-Wilson Holdings, Inc. (a)	12,086	299,491
Realogy Holdings Corp. (a)	6,100	289,201
		1,626,037
Thrifts & Mortgage Finance - 0.3%
TFS Financial Corp.	17,700	258,774
TOTAL FINANCIALS		29,062,519
HEALTH CARE - 6.8%
Biotechnology - 0.3%
AMAG Pharmaceuticals, Inc. (a)	3,300	168,201
United Therapeutics Corp. (a)	800	127,752
		295,953
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	24,462	435,913
DENTSPLY International, Inc.	2,156	109,956
St. Jude Medical, Inc.	2,000	140,100
The Cooper Companies, Inc.	600	106,842
Zimmer Holdings, Inc.	2,500	274,600
		1,067,411
Health Care Providers & Services - 2.5%
Accretive Health, Inc. (a)	12,827	72,088
Cardinal Health, Inc.	5,088	429,122
Cigna Corp.	3,600	448,704
Community Health Systems, Inc. (a)	5,207	279,512
Express Scripts Holding Co. (a)	2,500	216,000
HCA Holdings, Inc. (a)	5,234	387,368
Humana, Inc.	2,100	347,760
Laboratory Corp. of America Holdings (a)	1,200	143,472
Omnicare, Inc.	1,100	96,778
Universal Health Services, Inc. Class B	1,400	163,730
		2,584,534
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.3%
CompuGroup Medical AG	11,205	$ 320,281
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	4,945	204,575
Pharmaceuticals - 2.4%
Actavis PLC (a)	400	113,144
Cardiome Pharma Corp. (a)	5,942	49,497
Jazz Pharmaceuticals PLC (a)	5,233	935,137
Mallinckrodt PLC (a)	1,100	124,498
Perrigo Co. PLC	1,500	274,920
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,083	427,955
The Medicines Company (a)	10,759	275,538
Theravance, Inc.	14,170	230,263
		2,430,952
TOTAL HEALTH CARE		6,903,706
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.4%
Aerojet Rocketdyne Holdings, Inc. (a)(d)	25,469	500,721
Curtiss-Wright Corp.	9,470	691,878
L-3 Communications Holdings, Inc.	3,337	383,455
Meggitt PLC	28,600	231,127
Orbital ATK, Inc.	4,800	351,168
Textron, Inc.	7,218	317,448
		2,475,797
Air Freight & Logistics - 0.8%
FedEx Corp.	2,380	403,577
Hub Group, Inc. Class A (a)	6,733	268,647
UTi Worldwide, Inc. (a)	11,708	105,723
		777,947
Airlines - 0.2%
American Airlines Group, Inc.	5,200	251,082
Building Products - 0.6%
Allegion PLC	10,578	646,845
Commercial Services & Supplies - 0.7%
ADT Corp. (d)	10,449	392,882
Regus PLC	72,600	277,283
West Corp.	269	8,326
		678,491
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.8%
AECOM Technology Corp. (a)	39,162	$ 1,235,943
Astaldi SpA	26,338	228,969
Jacobs Engineering Group, Inc. (a)	8,100	347,166
		1,812,078
Electrical Equipment - 1.3%
Babcock & Wilcox Co.	14,361	464,148
EnerSys	3,400	230,860
OSRAM Licht AG	4,421	232,915
Regal Beloit Corp.	5,300	414,460
		1,342,383
Machinery - 1.9%
AGCO Corp.	8,000	412,080
Deere & Co.	3,370	305,052
Manitowoc Co., Inc.	13,613	268,584
Melrose PLC	52,072	211,308
Sulzer AG (Reg.)	2,050	228,756
TriMas Corp. (a)	5,682	160,062
Valmet Corp.	2,951	34,200
Valmont Industries, Inc.	2,192	276,236
		1,896,278
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	37,800	46,872
Road & Rail - 0.6%
CSX Corp.	6,800	245,412
Daqin Railway Co. Ltd. (A Shares)	102,400	230,626
TransForce, Inc.	5,864	132,444
		608,482
Trading Companies & Distributors - 1.4%
AerCap Holdings NV (a)	13,995	653,287
MRC Global, Inc. (a)	23,769	347,027
Noble Group Ltd.	209,900	137,215
WESCO International, Inc. (a)	3,606	260,137
		1,397,666
TOTAL INDUSTRIALS		11,933,921
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 1.5%
Harris Corp.	2,800	224,672
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Plantronics, Inc.	6,175	$ 328,942
QUALCOMM, Inc.	13,905	945,540
		1,499,154
Electronic Equipment & Components - 1.7%
Ingram Micro, Inc. Class A (a)	27,803	699,523
Jabil Circuit, Inc.	13,595	306,159
SYNNEX Corp.	700	53,550
TE Connectivity Ltd.	5,265	350,386
TTM Technologies, Inc. (a)	39,781	371,952
		1,781,570
Internet Software & Services - 0.3%
Google, Inc. Class C (a)	501	269,207
IT Services - 1.5%
CGI Group, Inc. Class A (sub. vtg.) (a)	2,831	119,153
EVERTEC, Inc.	10,700	221,811
Global Payments, Inc.	2,641	264,839
Leidos Holdings, Inc.	5,600	233,184
Total System Services, Inc.	8,947	353,943
Unisys Corp. (a)	15,285	332,754
		1,525,684
Semiconductors & Semiconductor Equipment - 2.3%
Broadcom Corp. Class A	27,032	1,194,950
MagnaChip Semiconductor Corp. (a)	7,700	42,196
Marvell Technology Group Ltd.	34,000	476,340
Maxim Integrated Products, Inc.	5,800	190,414
PMC-Sierra, Inc. (a)	23,973	202,092
Teradyne, Inc.	13,200	240,900
		2,346,892
Software - 3.0%
Activision Blizzard, Inc.	13,872	316,490
Cadence Design Systems, Inc. (a)	18,600	346,890
Comverse, Inc. (a)	3,963	97,094
Constellation Software, Inc.	309	121,141
Constellation Software, Inc. rights 9/15/15 (a)	31	9
Interactive Intelligence Group, Inc. (a)(d)	6,000	263,880
Oracle Corp.	12,789	557,856
Parametric Technology Corp. (a)	9,800	375,732
Progress Software Corp. (a)	3,600	95,040
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp.	21,735	$ 541,745
Synopsys, Inc. (a)	8,300	389,104
		3,104,981
Technology Hardware, Storage & Peripherals - 1.7%
EMC Corp.	7,966	214,365
NCR Corp. (a)	23,703	650,410
Samsung Electronics Co. Ltd.	530	693,801
Western Digital Corp.	2,100	205,254
		1,763,830
TOTAL INFORMATION TECHNOLOGY		12,291,318
MATERIALS - 7.2%
Chemicals - 4.4%
Agrium, Inc.	7,122	737,878
Airgas, Inc.	2,183	221,094
Ashland, Inc.	2,486	314,131
Axalta Coating Systems	7,700	236,236
Axiall Corp.	4,406	179,765
Cabot Corp.	3,150	134,631
CF Industries Holdings, Inc.	2,200	632,434
Cytec Industries, Inc.	5,056	279,546
Eastman Chemical Co.	6,924	527,747
LyondellBasell Industries NV Class A	1,820	188,406
Methanex Corp.	12,604	758,538
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	6,900	150,696
Tronox Ltd. Class A	8,700	182,265
		4,543,367
Containers & Packaging - 1.5%
Avery Dennison Corp.	4,820	267,944
Rock-Tenn Co. Class A	15,400	969,892
Sonoco Products Co.	7,301	326,282
		1,564,118
Metals & Mining - 1.3%
Compass Minerals International, Inc.	7,640	674,841
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.	12,900	$ 285,477
SunCoke Energy, Inc.	18,576	325,637
		1,285,955
TOTAL MATERIALS		7,393,440
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	627	22,547
Frontier Communications Corp.	13,280	91,101
		113,648
Wireless Telecommunication Services - 0.2%
RingCentral, Inc. (a)	12,000	206,760
T-Mobile U.S., Inc. (a)	902	30,704
		237,464
TOTAL TELECOMMUNICATION SERVICES		351,112
UTILITIES - 9.3%
Electric Utilities - 5.1%
Edison International	23,137	1,409,969
Exelon Corp.	12,329	419,433
ITC Holdings Corp.	24,478	881,208
NextEra Energy, Inc.	5,316	536,544
OGE Energy Corp.	19,870	649,352
PPL Corp.	38,943	1,325,230
		5,221,736
Gas Utilities - 0.8%
National Fuel Gas Co.	12,488	804,852
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	11,115	369,796
Multi-Utilities - 3.1%
CMS Energy Corp.	6,200	210,366
NiSource, Inc.	31,679	1,375,502
Sempra Energy	14,562	1,546,043
		3,131,911
TOTAL UTILITIES		9,528,295
TOTAL COMMON STOCKS (Cost $88,035,791)		98,207,356
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA sponsored ADR (Cost $169,270)	9,677	$ 124,059
U.S. Treasury Obligations - 0.1%
		Principal Amount (h)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 6/4/15 to 6/25/15 (g) (Cost $59,999)		$ 60,000	60,000
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $153,576)	EUR	100,000	120,073
Money Market Funds - 4.6%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	4,101,958	4,101,958
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	570,995	570,995
TOTAL MONEY MARKET FUNDS (Cost $4,672,953)		4,672,953
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $93,091,589)		103,184,441
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(1,031,228)
NET ASSETS - 100%		$ 102,153,213
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2015	$ 1,047,550	$ (18,948)
The face value of futures purchased as a percentage of net assets is 1%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $120,073 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $60,000.
(h) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,904
Fidelity Securities Lending Cash Central Fund	5,770
Total	$ 8,674
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,171,140	$ 11,989,552	$ 181,588	$ -
Consumer Staples	3,178,389	2,559,274	619,115	-
Energy	5,393,516	5,020,708	372,808	-
Financials	29,186,578	27,418,644	1,767,934	-
Health Care	6,903,706	6,583,425	320,281	-
Industrials	11,933,921	10,489,363	1,444,558	-
Information Technology	12,291,318	12,291,318	-	-
Materials	7,393,440	7,393,440	-	-
Telecommunication Services	351,112	351,112	-	-
Utilities	9,528,295	9,528,295	-	-
U.S. Government and Government Agency Obligations	60,000	-	60,000	-
Preferred Securities	120,073	-	120,073	-
Money Market Funds	4,672,953	4,672,953	-	-
Total Investments in Securities:	$ 103,184,441	$ 98,298,084	$ 4,886,357	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (18,948)	$ (18,948)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (18,948)
Total Value of Derivatives	$ -	$ (18,948)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.1%
Canada	3.2%
Bermuda	3.1%
Ireland	2.6%
Switzerland	1.7%
United Kingdom	1.1%
Netherlands	1.1%
Others (Individually Less Than 1%)	5.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $551,092) - See accompanying schedule: Unaffiliated issuers (cost $88,418,636)	$ 98,511,488
Fidelity Central Funds (cost $4,672,953)	4,672,953
Total Investments (cost $93,091,589)		$ 103,184,441
Cash		74,635
Receivable for investments sold		772,928
Receivable for fund shares sold		100,710
Dividends receivable		70,091
Distributions receivable from Fidelity Central Funds		2,343
Prepaid expenses		65
Receivable from investment adviser for expense reductions		3,495
Other receivables		13,091
Total assets		104,221,799

Liabilities
Payable for investments purchased	$ 1,146,991
Payable for fund shares redeemed	163,071
Accrued management fee	51,134
Distribution and service plan fees payable	35,641
Payable for daily variation margin for derivative instruments	11,340
Other affiliated payables	22,057
Other payables and accrued expenses	67,357
Collateral on securities loaned, at value	570,995
Total liabilities		2,068,586

Net Assets		$ 102,153,213
Net Assets consist of:
Paid in capital		$ 96,954,790
Undistributed net investment income		87,179
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,963,056)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,074,300
Net Assets		$ 102,153,213

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($51,980,046 ÷ 2,294,972 shares)	$ 22.65

Maximum offering price per share (100/94.25 of $22.65)	$ 24.03
Class T: Net Asset Value and redemption price per share ($19,313,605 ÷ 860,310 shares)	$ 22.45

Maximum offering price per share (100/96.50 of $22.45)	$ 23.26
Class B: Net Asset Value and offering price per share ($1,183,049 ÷ 54,525 shares)A	$ 21.70

Class C: Net Asset Value and offering price per share ($18,604,340 ÷ 860,134 shares)A	$ 21.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,072,173 ÷ 484,712 shares)	$ 22.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 858,496
Interest		955
Income from Fidelity Central Funds		8,674
Total income		868,125

Expenses
Management fee Basic fee	$ 268,052
Performance adjustment	10,036
Transfer agent fees	112,401
Distribution and service plan fees	205,347
Accounting and security lending fees	19,060
Custodian fees and expenses	35,407
Independent trustees' compensation	188
Registration fees	52,506
Audit	35,012
Legal	156
Miscellaneous	316
Total expenses before reductions	738,481
Expense reductions	(45,772)	692,709
Net investment income (loss)		175,416
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,159,676
Foreign currency transactions	(1,000)
Futures contracts	85,793
Total net realized gain (loss)		5,244,469
Change in net unrealized appreciation (depreciation) on: Investment securities	(60,938)
Assets and liabilities in foreign currencies	1,119
Futures contracts	(18,260)
Total change in net unrealized appreciation (depreciation)		(78,079)
Net gain (loss)		5,166,390
Net increase (decrease) in net assets resulting from operations		$ 5,341,806

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 175,416	$ 196,915
Net realized gain (loss)	5,244,469	13,157,647
Change in net unrealized appreciation (depreciation)	(78,079)	(2,483,169)
Net increase (decrease) in net assets resulting from operations	5,341,806	10,871,393
Distributions to shareholders from net investment income	(153,278)	(112,252)
Distributions to shareholders from net realized gain	(63,887)	(142,925)
Total distributions	(217,165)	(255,177)
Share transactions - net increase (decrease)	3,892,685	3,929,186
Total increase (decrease) in net assets	9,017,326	14,545,402

Net Assets
Beginning of period	93,135,887	78,590,485
End of period (including undistributed net investment income of $87,179 and undistributed net investment income of $65,041, respectively)	$ 102,153,213	$ 93,135,887

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.48	$ 18.90	$ 14.08	$ 12.25	$ 12.12	$ 9.81
Income from Investment Operations
Net investment income (loss) E	.06	.09	.11	.07	.03	.06H
Net realized and unrealized gain (loss)	1.18	2.58	4.82	1.79	.17	2.29
Total from investment operations	1.24	2.67	4.93	1.86	.20	2.35
Distributions from net investment income	(.05)	(.04)	(.11)	(.03)	(.06)	(.03)
Distributions from net realized gain	(.02)	(.04)	-	-	(.01)	(.01)
Total distributions	(.07)	(.09) J	(.11)	(.03)	(.07)	(.04)
Net asset value, end of period	$ 22.65	$ 21.48	$ 18.90	$ 14.08	$ 12.25	$ 12.12
Total ReturnB, C, D	5.77%	14.15%	35.30%	15.22%	1.65%	23.99%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33%A	1.29%	1.31%	1.35%	1.29%	1.33%
Expenses net of fee waivers, if any	1.25%A	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%A	1.25%	1.23%	1.25%	1.24%	1.24%
Net investment income (loss)	.53%A	.42%	.69%	.51%	.21%	.51%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,980	$ 45,759	$ 38,397	$ 27,817	$ 29,635	$ 37,972
Portfolio turnover rate G	65%A	78%	103%	77%	96%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .13%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.09 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.044 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.27	$ 18.72	$ 13.95	$ 12.15	$ 12.03	$ 9.74
Income from Investment Operations
Net investment income (loss) E	.03	.03	.07	.03	(.01)	.03H
Net realized and unrealized gain (loss)	1.16	2.56	4.78	1.80	.17	2.27
Total from investment operations	1.19	2.59	4.85	1.83	.16	2.30
Distributions from net investment income	-	-	(.08)	(.03)	(.04)	(.01)
Distributions from net realized gain	(.01)	(.04)	-	-	(.01)	(.01)
Total distributions	(.01)	(.04)	(.08)	(.03)	(.04) K	(.01) J
Net asset value, end of period	$ 22.45	$ 21.27	$ 18.72	$ 13.95	$ 12.15	$ 12.03
Total ReturnB, C, D	5.59%	13.88%	34.94%	15.05%	1.35%	23.66%
Ratios to Average Net Assets F, I
Expenses before reductions	1.61%A	1.57%	1.58%	1.61%	1.56%	1.59%
Expenses net of fee waivers, if any	1.50%A	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%A	1.50%	1.48%	1.50%	1.49%	1.49%
Net investment income (loss)	.28%A	.17%	.44%	.26%	(.04)%	.26% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,314	$ 18,558	$ 17,319	$ 12,727	$ 12,866	$ 17,908
Portfolio turnover rate G	65% A	78%	103%	77%	96%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.01 per share is comprised of distributions from net investment income of $.008 and distributions from net realized gain of $.005 per share. K Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.60	$ 18.18	$ 13.54	$ 11.85	$ 11.75	$ 9.54
Income from Investment Operations
Net investment income (loss) E	(.02)	(.07)	(.01)	(.03)	(.07)	(.03) H
Net realized and unrealized gain (loss)	1.13	2.49	4.65	1.74	.17	2.24
Total from investment operations	1.11	2.42	4.64	1.71	.10	2.21
Distributions from net investment income	-	-	-	(.02)	-	-
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.01)	-	-	(.02)	-	-
Net asset value, end of period	$ 21.70	$ 20.60	$ 18.18	$ 13.54	$ 11.85	$ 11.75
Total ReturnB, C, D	5.38%	13.31%	34.27%	14.41%	.85%	23.17%
Ratios to Average Net Assets F, I
Expenses before reductions	2.18%A	2.13%	2.11%	2.13%	2.05%	2.08%
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00%A	2.00%	1.98%	2.00%	1.99%	1.99%
Net investment income (loss)	(.22)% A	(.33)%	(.06)%	(.24)%	(.54)%	(.24)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,183	$ 1,417	$ 2,116	$ 2,480	$ 3,482	$ 4,937
Portfolio turnover rate G	65% A	78%	103%	77%	96%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.54	$ 18.13	$ 13.51	$ 11.83	$ 11.73	$ 9.53
Income from Investment Operations
Net investment income (loss) E	(.02)	(.07)	(.01)	(.03)	(.07)	(.03) H
Net realized and unrealized gain (loss)	1.12	2.48	4.64	1.73	.17	2.23
Total from investment operations	1.10	2.41	4.63	1.70	.10	2.20
Distributions from net investment income	-	-	(.01)	(.02)	-	-
Distributions from net realized gain	(.01)	-	-	-	-	-
Total distributions	(.01)	-	(.01)	(.02)	-	-
Net asset value, end of period	$ 21.63	$ 20.54	$ 18.13	$ 13.51	$ 11.83	$ 11.73
Total ReturnB, C, D	5.35%	13.29%	34.32%	14.36%	.85%	23.08%
Ratios to Average Net Assets F, I
Expenses before reductions	2.12%A	2.06%	2.08%	2.10%	2.04%	2.08%
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00%A	2.00%	1.98%	1.99%	1.99%	1.99%
Net investment income (loss)	(.22)%A	(.33)%	(.06)%	(.24)%	(.54)%	(.24)% H
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,604	$ 17,390	$ 14,354	$ 9,283	$ 8,976	$ 9,497
Portfolio turnover rate G	65%A	78%	103%	77%	96%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 21.70	$ 19.09	$ 14.22	$ 12.34	$ 12.21	$ 9.88
Income from Investment Operations
Net investment income (loss) D	.09	.14	.16	.10	.06	.09 G
Net realized and unrealized gain (loss)	1.18	2.60	4.86	1.81	.18	2.31
Total from investment operations	1.27	2.74	5.02	1.91	.24	2.40
Distributions from net investment income	(.11)	(.09)	(.15)	(.03)	(.10)	(.06)
Distributions from net realized gain	(.02)	(.04)	-	-	(.01)	(.01)
Total distributions	(.13)	(.13)	(.15)	(.03)	(.11)	(.07)
Net asset value, end of period	$ 22.84	$ 21.70	$ 19.09	$ 14.22	$ 12.34	$ 12.21
Total ReturnB, C	5.88%	14.46%	35.65%	15.56%	1.93%	24.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.04%A	.97%	.96%	.99%	.97%	1.03%
Expenses net of fee waivers, if any	1.00%A	.97%	.96%	.99%	.97%	1.00%
Expenses net of all reductions	1.00%A	.97%	.94%	.99%	.96%	.99%
Net investment income (loss)	.78%A	.69%	.98%	.76%	.49%	.76% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,072	$ 10,011	$ 6,405	$ 4,080	$ 4,869	$ 5,894
Portfolio turnover rateF	65% A	78%	103%	77%	96%	152%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,519,028
Gross unrealized depreciation	(3,530,248)
Net unrealized appreciation (depreciation) on securities	$ 9,988,780

Tax cost	$ 93,195,661

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (9,896,903)

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $85,793 and a change in net unrealized appreciation (depreciation) of $(18,260) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $33,286,332 and $30,513,500, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 60,999	$ 2,675
Class T	.25%	.25%	47,056	615
Class B	.75%	.25%	6,475	4,944
Class C	.75%	.25%	90,817	16,041
			$ 205,347	$ 24,275

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,053
Class T	2,536
Class B*	185
Class C*	1,304
$ 13,078

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 54,676.22
Class T	23,106.25
Class B	1,972.31
Class C	23,423.26
Institutional Class	9,224.17
	$ 112,401

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $777 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $75 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

Total security lending income during the period amounted to $5,770, including $64 from securities loaned to FCM.

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$ 20,609
Class T	1.50%	10,318
Class B	2.00%	1,143
Class C	2.00%	10,891
Institutional Class	1.00%	1,877
		$ 44,838

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $904 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $30.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 101,012	$ 83,047
Institutional Class	52,266	29,205
Total	$ 153,278	$ 112,252
From net realized gain
Class A	$ 40,780	$ 89,124
Class T	6,850	39,363
Class B	509	-
Class C	6,869	-
Institutional Class	8,879	14,438
Total	$ 63,887	$ 142,925

Semiannual Report

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	439,756	645,072	$ 9,749,436	$ 13,268,279
Reinvestment of distributions	6,016	8,091	131,655	155,015
Shares redeemed	(280,667)	(554,574)	(6,219,475)	(11,319,595)
Net increase (decrease)	165,105	98,589	$ 3,661,616	$ 2,103,699
Class T
Shares sold	68,474	161,059	$ 1,507,001	$ 3,267,392
Reinvestment of distributions	306	2,020	6,711	38,408
Shares redeemed	(81,141)	(215,769)	(1,773,235)	(4,328,239)
Net increase (decrease)	(12,361)	(52,690)	$ (259,523)	$ (1,022,439)
Class B
Shares sold	168	2,813	$ 3,636	$ 54,581
Reinvestment of distributions	23	-	484	-
Shares redeemed	(14,458)	(50,387)	(306,341)	(990,350)
Net increase (decrease)	(14,267)	(47,574)	$ (302,221)	$ (935,769)
Class C
Shares sold	89,590	339,964	$ 1,887,526	$ 6,682,150
Reinvestment of distributions	305	-	6,463	-
Shares redeemed	(76,406)	(285,178)	(1,617,654)	(5,539,053)
Net increase (decrease)	13,489	54,786	$ 276,335	$ 1,143,097
Institutional Class
Shares sold	81,538	305,064	$ 1,809,144	$ 6,333,952
Reinvestment of distributions	2,352	1,763	51,833	34,039
Shares redeemed	(60,445)	(181,045)	(1,344,499)	(3,727,393)
Net increase (decrease)	23,445	125,782	$ 516,478	$ 2,640,598

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

FAVI-USAN-0615
1.800652.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

High Income Advantage

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.03%
Actual		$ 1,000.00	$ 1,031.40	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Class T	1.02%
Actual		$ 1,000.00	$ 1,032.30	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Class B	1.72%
Actual		$ 1,000.00	$ 1,028.00	$ 8.65
HypotheticalA		$ 1,000.00	$ 1,016.27	$ 8.60
Class C	1.80%
Actual		$ 1,000.00	$ 1,027.50	$ 9.05
HypotheticalA		$ 1,000.00	$ 1,015.87	$ 9.00
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,033.20	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
GMAC LLC	2.6	2.7
International Lease Finance Corp.	2.1	2.8
HCA Holdings, Inc.	2.0	2.0
Citigroup, Inc.	1.5	1.6
SLM Corp.	1.5	1.8
	9.7
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.5	9.7
Energy	9.3	7.2
Diversified Financial Services	8.8	9.7
Healthcare	8.7	7.2
Banks & Thrifts	7.2	7.0
Quality Diversification (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
BBB 1.2%	BBB 0.6%
BB 26.7%	BB 28.4%
B 34.8%	B 34.5%
CCC,CC,C 12.6%	CCC,CC,C 13.5%
Not Rated 3.2%	Not Rated 3.8%
Equities 16.1%	Equities 16.4%
Short-Term Investments and Net Other Assets 5.4%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2015 *		As of October 31, 2014 **
	Nonconvertible Bonds 69.3%		Nonconvertible Bonds 70.0%
	Convertible Bonds, Preferred Stocks 1.1%		Convertible Bonds, Preferred Stocks 1.0%
	Common Stocks 15.0%		Common Stocks 15.4%
	Bank Loan Obligations 5.8%		Bank Loan Obligations 7.9%
	Other Investments 3.4%		Other Investments 2.9%
	Short-Term Investments and Net Other Assets (Liabilities) 5.4%		Short-Term Investments and Net Other Assets (Liabilities) 2.8%
* Foreign investments	20.7%	** Foreign investments	18.8%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 69.3%
	Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - 0.0%
Broadcasting - 0.0%
Mood Media Corp. 10% 10/31/15 (g)	$ 38	$ 35
Nonconvertible Bonds - 69.3%
Aerospace - 0.3%
KLX, Inc. 5.875% 12/1/22 (g)	1,445	1,456
TransDigm, Inc.:
6% 7/15/22	2,030	2,043
6.5% 7/15/24	2,000	2,030
		5,529
Air Transportation - 0.2%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	929	991
6.125% 4/29/18	670	710
9.25% 5/10/17	957	1,045
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	1,672	1,835
		4,581
Automotive & Auto Parts - 2.2%
American Axle & Manufacturing, Inc. 5.125% 2/15/19	750	773
American Tire Distributors, Inc. 10.25% 3/1/22 (g)	2,405	2,519
Chassix, Inc. 9.25% 8/1/18 (d)(g)	765	639
Dana Holding Corp.:
5.375% 9/15/21	1,450	1,508
6% 9/15/23	1,450	1,541
General Motors Financial Co., Inc.:
4.75% 8/15/17	3,660	3,861
6.75% 6/1/18	10,220	11,554
LKQ Corp. 4.75% 5/15/23	430	424
Schaeffler Finance BV 4.75% 5/15/21 (g)	5,430	5,552
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (g)(j)	2,140	2,279
6.75% 11/15/22 pay-in-kind (g)(j)	1,005	1,099
6.875% 8/15/18 pay-in-kind (g)(j)	1,605	1,673
Tenneco, Inc. 6.875% 12/15/20	3,362	3,564
ZF North America Capital, Inc. 4.5% 4/29/22 (g)	8,800	8,784
		45,770
Banks & Thrifts - 4.1%
Ally Financial, Inc.:
3.5% 1/27/19	3,485	3,468
8% 3/15/20	3,333	3,950
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Banks & Thrifts - continued
General Motors Acceptance Corp. 8% 11/1/31	$ 3,105	$ 4,073
GMAC LLC:
8% 12/31/18	25,964	29,322
8% 11/1/31	19,887	24,958
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	11,620	12,006
6% 12/19/23	8,040	8,809
Washington Mutual Bank 5.5% 1/15/49 (d)	10,000	1
		86,587
Broadcasting - 0.3%
AMC Networks, Inc. 7.75% 7/15/21	500	545
Clear Channel Communications, Inc. 5.5% 12/15/16	2,263	2,184
iHeartCommunications, Inc. 10.625% 3/15/23 (g)	845	860
Sirius XM Radio, Inc. 5.375% 4/15/25 (g)	2,295	2,306
		5,895
Building Materials - 0.8%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (g)	595	613
CEMEX Finance LLC 6% 4/1/24 (g)	2,795	2,867
CEMEX S.A.B. de CV 5.2731% 9/30/15 (g)(j)	4,305	4,311
HD Supply, Inc. 5.25% 12/15/21 (g)	3,430	3,559
HMAN Finance Sub Corp. 6.375% 7/15/22 (g)	900	900
Nortek, Inc. 8.5% 4/15/21	1,520	1,642
USG Corp.:
5.875% 11/1/21 (g)	430	461
6.3% 11/15/16	275	289
9.75% 1/15/18	1,585	1,835
		16,477
Cable/Satellite TV - 3.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	2,550	2,521
5.25% 3/15/21	2,245	2,267
5.75% 9/1/23	1,545	1,560
5.75% 1/15/24	5,335	5,402
5.875% 5/1/27 (g)	5,245	5,166
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)	535	564
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Cable/Satellite TV - continued
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (g)	$ 5,495	$ 5,503
DISH DBS Corp.:
5% 3/15/23	4,695	4,449
5.875% 7/15/22	4,240	4,272
6.75% 6/1/21	5,260	5,569
Lynx I Corp. 5.375% 4/15/21 (g)	1,134	1,191
Lynx II Corp. 6.375% 4/15/23 (g)	710	747
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)	3,001	3,215
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (g)	2,145	2,244
UPCB Finance VI Ltd. 6.875% 1/15/22 (g)	1,900	2,043
Virgin Media Secured Finance PLC 5.25% 1/15/26 (g)	12,170	12,109
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (g)(j)	10,000	10,163
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (g)	1,645	1,744
Ziggo Bond Finance BV 5.875% 1/15/25 (g)	1,705	1,769
		72,498
Capital Goods - 0.2%
AECOM Technology Corp.:
5.75% 10/15/22 (g)	1,115	1,154
5.875% 10/15/24 (g)	955	989
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (g)	1,665	1,374
		3,517
Chemicals - 0.9%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (g)	2,575	2,607
LSB Industries, Inc. 7.75% 8/1/19	705	751
PolyOne Corp. 5.25% 3/15/23	2,215	2,309
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.:
6.75% 5/1/22 (g)(i)	975	988
8.75% 2/1/19	9,017	9,524
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (g)	960	1,042
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (g)	$ 1,550	$ 1,616
5.625% 10/1/24 (g)	620	667
		19,504
Consumer Products - 0.7%
Prestige Brands, Inc.:
5.375% 12/15/21 (g)	2,875	2,911
8.125% 2/1/20	335	360
Revlon Consumer Products Corp. 5.75% 2/15/21	10,540	10,540
Spectrum Brands Holdings, Inc. 6.375% 11/15/20	565	599
		14,410
Containers - 1.9%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (g)(j)	1,493	1,545
Ardagh Packaging Finance PLC 9.125% 10/15/20 (g)	3,369	3,622
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (g)	1,410	1,431
6.25% 1/31/19 (g)	1,165	1,188
6.75% 1/31/21 (g)	1,350	1,401
7% 11/15/20 (g)	697	713
9.125% 10/15/20 (g)	1,045	1,118
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (g)	1,255	1,271
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)	1,465	1,275
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	8,415	8,794
6.875% 2/15/21	7,339	7,711
8.25% 2/15/21	6,144	6,539
Sealed Air Corp. 6.5% 12/1/20 (g)	1,730	1,925
Tekni-Plex, Inc. 9.75% 6/1/19 (g)	1,114	1,195
		39,728
Diversified Financial Services - 5.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (g)	3,725	3,772
4.5% 5/15/21 (g)	4,075	4,289
5% 10/1/21 (g)	2,715	2,907
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Aircastle Ltd. 4.625% 12/15/18	$ 1,625	$ 1,698
CIT Group, Inc.:
3.875% 2/19/19	2,570	2,548
5% 8/15/22	3,195	3,291
5% 8/1/23	4,515	4,614
5.375% 5/15/20	4,400	4,659
5.5% 2/15/19 (g)	8,075	8,448
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	3,930	4,004
5.875% 2/1/22	4,690	4,848
6% 8/1/20	3,840	4,038
International Lease Finance Corp.:
3.875% 4/15/18	7,210	7,372
5.75% 5/15/16	6,040	6,244
5.875% 8/15/22	10,375	11,698
8.25% 12/15/20	3,945	4,833
8.625% 1/15/22	11,580	14,793
SLM Corp.:
4.875% 6/17/19	9,130	9,107
5.5% 1/25/23	2,245	2,161
6.125% 3/25/24	3,835	3,725
8% 3/25/20	9,700	10,816
8.45% 6/15/18	4,905	5,473
		125,338
Diversified Media - 0.7%
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.625% 3/15/20	900	941
7.625% 3/15/20	4,400	4,631
Liberty Media Corp.:
8.25% 2/1/30	469	519
8.5% 7/15/29	529	592
MDC Partners, Inc. 6.75% 4/1/20 (g)	440	447
National CineMedia LLC:
6% 4/15/22	4,035	4,176
7.875% 7/15/21	2,050	2,165
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (g)	1,220	1,227
Outfront Media Capital LLC / Corp. 5.625% 2/15/24 (g)	580	602
		15,300
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Energy - 7.9%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	$ 2,720	$ 2,760
4.875% 3/15/24	1,300	1,333
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7521% 8/1/19 (g)(j)	2,380	1,785
7.125% 11/1/20 (g)	3,775	2,775
7.375% 11/1/21 (g)	2,720	2,006
Antero Resources Corp.:
5.125% 12/1/22	3,765	3,746
5.625% 6/1/23 (g)	1,950	1,991
Antero Resources Finance Corp. 5.375% 11/1/21	2,500	2,525
California Resources Corp.:
5% 1/15/20	1,175	1,110
5.5% 9/15/21	7,140	6,765
6% 11/15/24	3,520	3,309
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	1,415	1,440
Chesapeake Energy Corp.:
4.875% 4/15/22	965	890
5.375% 6/15/21	3,665	3,518
6.125% 2/15/21	1,805	1,814
6.875% 11/15/20	177	182
Citgo Holding, Inc. 10.75% 2/15/20 (g)	3,525	3,724
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	1,520	1,569
6.25% 4/1/23 (g)	1,775	1,855
CrownRock LP/CrownRock Finance, Inc. 7.75% 2/15/23 (g)	1,465	1,553
Denbury Resources, Inc. 4.625% 7/15/23	4,395	3,956
Diamondback Energy, Inc. 7.625% 10/1/21	1,545	1,672
Edgen Murray Corp. 8.75% 11/1/20 (g)	1,200	1,305
El Paso Energy Corp. 7.75% 1/15/32	1,399	1,670
Endeavor Energy Resources LP/EER Finance, Inc. 8.125% 9/15/23 (g)	560	581
Energy XXI Gulf Coast, Inc. 11% 3/15/20 (g)	2,730	2,607
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	3,685	3,869
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	11,490	12,294
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	2,280	2,223
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Forbes Energy Services Ltd. 9% 6/15/19	$ 3,470	$ 2,516
Forum Energy Technologies, Inc. 6.25% 10/1/21	1,090	1,030
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	845	839
Gibson Energy, Inc. 6.75% 7/15/21 (g)	280	292
Gulfmark Offshore, Inc. 6.375% 3/15/22	2,275	1,797
Halcon Resources Corp. 8.625% 2/1/20 (g)(i)	1,055	1,098
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (g)	2,085	2,022
7.625% 4/15/21 (g)	1,070	1,118
Kinder Morgan, Inc. 5% 2/15/21 (g)	1,695	1,829
Kodiak Oil & Gas Corp. 8.125% 12/1/19	2,010	2,133
Laredo Petroleum, Inc.:
5.625% 1/15/22	2,995	3,014
6.25% 3/15/23	2,540	2,629
LINN Energy LLC/LINN Energy Finance Corp. 6.5% 5/15/19	2,545	2,221
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.875% 12/1/24	5,000	5,172
5.5% 2/15/23	995	1,037
Oasis Petroleum, Inc. 6.875% 3/15/22	905	921
Offshore Group Investment Ltd.:
7.125% 4/1/23	2,445	1,565
7.5% 11/1/19	8,130	5,366
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)	2,875	2,659
Rice Energy, Inc. 7.25% 5/1/23 (g)	1,030	1,071
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22	1,125	1,125
Rosetta Resources, Inc. 5.875% 6/1/24	1,235	1,226
RSP Permian, Inc. 6.625% 10/1/22 (g)	915	950
Sabine Pass Liquefaction LLC:
5.625% 4/15/23	2,250	2,273
5.625% 3/1/25 (g)	4,345	4,369
5.75% 5/15/24	3,215	3,247
SemGroup Corp. 7.5% 6/15/21	3,005	3,155
Summit Midstream Holdings LLC:
5.5% 8/15/22	1,520	1,452
7.5% 7/1/21	810	842
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (g)	1,490	1,550
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18 (g)	$ 6,970	$ 7,231
6.375% 8/1/22	908	958
Teine Energy Ltd. 6.875% 9/30/22 (g)	6,656	6,606
TerraForm Power Operating LLC 5.875% 2/1/23 (g)	1,285	1,340
Transocean, Inc.:
6% 3/15/18	3,175	3,167
6.375% 12/15/21	8,305	7,319
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23 (g)	890	926
Western Refining, Inc. 6.25% 4/1/21	905	914
Whiting Petroleum Corp. 5.75% 3/15/21	980	994
		166,800
Entertainment/Film - 0.5%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	470	486
5.625% 2/15/24	510	531
Cinemark U.S.A., Inc.:
4.875% 6/1/23	2,110	2,134
5.125% 12/15/22	570	589
7.375% 6/15/21	1,085	1,161
Lions Gate Entertainment Corp. 5.25% 8/1/18 (g)	3,950	4,098
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (g)	1,425	1,471
Regal Entertainment Group 5.75% 6/15/23	1,235	1,254
		11,724
Environmental - 0.3%
Clean Harbors, Inc. 5.125% 6/1/21	1,180	1,204
Covanta Holding Corp.:
5.875% 3/1/24	1,530	1,576
6.375% 10/1/22	1,355	1,440
7.25% 12/1/20	1,094	1,160
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)	1,455	1,491
		6,871
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Food & Drug Retail - 1.3%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (g)	$ 773	$ 873
Rite Aid Corp.:
6.75% 6/15/21	10,905	11,546
6.875% 12/15/28 (g)	5,785	6,537
7.7% 2/15/27	6,515	7,802
		26,758
Food/Beverage/Tobacco - 1.9%
Darling International, Inc. 5.375% 1/15/22	1,280	1,302
ESAL GmbH 6.25% 2/5/23 (g)	2,635	2,608
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)	2,275	2,392
H.J. Heinz Co.:
4.25% 10/15/20	5,925	6,073
4.875% 2/15/25 (g)	2,060	2,250
H.J. Heinz Finance Co. 7.125% 8/1/39 (g)	300	403
JBS Investments GmbH:
7.25% 4/3/24 (g)	1,905	1,972
7.75% 10/28/20 (g)	4,855	5,263
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (g)	2,435	2,484
Minerva Luxmbourg SA 7.75% 1/31/23 (g)	7,985	7,965
Post Holdings, Inc.:
6% 12/15/22 (g)	1,195	1,165
6.75% 12/1/21 (g)	5,380	5,442
		39,319
Gaming - 1.9%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (g)	7,900	6,281
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (g)	10,735	11,325
Graton Economic Development Authority 9.625% 9/1/19 (g)	1,730	1,888
Isle of Capri Casinos, Inc. 5.875% 3/15/21 (g)	735	759
MGM Mirage, Inc.:
6% 3/15/23	2,810	2,910
6.875% 4/1/16	820	853
8.625% 2/1/19	5,000	5,756
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21	2,725	2,425
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Scientific Games Corp. 10% 12/1/22 (g)	$ 2,380	$ 2,207
Studio City Finance Ltd. 8.5% 12/1/20 (g)	5,180	5,232
		39,636
Healthcare - 7.4%
Acadia Healthcare Co., Inc. 5.625% 2/15/23 (g)	1,035	1,058
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21	685	785
7.75% 2/15/19	4,441	4,613
Catamaran Corp. 4.75% 3/15/21 (Reg. S)	1,965	2,152
Concordia Healthcare Corp. 7% 4/15/23 (g)	1,035	1,051
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	355	366
DaVita HealthCare Partners, Inc.:
5% 5/1/25	3,590	3,583
5.125% 7/15/24	4,500	4,579
5.75% 8/15/22	1,970	2,093
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (g)	2,925	3,000
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (g)	2,915	2,981
HCA Holdings, Inc.:
4.75% 5/1/23	3,245	3,407
5% 3/15/24	3,060	3,252
5.875% 3/15/22	8,635	9,660
6.25% 2/15/21	2,265	2,473
6.5% 2/15/20	7,640	8,710
7.5% 2/15/22	5,095	5,961
7.75% 5/15/21	6,114	6,511
HealthSouth Corp. 5.125% 3/15/23	1,235	1,272
IMS Health, Inc. 6% 11/1/20 (g)	1,175	1,222
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (g)(j)	1,130	1,141
Kindred Escrow Corp. II:
8% 1/15/20 (g)	2,035	2,195
8.75% 1/15/23 (g)	2,035	2,264
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (g)	1,005	1,021
5.5% 4/15/25 (g)	2,080	2,122
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Omega Healthcare Investors, Inc. 6.75% 10/15/22	$ 2,631	$ 2,758
Polymer Group, Inc. 6.875% 6/1/19 (g)	890	846
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	1,080	1,148
Service Corp. International 5.375% 1/15/22	815	864
Tenet Healthcare Corp.:
4.375% 10/1/21	6,460	6,379
4.5% 4/1/21	535	533
4.75% 6/1/20	1,665	1,690
5% 3/1/19 (g)	2,540	2,524
6% 10/1/20	1,890	2,018
6.75% 2/1/20	1,800	1,886
8.125% 4/1/22	7,570	8,261
Valeant Pharmaceuticals International:
5.5% 3/1/23 (g)	2,660	2,693
5.625% 12/1/21 (g)	1,395	1,433
6.75% 8/15/18 (g)	5,800	6,141
7.25% 7/15/22 (g)	315	336
7.5% 7/15/21 (g)	7,250	7,866
VPI Escrow Corp. 6.375% 10/15/20 (g)	2,380	2,508
VRX Escrow Corp.:
5.375% 3/15/20 (g)	7,305	7,492
5.875% 5/15/23 (g)	12,575	12,905
6.125% 4/15/25 (g)	4,980	5,139
VWR Funding, Inc. 7.25% 9/15/17	4,375	4,572
		157,464
Homebuilders/Real Estate - 1.4%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	1,260	1,229
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	1,265	1,309
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	1,000	1,048
CBRE Group, Inc. 5% 3/15/23	6,805	7,077
Communications Sales & Leasing, Inc. 6% 4/15/23 (g)	935	939
Howard Hughes Corp. 6.875% 10/1/21 (g)	3,530	3,724
Kennedy-Wilson, Inc. 5.875% 4/1/24	1,395	1,413
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (g)	3,085	3,138
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (g)	680	699
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Shea Homes Ltd. Partnershp/Corp.: - continued
6.125% 4/1/25 (g)	$ 680	$ 697
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (g)	2,150	2,193
William Lyon Homes, Inc.:
7% 8/15/22	1,860	1,939
8.5% 11/15/20	2,170	2,354
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (g)	2,215	2,115
		29,874
Hotels - 0.5%
Choice Hotels International, Inc. 5.75% 7/1/22	615	673
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	10,040	10,592
Playa Resorts Holding BV 8% 8/15/20 (g)	140	146
		11,411
Insurance - 0.2%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (g)	2,765	2,848
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (g)(j)	1,220	1,218
		4,066
Leisure - 0.0%
24 Hour Holdings III LLC 8% 6/1/22 (g)	895	792
Metals/Mining - 1.1%
Alpha Natural Resources, Inc.:
6.25% 6/1/21	4,245	807
9.75% 4/15/18	1,770	602
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (g)	415	432
Calcipar SA 6.875% 5/1/18 (g)	1,070	1,107
CONSOL Energy, Inc. 8% 4/1/23 (g)	7,000	7,096
Murray Energy Corp. 11.25% 4/15/21 (g)	4,860	4,945
Peabody Energy Corp.:
6.25% 11/15/21	3,100	1,860
10% 3/15/22 (g)	2,120	1,791
Prince Mineral Holding Corp. 11.5% 12/15/19 (g)	655	630
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (g)	1,040	1,040
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Walter Energy, Inc.:
9.5% 10/15/19 (g)	$ 3,275	$ 2,088
12% 4/1/20 pay-in-kind (g)(j)	1,591	175
		22,573
Paper - 0.1%
Clearwater Paper Corp. 4.5% 2/1/23	2,045	2,014
Publishing/Printing - 1.2%
Cenveo Corp. 6% 8/1/19 (g)	1,290	1,200
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (g)	4,610	2,697
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	14,305	15,843
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (g)(j)	6,620	6,786
		26,526
Restaurants - 0.4%
Landry's Acquisition Co. 9.375% 5/1/20 (g)	4,040	4,323
Landry's Holdings II, Inc. 10.25% 1/1/18 (g)	4,205	4,384
		8,707
Services - 3.3%
Ahern Rentals, Inc. 9.5% 6/15/18 (g)	470	507
Anna Merger Sub, Inc. 7.75% 10/1/22 (g)	3,165	3,236
APX Group, Inc.:
6.375% 12/1/19	10,660	10,633
8.75% 12/1/20	14,798	13,651
Ashtead Capital, Inc. 5.625% 10/1/24 (g)	3,195	3,359
Audatex North America, Inc.:
6% 6/15/21 (g)	6,180	6,383
6.125% 11/1/23 (g)	590	615
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (g)	815	831
CBRE Group, Inc. 5.25% 3/15/25	4,995	5,407
FTI Consulting, Inc. 6% 11/15/22	2,450	2,609
Garda World Security Corp.:
7.25% 11/15/21 (g)	2,435	2,423
7.25% 11/15/21 (g)	920	915
Hertz Corp.:
5.875% 10/15/20	990	1,007
6.25% 10/15/22	1,315	1,361
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (g)	$ 1,920	$ 1,651
Laureate Education, Inc. 10% 9/1/19 (g)	9,740	9,497
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)	600	615
TMS International Corp. 7.625% 10/15/21 (g)	420	420
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (j)	1,255	1,264
United Rentals North America, Inc.:
4.625% 7/15/23	1,880	1,906
5.5% 7/15/25	1,500	1,520
		69,810
Steel - 0.9%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (g)	2,180	2,136
Essar Steel Algoma, Inc. 9.5% 11/15/19 (g)	1,685	1,470
JMC Steel Group, Inc. 8.25% 3/15/18 (g)	11,106	9,271
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	5,550	5,651
11.25% 10/15/18	1,303	1,323
		19,851
Super Retail - 0.7%
Family Tree Escrow LLC:
5.25% 3/1/20 (g)	640	670
5.75% 3/1/23 (g)	3,210	3,371
JC Penney Corp., Inc.:
5.65% 6/1/20	2,375	2,096
5.75% 2/15/18	703	682
7.4% 4/1/37	775	620
8.125% 10/1/19	3,785	3,785
Sally Holdings LLC 5.5% 11/1/23	925	978
Sonic Automotive, Inc.:
5% 5/15/23	315	314
7% 7/15/22	1,390	1,508
		14,024
Technology - 2.0%
Activision Blizzard, Inc. 6.125% 9/15/23 (g)	2,075	2,286
ADT Corp. 6.25% 10/15/21	1,895	2,037
Balboa Merger Sub, Inc. 11.375% 12/1/21 (g)	1,600	1,632
BMC Software Finance, Inc. 8.125% 7/15/21 (g)	5,860	5,377
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (g)(j)	3,000	2,460
CDW LLC/CDW Finance Corp. 6% 8/15/22	2,950	3,179
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Entegris, Inc. 6% 4/1/22 (g)	$ 635	$ 664
First Data Corp.:
11.25% 1/15/21	3,136	3,528
11.75% 8/15/21	840	964
Global Cash Access, Inc. 10% 1/15/22 (g)	870	824
Lucent Technologies, Inc.:
6.45% 3/15/29	6,539	7,307
6.5% 1/15/28	5,415	6,065
Micron Technology, Inc.:
5.25% 1/15/24 (g)	1,835	1,817
5.875% 2/15/22	1,520	1,598
Project Homestake Merger Corp. 8.875% 3/1/23 (g)	1,160	1,173
Quad/Graphics, Inc. 7% 5/1/22	670	645
VeriSign, Inc. 4.625% 5/1/23	910	910
		42,466
Telecommunications - 10.3%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (g)	680	702
6.75% 11/15/20 (g)	3,390	3,653
Altice Financing SA:
6.5% 1/15/22 (g)	895	913
6.625% 2/15/23 (g)	3,965	4,084
Altice Finco SA:
8.125% 1/15/24 (g)	540	568
9.875% 12/15/20 (g)	945	1,043
Altice SA:
7.625% 2/15/25 (g)	2,575	2,604
7.75% 5/15/22 (g)	14,575	14,721
Broadview Networks Holdings, Inc. 10.5% 11/15/17	2,915	2,740
Citizens Communications Co. 7.875% 1/15/27	4,949	4,912
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (g)	5,300	6,320
Columbus International, Inc. 7.375% 3/30/21 (g)	9,515	10,359
Digicel Group Ltd.:
6% 4/15/21 (g)	4,580	4,446
6.75% 3/1/23 (g)	3,200	3,154
7% 2/15/20 (g)	425	434
7.125% 4/1/22 (g)	3,850	3,645
8.25% 9/30/20 (g)	10,315	10,639
DigitalGlobe, Inc. 5.25% 2/1/21 (g)	695	700
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Eileme 2 AB 11.625% 1/31/20 (g)	$ 2,605	$ 2,916
FairPoint Communications, Inc. 8.75% 8/15/19 (g)	2,375	2,541
GCI, Inc. 6.875% 4/15/25 (g)	2,080	2,132
Intelsat Jackson Holdings SA:
5.5% 8/1/23	3,840	3,614
6.625% 12/15/22 (Reg. S)	6,530	6,448
7.5% 4/1/21	5,730	5,952
Intelsat Luxembourg SA:
7.75% 6/1/21	6,204	5,700
8.125% 6/1/23	3,585	3,281
Level 3 Communications, Inc.:
5.75% 12/1/22	2,235	2,292
8.875% 6/1/19	695	728
Level 3 Financing, Inc.:
5.375% 8/15/22	3,725	3,804
6.125% 1/15/21	2,395	2,536
7% 6/1/20	2,365	2,534
Numericable Group SA:
4.875% 5/15/19 (g)	7,890	7,959
6% 5/15/22 (g)	15,358	15,732
6.25% 5/15/24 (g)	1,150	1,182
SBA Communications Corp. 5.625% 10/1/19	3,075	3,233
Sprint Capital Corp.:
6.875% 11/15/28	1,785	1,615
6.9% 5/1/19	4,761	4,903
8.75% 3/15/32	2,465	2,527
Sprint Communications, Inc.:
6% 12/1/16	6,729	7,019
6% 11/15/22	13,364	12,629
9% 11/15/18 (g)	5,500	6,258
Sprint Corp.:
7.125% 6/15/24	1,495	1,437
7.875% 9/15/23	4,245	4,261
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	1,565	1,620
6.25% 4/1/21	3,295	3,443
6.464% 4/28/19	705	728
6.5% 1/15/24	2,500	2,609
6.542% 4/28/20	2,465	2,600
6.625% 4/1/23	4,925	5,113
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
T-Mobile U.S.A., Inc.: - continued
6.633% 4/28/21	$ 2,225	$ 2,347
6.731% 4/28/22	1,645	1,733
6.836% 4/28/23	480	508
UPCB Finance IV Ltd. 5.375% 1/15/25 (g)	2,275	2,312
Wind Acquisition Finance SA 4.75% 7/15/20 (g)	2,965	2,965
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23 (g)	3,795	3,814
		218,662
Transportation Ex Air/Rail - 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	1,425	1,457
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (g)	5,250	4,830
8.125% 2/15/19	1,404	1,200
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	1,215	1,179
Teekay Corp. 8.5% 1/15/20	195	219
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	1,475	1,615
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	1,285	1,182
		11,682
Utilities - 3.9%
Calpine Corp.:
5.375% 1/15/23	2,615	2,638
5.75% 1/15/25	1,120	1,126
6% 1/15/22 (g)	1,885	1,993
7.875% 1/15/23 (g)	3,653	4,018
Dynegy, Inc.:
6.75% 11/1/19 (g)	1,855	1,938
7.375% 11/1/22 (g)	6,605	7,034
7.625% 11/1/24 (g)	5,665	6,090
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)	4,949	5,505
11.75% 3/1/22 (d)(g)	16,214	18,281
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22	535	527
InterGen NV 7% 6/30/23 (g)	3,940	3,792
Mirant Americas Generation LLC 9.125% 5/1/31	690	656
NRG Energy, Inc. 6.625% 3/15/23	7,020	7,389
RJS Power Holdings LLC 5.125% 7/15/19 (g)	3,830	3,763
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Utilities - continued
TXU Corp.:
5.55% 11/15/14 (d)	$ 7,757	$ 7,951
6.5% 11/15/24 (d)	4,961	5,085
6.55% 11/15/34 (d)	4,295	4,402
		82,188
TOTAL NONCONVERTIBLE BONDS		1,468,352
TOTAL CORPORATE BONDS (Cost $1,446,403)		$ 1,468,387
Common Stocks - 15.0%
	Shares
Air Transportation - 0.2%
Delta Air Lines, Inc.	100,000	4,464
Automotive & Auto Parts - 0.9%
General Motors Co.	206,513	7,240
General Motors Co.:
warrants 7/10/16 (a)	11,706	300
warrants 7/10/19 (a)	11,706	203
Harley-Davidson, Inc.	100,000	5,621
Motors Liquidation Co. GUC Trust (a)	39,254	785
Trinseo SA	220,098	5,012
		19,161
Banks & Thrifts - 0.6%
Bank of America Corp.	389,800	6,210
JPMorgan Chase & Co.	100,000	6,326
Washington Mutual, Inc. (a)	505,500	0
WMI Holdings Corp. (a)	17,318	45
		12,581
Broadcasting - 0.5%
Cumulus Media, Inc. Class A (a)	550,600	1,255
Gray Television, Inc. (a)	494,070	6,551
Sinclair Broadcast Group, Inc. Class A	100,000	3,064
		10,870
Building Materials - 0.1%
Gibraltar Industries, Inc. (a)	141,340	2,341
Common Stocks - continued
	Shares	Value (000s)
Cable/Satellite TV - 0.3%
Time Warner Cable, Inc.	41,300	$ 6,423
Chemicals - 0.6%
Axiall Corp.	100,000	4,080
LyondellBasell Industries NV Class A	72,395	7,494
Westlake Chemical Partners LP	3,400	98
		11,672
Consumer Products - 0.4%
Whirlpool Corp.	50,000	8,780
Containers - 0.4%
Graphic Packaging Holding Co.	617,874	8,712
Diversified Financial Services - 1.1%
AerCap Holdings NV (a)	150,000	7,002
Citigroup, Inc.	116,564	6,215
The Blackstone Group LP	250,000	10,240
		23,457
Energy - 0.2%
The Williams Companies, Inc.	48,200	2,467
Vantage Drilling Co. (a)	2,000,000	797
		3,264
Food/Beverage/Tobacco - 1.0%
Darling International, Inc. (a)	300,000	4,098
Dean Foods Co.	400,000	6,500
Monster Beverage Corp. (a)	75,000	10,283
		20,881
Gaming - 0.2%
Station Holdco LLC (a)(k)(m)	1,531,479	4,610
Station Holdco LLC (a)(l)(m)	11,653	35
Station Holdco LLC:
unit (a)(l)(m)	3,411	2
warrants 6/15/18 (a)(k)(m)	96,849	44
		4,691
Healthcare - 0.7%
Legend Acquisition, Inc.	18,796	282
Legend Acquisition, Inc.:
Class A warrants (a)	28,063	0
Class B warrants (a)	37,006	0
Tenet Healthcare Corp. (a)	113,675	5,440
Universal Health Services, Inc. Class B	75,000	8,771
		14,493
Common Stocks - continued
	Shares	Value (000s)
Homebuilders/Real Estate - 0.5%
Lennar Corp. Class A	200,000	$ 9,160
Realogy Holdings Corp. (a)	46,400	2,200
		11,360
Hotels - 0.6%
Extended Stay America, Inc. unit	194,400	3,939
Hyatt Hotels Corp. Class A (a)	145,000	8,417
		12,356
Insurance - 0.3%
H&R Block, Inc.	200,000	6,048
Metals/Mining - 0.1%
AngloGold Ashanti Ltd. sponsored ADR (a)	87,174	988
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(m)	4,323	6
Restaurants - 0.7%
Dunkin' Brands Group, Inc. (f)	126,900	6,613
Yum! Brands, Inc.	100,000	8,596
		15,209
Services - 1.6%
ARAMARK Holdings Corp.	253,900	7,802
HD Supply Holdings, Inc. (a)	150,000	4,950
KAR Auction Services, Inc.	347,600	12,934
United Rentals, Inc. (a)	80,000	7,726
WP Rocket Holdings, Inc. (a)(m)	8,700,771	435
		33,847
Super Retail - 0.0%
Arena Brands Holding Corp. Class B (a)(m)	42,253	208
Technology - 3.7%
CDW Corp.	300,000	11,496
Cypress Semiconductor Corp.	27,565	367
Facebook, Inc. Class A (a)	76,094	5,994
Freescale Semiconductor, Inc. (a)	145,600	5,692
Google, Inc. Class A (a)	15,000	8,232
Marvell Technology Group Ltd.	400,000	5,604
NXP Semiconductors NV (a)	125,000	12,015
Qorvo, Inc. (a)	150,000	9,887
Skyworks Solutions, Inc.	150,000	13,838
SoftBank Corp. ADR	150,000	4,674
		77,799
Telecommunications - 0.1%
Alibaba Group Holding Ltd. sponsored ADR	32,200	2,618
Common Stocks - continued
	Shares	Value (000s)
Telecommunications - continued
Broadview Networks Holdings, Inc. (a)	189,475	$ 322
Pendrell Corp. (a)	37,472	41
		2,981
Transportation Ex Air/Rail - 0.2%
Ship Finance International Ltd. (NY Shares) (f)	300,000	4,728
Ultrapetrol (Bahamas) Ltd. (a)	7,916	10
		4,738
TOTAL COMMON STOCKS (Cost $252,175)		$ 317,330
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 0.4%
Energy - 0.1%
Southwestern Energy Co. Series B 6.25%	46,100	2,735
Healthcare - 0.1%
Actavis PLC 5.50%	2,900	2,902
Homebuilders/Real Estate - 0.2%
American Tower Corp. 5.50% (a)	43,300	4,443
TOTAL CONVERTIBLE PREFERRED STOCKS		10,080
Nonconvertible Preferred Stocks - 0.7%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (g)	5,751	5,860
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	249,413	6,555
Services - 0.0%
WP Rocket Holdings, Inc.:
15.00% (a)	1,437,822	1,136
Class C 19.50% (m)	363,174	363
		1,499
TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,914
TOTAL PREFERRED STOCKS (Cost $19,824)		$ 23,994
Bank Loan Obligations - 5.8%
		Principal Amount (000s) (e)	Value (000s)
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (j)		$ 860	$ 862
Tranche D, term loan 3.75% 6/4/21 (j)		2,308	2,305
			3,167
Automotive - 0.0%
Chassix, Inc. term loan 10% 12/12/15 (j)		255	255
Broadcasting - 0.2%
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (j)		3,113	3,075
TWCC Holding Corp. Tranche 2LN, term loan 7% 6/26/20 (j)		1,200	1,137
			4,212
Cable/Satellite TV - 0.1%
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (j)		195	195
Tranche 2LN, term loan 7.75% 7/7/23 (j)		765	769
			964
Chemicals - 0.1%
Royal Adhesives & Sealants LLC Tranche 2LN, term loan 9.75% 1/31/19 (j)		1,960	1,994
Consumer Products - 0.1%
Bauer Performance Sports Ltd. Tranche B, term loan 4% 4/15/21 (j)		1,278	1,278
Revlon Consumer Products Corp. term loan 4% 8/19/19 (j)		1,794	1,805
			3,083
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (j)		1,835	1,839
Diversified Financial Services - 0.2%
AlixPartners LLP Tranche B 2LN, term loan 4% 7/10/20 (j)		1,266	1,266
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (j)		349	347
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (j)		3,363	3,334
			4,947
Diversified Media - 0.3%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (j)		6,177	6,192
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Energy - 1.1%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.25% 8/4/20 (j)		$ 2,965	$ 2,446
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (j)		377	379
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (j)		1,985	2,005
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (j)		4,595	4,009
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (j)		425	427
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (j)		11,040	8,556
Tranche B 1LN, term loan 3.875% 9/30/18 (j)		2,432	2,365
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (j)		579	508
Panda Sherman Power, LLC term loan 9% 9/14/18 (j)		841	839
Sheridan Investment Partners I term loan 4.25% 12/16/20 (j)		667	605
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (j)		93	84
Tranche M, term loan 4.25% 12/16/20 (j)		35	31
Targa Resources Corp. term loan 5.75% 2/27/22 (j)		999	1,011
			23,265
Entertainment/Film - 0.0%
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind (d)	CAD	289	240
Tranche B, term loan 18% 1/15/49 pay-in-kind (d)	CAD	176	146
			386
Environmental - 0.3%
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (j)		7,215	7,233
Gaming - 0.3%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (j)		3,820	3,653
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (j)		769	691
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (j)		2,559	2,582
			6,926
Healthcare - 0.5%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (j)		1,804	1,804
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Healthcare - continued
Dialysis Newco, Inc.: - continued
Tranche B 1LN, term loan 4.5% 4/23/21 (j)		$ 5,618	$ 5,625
MModal IP LLC Tranche B, term loan 9% 1/31/20 (j)		690	636
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (j)		2,308	2,308
Rural/Metro Corp.:
Tranche 2LN, term loan 14.5% 1/31/16		40	37
Tranche B, term loan:
9% 6/30/18 (j)		463	412
19.5% 1/31/16		132	119
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (j)		120	122
Tranche B 2LN, term loan 4.25% 7/3/19 (j)		192	193
			11,256
Homebuilders/Real Estate - 0.1%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.25% 11/4/22 (j)		905	914
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (j)		606	599
			1,513
Metals/Mining - 0.0%
Ameriforge Group, Inc. Tranche B 2LN, term loan 8.75% 12/19/20 (j)		190	164
Oxbow Carbon LLC Tranche B 1LN, term loan 4.25% 7/19/19 (j)		160	158
			322
Paper - 0.0%
White Birch Paper Co. Tranche 2LN, term loan 0% 11/8/14 (d)		8,620	0
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (j)		197	196
Services - 0.5%
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (j)		207	208
Garda World Security Corp.:
term loan 4% 11/8/20 (j)		639	638
Tranche DD, term loan 4% 11/8/20 (j)		164	163
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Services - continued
Karman Buyer Corp. Tranche 2LN, term loan 7.5% 7/25/22 (j)		$ 150	$ 151
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (j)		8,796	8,488
			9,648
Super Retail - 0.0%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.5% 9/26/19 (j)		770	774
Technology - 0.7%
First Data Corp. Tranche B, term loan 3.6818% 3/24/18 (j)		6,745	6,762
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (j)		3,645	3,750
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (j)		1,015	1,000
Tranche 2LN, term loan 8% 4/9/22 (j)		4,115	4,002
			15,514
Telecommunications - 0.1%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (j)		1,671	1,696
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (j)		63	63
			1,759
Utilities - 0.9%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (j)		17,964	18,088
TOTAL BANK LOAN OBLIGATIONS (Cost $133,765)			$ 123,533
Preferred Securities - 3.4%

Banks & Thrifts - 2.2%
Bank of America Corp.:
5.2% (h)(j)		2,745	2,698
6.1% (h)(j)		2,590	2,661
Barclays Bank PLC 7.625% 11/21/22		12,695	15,303
Credit Agricole SA 6.625% (g)(h)(j)		6,105	6,212
Goldman Sachs Group, Inc. 5.375% (h)(j)		7,525	7,526
JPMorgan Chase & Co. 5.15% (h)(j)		9,715	9,668
Wells Fargo & Co. 5.875% (h)(j)		1,660	1,788
			45,856
Preferred Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Diversified Financial Services - 1.2%
Citigroup, Inc.:
5.35% (h)(j)		$ 24,830	$ 24,419
5.9% (h)(j)		2,100	2,143
			26,562
TOTAL PREFERRED SECURITIES (Cost $71,162)			$ 72,418
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	81,529,547	81,530
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	10,377,425	10,377
TOTAL MONEY MARKET FUNDS (Cost $91,907)		$ 91,907
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $2,015,236)		2,097,569
NET OTHER ASSETS (LIABILITIES) - 1.0%		21,912
NET ASSETS - 100%		$ 2,119,481
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $638,788,000 or 30.1% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(l) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,703,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 8
Station Holdco LLC	6/17/11	$ 1,478
Station Holdco LLC	4/1/13	$ 13
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 3,945
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$ 4,521
WP Rocket Holdings, Inc. Class C 19.50%	2/2/15	$ 363
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 55
Fidelity Securities Lending Cash Central Fund	6
Total	$ 61
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 94,917	$ 90,012	$ -	$ 4,905
Consumer Staples	20,881	20,881	-	-
Energy	10,727	10,727	-	-
Financials	48,879	43,019	5,860	-
Health Care	17,395	17,113	-	282
Industrials	41,402	39,468	-	1,934
Information Technology	75,743	75,743	-	-
Materials	26,384	26,384	-	-
Telecommunication Services	4,996	4,996	-	-
Corporate Bonds	1,468,387	-	1,468,386	1
Bank Loan Obligations	123,533	-	120,588	2,945
Preferred Securities	72,418	-	72,418	-
Money Market Funds	91,907	91,907	-	-
Total Investments in Securities:	$ 2,097,569	$ 420,250	$ 1,667,252	$ 10,067
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	79.3%
Luxembourg	4.2%
Canada	3.4%
United Kingdom	2.4%
Netherlands	2.4%
Bermuda	2.0%
France	1.5%
Cayman Islands	1.3%
Ireland	1.0%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,174) - See accompanying schedule: Unaffiliated issuers (cost $1,923,329)	$ 2,005,662
Fidelity Central Funds (cost $91,907)	91,907
Total Investments (cost $2,015,236)		$ 2,097,569
Receivable for investments sold		19,163
Receivable for fund shares sold		2,595
Dividends receivable		432
Interest receivable		25,895
Distributions receivable from Fidelity Central Funds		16
Prepaid expenses		1
Other receivables		88
Total assets		2,145,759

Liabilities
Payable for investments purchased Regular delivery	$ 6,538
Delayed delivery	2,030
Payable for fund shares redeemed	4,486
Distributions payable	1,000
Accrued management fee	993
Distribution and service plan fees payable	393
Other affiliated payables	345
Other payables and accrued expenses	116
Collateral on securities loaned, at value	10,377
Total liabilities		26,278

Net Assets		$ 2,119,481
Net Assets consist of:
Paid in capital		$ 2,493,011
Undistributed net investment income		12,278
Accumulated undistributed net realized gain (loss) on investments		(468,141)
Net unrealized appreciation (depreciation) on investments		82,333
Net Assets		$ 2,119,481

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($675,019 ÷ 61,455.2 shares)	$ 10.98

Maximum offering price per share (100/96.00 of $10.98)	$ 11.44
Class T: Net Asset Value and redemption price per share ($480,412 ÷ 43,498.8 shares)	$ 11.04

Maximum offering price per share (100/96.00 of $11.04)	$ 11.50
Class B: Net Asset Value and offering price per share ($7,319 ÷ 671.2 shares)A	$ 10.90

Class C: Net Asset Value and offering price per share ($179,394 ÷ 16,362.6 shares)A	$ 10.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($777,337 ÷ 75,455.8 shares)	$ 10.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 5,574
Interest		53,090
Income from Fidelity Central Funds		61
Total income		58,725

Expenses
Management fee	$ 5,755
Transfer agent fees	1,677
Distribution and service plan fees	2,386
Accounting and security lending fees	338
Custodian fees and expenses	16
Independent trustees' compensation	4
Registration fees	58
Audit	41
Legal	127
Miscellaneous	5
Total expenses before reductions	10,407
Expense reductions	(16)	10,391
Net investment income (loss)		48,334
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		10,273
Change in net unrealized appreciation (depreciation) on investment securities		6,662
Net gain (loss)		16,935
Net increase (decrease) in net assets resulting from operations		$ 65,269

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,334	$ 89,741
Net realized gain (loss)	10,273	30,801
Change in net unrealized appreciation (depreciation)	6,662	11,351
Net increase (decrease) in net assets resulting from operations	65,269	131,893
Distributions to shareholders from net investment income	(43,058)	(85,375)
Distributions to shareholders from net realized gain	(1,926)	(21,730)
Total distributions	(44,984)	(107,105)
Share transactions - net increase (decrease)	62,866	85,679
Redemption fees	229	252
Total increase (decrease) in net assets	83,380	110,719

Net Assets
Beginning of period	2,036,101	1,925,382
End of period (including undistributed net investment income of $12,278 and undistributed net investment income of $7,002, respectively)	$ 2,119,481	$ 2,036,101

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.73	$ 10.21	$ 9.59	$ 9.87	$ 8.60
Income from Investment Operations
Net investment income (loss) E	.255	.480	.569	.607	.593	.650
Net realized and unrealized gain (loss)	.081	.236	.558	.658	(.238)	1.185
Total from investment operations	.336	.716	1.127	1.265	.355	1.835
Distributions from net investment income	(.227)	(.449)	(.482)	(.647)	(.639)	(.550)
Distributions from net realized gain	(.010)	(.118)	(.127)	-	-	(.020)
Total distributions	(.237)	(.567)	(.609)	(.647)	(.639)	(.570)
Redemption fees added to paid in capital E	.001	.001	.002	.002	.004	.005
Net asset value, end of period	$ 10.98	$ 10.88	$ 10.73	$ 10.21	$ 9.59	$ 9.87
Total ReturnB, C, D	3.14%	6.84%	11.39%	13.78%	3.57%	22.06%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03%A	1.02%	1.02%	1.03%	1.03%	1.03%
Expenses net of fee waivers, if any	1.03%A	1.02%	1.02%	1.03%	1.03%	1.03%
Expenses net of all reductions	1.03%A	1.02%	1.02%	1.03%	1.03%	1.03%
Net investment income (loss)	4.74% A	4.42%	5.42%	6.18%	5.93%	7.03%
Supplemental Data
Net assets, end of period (in millions)	$ 675	$ 682	$ 698	$ 705	$ 659	$ 722
Portfolio turnover rateG	41% A	41%	66%	66%	68%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.78	$ 10.26	$ 9.64	$ 9.92	$ 8.64
Income from Investment Operations
Net investment income (loss) E	.257	.484	.573	.610	.597	.653
Net realized and unrealized gain (loss)	.090	.233	.555	.656	(.241)	1.193
Total from investment operations	.347	.717	1.128	1.266	.356	1.846
Distributions from net investment income	(.228)	(.450)	(.483)	(.648)	(.640)	(.551)
Distributions from net realized gain	(.010)	(.118)	(.127)	-	-	(.020)
Total distributions	(.238)	(.568)	(.610)	(.648)	(.640)	(.571)
Redemption fees added to paid in capital E	.001	.001	.002	.002	.004	.005
Net asset value, end of period	$ 11.04	$ 10.93	$ 10.78	$ 10.26	$ 9.64	$ 9.92
Total ReturnB, C, D	3.23%	6.81%	11.34%	13.72%	3.56%	22.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02%A	1.01%	1.01%	1.02%	1.02%	1.02%
Expenses net of fee waivers, if any	1.02%A	1.01%	1.01%	1.02%	1.02%	1.02%
Expenses net of all reductions	1.02%A	1.01%	1.01%	1.02%	1.02%	1.02%
Net investment income (loss)	4.75% A	4.43%	5.43%	6.19%	5.94%	7.04%
Supplemental Data
Net assets, end of period (in millions)	$ 480	$ 504	$ 528	$ 547	$ 543	$ 645
Portfolio turnover rateG	41% A	41%	66%	66%	68%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 10.65	$ 10.15	$ 9.53	$ 9.82	$ 8.56
Income from Investment Operations
Net investment income (loss) E	.217	.401	.489	.532	.519	.581
Net realized and unrealized gain (loss)	.080	.237	.542	.663	(.245)	1.180
Total from investment operations	.297	.638	1.031	1.195	.274	1.761
Distributions from net investment income	(.188)	(.371)	(.406)	(.577)	(.568)	(.486)
Distributions from net realized gain	(.010)	(.118)	(.127)	-	-	(.020)
Total distributions	(.198)	(.489)	(.533)	(.577)	(.568)	(.506)
Redemption fees added to paid in capital E	.001	.001	.002	.002	.004	.005
Net asset value, end of period	$ 10.90	$ 10.80	$ 10.65	$ 10.15	$ 9.53	$ 9.82
Total ReturnB, C, D	2.80%	6.12%	10.45%	13.06%	2.75%	21.20%
Ratios to Average Net Assets F, H
Expenses before reductions	1.72%A	1.74%	1.75%	1.75%	1.75%	1.74%
Expenses net of fee waivers, if any	1.72%A	1.74%	1.75%	1.75%	1.75%	1.74%
Expenses net of all reductions	1.72%A	1.74%	1.75%	1.75%	1.74%	1.74%
Net investment income (loss)	4.05% A	3.70%	4.69%	5.46%	5.21%	6.32%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 10	$ 19	$ 28	$ 38	$ 52
Portfolio turnover rateG	41% A	41%	66%	66%	68%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.71	$ 10.19	$ 9.58	$ 9.86	$ 8.59
Income from Investment Operations
Net investment income (loss) E	.213	.398	.489	.533	.518	.581
Net realized and unrealized gain (loss)	.081	.237	.560	.649	(.237)	1.186
Total from investment operations	.294	.635	1.049	1.182	.281	1.767
Distributions from net investment income	(.185)	(.368)	(.404)	(.574)	(.565)	(.482)
Distributions from net realized gain	(.010)	(.118)	(.127)	-	-	(.020)
Total distributions	(.195)	(.486)	(.531)	(.574)	(.565)	(.502)
Redemption fees added to paid in capital E	.001	.001	.002	.002	.004	.005
Net asset value, end of period	$ 10.96	$ 10.86	$ 10.71	$ 10.19	$ 9.58	$ 9.86
Total ReturnB, C, D	2.75%	6.05%	10.58%	12.85%	2.81%	21.20%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80%A	1.77%	1.77%	1.78%	1.77%	1.77%
Expenses net of fee waivers, if any	1.80%A	1.77%	1.77%	1.78%	1.77%	1.77%
Expenses net of all reductions	1.79%A	1.77%	1.77%	1.77%	1.77%	1.77%
Net investment income (loss)	3.98% A	3.67%	4.67%	5.44%	5.19%	6.29%
Supplemental Data
Net assets, end of period (in millions)	$ 179	$ 182	$ 183	$ 180	$ 164	$ 186
Portfolio turnover rateG	41% A	41%	66%	66%	68%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.10	$ 9.65	$ 9.10	$ 9.40	$ 8.22
Income from Investment Operations
Net investment income (loss) D	.249	.474	.561	.598	.595	.642
Net realized and unrealized gain (loss)	.084	.216	.524	.623	(.233)	1.128
Total from investment operations	.333	.690	1.085	1.221	.362	1.770
Distributions from net investment income	(.224)	(.473)	(.510)	(.673)	(.666)	(.575)
Distributions from net realized gain	(.010)	(.118)	(.127)	-	-	(.020)
Total distributions	(.234)	(.591)	(.637)	(.673)	(.666)	(.595)
Redemption fees added to paid in capital D	.001	.001	.002	.002	.004	.005
Net asset value, end of period	$ 10.30	$ 10.20	$ 10.10	$ 9.65	$ 9.10	$ 9.40
Total ReturnB, C	3.32%	7.02%	11.63%	14.07%	3.83%	22.33%
Ratios to Average Net Assets E, G
Expenses before reductions	.81%A	.78%	.77%	.78%	.77%	.78%
Expenses net of fee waivers, if any	.81%A	.78%	.77%	.78%	.77%	.78%
Expenses net of all reductions	.81%A	.78%	.77%	.78%	.77%	.78%
Net investment income (loss)	4.96% A	4.66%	5.68%	6.44%	6.19%	7.28%
Supplemental Data
Net assets, end of period (in millions)	$ 777	$ 658	$ 497	$ 495	$ 498	$ 1,336
Portfolio turnover rateF	41% A	41%	66%	66%	68%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, defaulted bonds, market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 177,377
Gross unrealized depreciation	(88,336)
Net unrealized appreciation (depreciation) on securities	$ 89,041

Tax cost	$ 2,008,528

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (476,979)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $409,776 and $401,435, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 843	$ 18
Class T	-%	.25%	611	10
Class B	.65%	.25%	41	30
Class C	.75%	.25%	891	79
			$ 2,386	$ 137

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24
Class T	8
Class B*	3
Class C*	6
$ 41

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 517.15
Class T	362.15
Class B	9.19
Class C	145.16
Institutional Class	644.19
	$ 1,677

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $38.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 14,107	$ 29,254
Class T	10,232	21,657
Class B	158	514
Class C	3,049	6,299
Institutional Class	15,512	27,651
Total	$ 43,058	$ 85,375
From net realized gain
Class A	$ 630	$ 7,669
Class T	458	5,773
Class B	9	206
Class C	167	2,005
Institutional Class	662	6,077
Total	$ 1,926	$ 21,730

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	7,440	12,896	$ 80,582	$ 140,028
Reinvestment of distributions	1,202	2,878	13,047	31,150
Shares redeemed	(9,886)	(18,099)	(106,834)	(196,563)
Net increase (decrease)	(1,244)	(2,325)	$ (13,205)	$ (25,385)
Class T
Shares sold	2,338	5,270	$ 25,496	$ 57,373
Reinvestment of distributions	894	2,245	9,752	24,429
Shares redeemed	(5,830)	(10,414)	(63,481)	(113,473)
Net increase (decrease)	(2,598)	(2,899)	$ (28,233)	$ (31,671)
Class B
Shares sold	12	72	$ 131	$ 769
Reinvestment of distributions	13	54	142	583
Shares redeemed	(313)	(981)	(3,377)	(10,557)
Net increase (decrease)	(288)	(855)	$ (3,104)	$ (9,205)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class C
Shares sold	1,098	2,513	$ 11,881	$ 27,167
Reinvestment of distributions	240	590	2,601	6,365
Shares redeemed	(1,768)	(3,396)	(19,077)	(36,746)
Net increase (decrease)	(430)	(293)	$ (4,595)	$ (3,214)
Institutional Class
Shares sold	15,169	24,909	$ 154,239	$ 253,746
Reinvestment of distributions	1,385	2,763	14,101	28,115
Shares redeemed	(5,559)	(12,448)	(56,337)	(126,707)
Net increase (decrease)	10,995	15,224	$ 112,003	$ 155,154

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Income Opportunities Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund.

12. Litigation.

The Fund, and other entities managed by Fidelity or its affiliates, were named as defendants in a lawsuit brought by creditors of a subsidiary of Energy Future Holdings Corp. ("EFH"), which is currently in bankruptcy and was formerly known as TXU. The lawsuit, which is captioned as In Re: ENERGY FUTURE HOLDINGS CORP. et al. U.S. Bankruptcy Court, D. Del. Case No. 14-10979 (CSS); AVENUE CAPITAL MANAGEMENT II, LP, et al. v. FIDELITY INVESTMENTS, et al. Adversary No. 14-50797 (CSS), was filed in the United States Bankruptcy Court for the District of Delaware on October 6, 2014. The plaintiffs sought to enforce an alleged agreement under which the Fund and other defendants would sell certain EFH notes to the plaintiffs at a specified price. Plaintiffs sought a declaration that an alleged right to call the securities was properly exercised and an order that the Fund and other defendants transfer the notes to the plaintiffs at the specified price. The Fund and the other defendants disputed the plaintiffs' claims and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Litigation - continued

filed a motion to dismiss contending, among other things, that the right to call the notes never came into existence and was part of a proposed settlement agreement that was never completed or approved by the bankruptcy court. On January 20, 2015, the court granted the defendants' motion and dismissed the complaint with prejudice. The plaintiffs filed a notice of appeal on February 3, 2015. If the lawsuit were to be decided in a manner adverse to the Fund, the Fund could experience a loss up to $11,118 as of period end. The Fund will also incur legal costs in defending the case.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on collateral securing the debt prior to the 2009 payments. The Bankruptcy Court will now determine next steps. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $5,769 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

HY-USAN-0615
1.784886.112

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

High Income Advantage

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.03%
Actual		$ 1,000.00	$ 1,031.40	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16
Class T	1.02%
Actual		$ 1,000.00	$ 1,032.30	$ 5.14
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Class B	1.72%
Actual		$ 1,000.00	$ 1,028.00	$ 8.65
HypotheticalA		$ 1,000.00	$ 1,016.27	$ 8.60
Class C	1.80%
Actual		$ 1,000.00	$ 1,027.50	$ 9.05
HypotheticalA		$ 1,000.00	$ 1,015.87	$ 9.00
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,033.20	$ 4.08
HypotheticalA		$ 1,000.00	$ 1,020.78	$ 4.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
GMAC LLC	2.6	2.7
International Lease Finance Corp.	2.1	2.8
HCA Holdings, Inc.	2.0	2.0
Citigroup, Inc.	1.5	1.6
SLM Corp.	1.5	1.8
	9.7
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.5	9.7
Energy	9.3	7.2
Diversified Financial Services	8.8	9.7
Healthcare	8.7	7.2
Banks & Thrifts	7.2	7.0
Quality Diversification (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
BBB 1.2%	BBB 0.6%
BB 26.7%	BB 28.4%
B 34.8%	B 34.5%
CCC,CC,C 12.6%	CCC,CC,C 13.5%
Not Rated 3.2%	Not Rated 3.8%
Equities 16.1%	Equities 16.4%
Short-Term Investments and Net Other Assets 5.4%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2015 *		As of October 31, 2014 **
	Nonconvertible Bonds 69.3%		Nonconvertible Bonds 70.0%
	Convertible Bonds, Preferred Stocks 1.1%		Convertible Bonds, Preferred Stocks 1.0%
	Common Stocks 15.0%		Common Stocks 15.4%
	Bank Loan Obligations 5.8%		Bank Loan Obligations 7.9%
	Other Investments 3.4%		Other Investments 2.9%
	Short-Term Investments and Net Other Assets (Liabilities) 5.4%		Short-Term Investments and Net Other Assets (Liabilities) 2.8%
* Foreign investments	20.7%	** Foreign investments	18.8%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 69.3%
	Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - 0.0%
Broadcasting - 0.0%
Mood Media Corp. 10% 10/31/15 (g)	$ 38	$ 35
Nonconvertible Bonds - 69.3%
Aerospace - 0.3%
KLX, Inc. 5.875% 12/1/22 (g)	1,445	1,456
TransDigm, Inc.:
6% 7/15/22	2,030	2,043
6.5% 7/15/24	2,000	2,030
		5,529
Air Transportation - 0.2%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	929	991
6.125% 4/29/18	670	710
9.25% 5/10/17	957	1,045
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	1,672	1,835
		4,581
Automotive & Auto Parts - 2.2%
American Axle & Manufacturing, Inc. 5.125% 2/15/19	750	773
American Tire Distributors, Inc. 10.25% 3/1/22 (g)	2,405	2,519
Chassix, Inc. 9.25% 8/1/18 (d)(g)	765	639
Dana Holding Corp.:
5.375% 9/15/21	1,450	1,508
6% 9/15/23	1,450	1,541
General Motors Financial Co., Inc.:
4.75% 8/15/17	3,660	3,861
6.75% 6/1/18	10,220	11,554
LKQ Corp. 4.75% 5/15/23	430	424
Schaeffler Finance BV 4.75% 5/15/21 (g)	5,430	5,552
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (g)(j)	2,140	2,279
6.75% 11/15/22 pay-in-kind (g)(j)	1,005	1,099
6.875% 8/15/18 pay-in-kind (g)(j)	1,605	1,673
Tenneco, Inc. 6.875% 12/15/20	3,362	3,564
ZF North America Capital, Inc. 4.5% 4/29/22 (g)	8,800	8,784
		45,770
Banks & Thrifts - 4.1%
Ally Financial, Inc.:
3.5% 1/27/19	3,485	3,468
8% 3/15/20	3,333	3,950
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Banks & Thrifts - continued
General Motors Acceptance Corp. 8% 11/1/31	$ 3,105	$ 4,073
GMAC LLC:
8% 12/31/18	25,964	29,322
8% 11/1/31	19,887	24,958
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	11,620	12,006
6% 12/19/23	8,040	8,809
Washington Mutual Bank 5.5% 1/15/49 (d)	10,000	1
		86,587
Broadcasting - 0.3%
AMC Networks, Inc. 7.75% 7/15/21	500	545
Clear Channel Communications, Inc. 5.5% 12/15/16	2,263	2,184
iHeartCommunications, Inc. 10.625% 3/15/23 (g)	845	860
Sirius XM Radio, Inc. 5.375% 4/15/25 (g)	2,295	2,306
		5,895
Building Materials - 0.8%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (g)	595	613
CEMEX Finance LLC 6% 4/1/24 (g)	2,795	2,867
CEMEX S.A.B. de CV 5.2731% 9/30/15 (g)(j)	4,305	4,311
HD Supply, Inc. 5.25% 12/15/21 (g)	3,430	3,559
HMAN Finance Sub Corp. 6.375% 7/15/22 (g)	900	900
Nortek, Inc. 8.5% 4/15/21	1,520	1,642
USG Corp.:
5.875% 11/1/21 (g)	430	461
6.3% 11/15/16	275	289
9.75% 1/15/18	1,585	1,835
		16,477
Cable/Satellite TV - 3.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	2,550	2,521
5.25% 3/15/21	2,245	2,267
5.75% 9/1/23	1,545	1,560
5.75% 1/15/24	5,335	5,402
5.875% 5/1/27 (g)	5,245	5,166
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (g)	535	564
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Cable/Satellite TV - continued
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (g)	$ 5,495	$ 5,503
DISH DBS Corp.:
5% 3/15/23	4,695	4,449
5.875% 7/15/22	4,240	4,272
6.75% 6/1/21	5,260	5,569
Lynx I Corp. 5.375% 4/15/21 (g)	1,134	1,191
Lynx II Corp. 6.375% 4/15/23 (g)	710	747
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)	3,001	3,215
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (g)	2,145	2,244
UPCB Finance VI Ltd. 6.875% 1/15/22 (g)	1,900	2,043
Virgin Media Secured Finance PLC 5.25% 1/15/26 (g)	12,170	12,109
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (g)(j)	10,000	10,163
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (g)	1,645	1,744
Ziggo Bond Finance BV 5.875% 1/15/25 (g)	1,705	1,769
		72,498
Capital Goods - 0.2%
AECOM Technology Corp.:
5.75% 10/15/22 (g)	1,115	1,154
5.875% 10/15/24 (g)	955	989
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (g)	1,665	1,374
		3,517
Chemicals - 0.9%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (g)	2,575	2,607
LSB Industries, Inc. 7.75% 8/1/19	705	751
PolyOne Corp. 5.25% 3/15/23	2,215	2,309
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.:
6.75% 5/1/22 (g)(i)	975	988
8.75% 2/1/19	9,017	9,524
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (g)	960	1,042
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (g)	$ 1,550	$ 1,616
5.625% 10/1/24 (g)	620	667
		19,504
Consumer Products - 0.7%
Prestige Brands, Inc.:
5.375% 12/15/21 (g)	2,875	2,911
8.125% 2/1/20	335	360
Revlon Consumer Products Corp. 5.75% 2/15/21	10,540	10,540
Spectrum Brands Holdings, Inc. 6.375% 11/15/20	565	599
		14,410
Containers - 1.9%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (g)(j)	1,493	1,545
Ardagh Packaging Finance PLC 9.125% 10/15/20 (g)	3,369	3,622
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (g)	1,410	1,431
6.25% 1/31/19 (g)	1,165	1,188
6.75% 1/31/21 (g)	1,350	1,401
7% 11/15/20 (g)	697	713
9.125% 10/15/20 (g)	1,045	1,118
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (g)	1,255	1,271
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)	1,465	1,275
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	8,415	8,794
6.875% 2/15/21	7,339	7,711
8.25% 2/15/21	6,144	6,539
Sealed Air Corp. 6.5% 12/1/20 (g)	1,730	1,925
Tekni-Plex, Inc. 9.75% 6/1/19 (g)	1,114	1,195
		39,728
Diversified Financial Services - 5.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (g)	3,725	3,772
4.5% 5/15/21 (g)	4,075	4,289
5% 10/1/21 (g)	2,715	2,907
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Aircastle Ltd. 4.625% 12/15/18	$ 1,625	$ 1,698
CIT Group, Inc.:
3.875% 2/19/19	2,570	2,548
5% 8/15/22	3,195	3,291
5% 8/1/23	4,515	4,614
5.375% 5/15/20	4,400	4,659
5.5% 2/15/19 (g)	8,075	8,448
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	3,930	4,004
5.875% 2/1/22	4,690	4,848
6% 8/1/20	3,840	4,038
International Lease Finance Corp.:
3.875% 4/15/18	7,210	7,372
5.75% 5/15/16	6,040	6,244
5.875% 8/15/22	10,375	11,698
8.25% 12/15/20	3,945	4,833
8.625% 1/15/22	11,580	14,793
SLM Corp.:
4.875% 6/17/19	9,130	9,107
5.5% 1/25/23	2,245	2,161
6.125% 3/25/24	3,835	3,725
8% 3/25/20	9,700	10,816
8.45% 6/15/18	4,905	5,473
		125,338
Diversified Media - 0.7%
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.625% 3/15/20	900	941
7.625% 3/15/20	4,400	4,631
Liberty Media Corp.:
8.25% 2/1/30	469	519
8.5% 7/15/29	529	592
MDC Partners, Inc. 6.75% 4/1/20 (g)	440	447
National CineMedia LLC:
6% 4/15/22	4,035	4,176
7.875% 7/15/21	2,050	2,165
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (g)	1,220	1,227
Outfront Media Capital LLC / Corp. 5.625% 2/15/24 (g)	580	602
		15,300
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Energy - 7.9%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	$ 2,720	$ 2,760
4.875% 3/15/24	1,300	1,333
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7521% 8/1/19 (g)(j)	2,380	1,785
7.125% 11/1/20 (g)	3,775	2,775
7.375% 11/1/21 (g)	2,720	2,006
Antero Resources Corp.:
5.125% 12/1/22	3,765	3,746
5.625% 6/1/23 (g)	1,950	1,991
Antero Resources Finance Corp. 5.375% 11/1/21	2,500	2,525
California Resources Corp.:
5% 1/15/20	1,175	1,110
5.5% 9/15/21	7,140	6,765
6% 11/15/24	3,520	3,309
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	1,415	1,440
Chesapeake Energy Corp.:
4.875% 4/15/22	965	890
5.375% 6/15/21	3,665	3,518
6.125% 2/15/21	1,805	1,814
6.875% 11/15/20	177	182
Citgo Holding, Inc. 10.75% 2/15/20 (g)	3,525	3,724
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	1,520	1,569
6.25% 4/1/23 (g)	1,775	1,855
CrownRock LP/CrownRock Finance, Inc. 7.75% 2/15/23 (g)	1,465	1,553
Denbury Resources, Inc. 4.625% 7/15/23	4,395	3,956
Diamondback Energy, Inc. 7.625% 10/1/21	1,545	1,672
Edgen Murray Corp. 8.75% 11/1/20 (g)	1,200	1,305
El Paso Energy Corp. 7.75% 1/15/32	1,399	1,670
Endeavor Energy Resources LP/EER Finance, Inc. 8.125% 9/15/23 (g)	560	581
Energy XXI Gulf Coast, Inc. 11% 3/15/20 (g)	2,730	2,607
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	3,685	3,869
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	11,490	12,294
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	2,280	2,223
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Forbes Energy Services Ltd. 9% 6/15/19	$ 3,470	$ 2,516
Forum Energy Technologies, Inc. 6.25% 10/1/21	1,090	1,030
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	845	839
Gibson Energy, Inc. 6.75% 7/15/21 (g)	280	292
Gulfmark Offshore, Inc. 6.375% 3/15/22	2,275	1,797
Halcon Resources Corp. 8.625% 2/1/20 (g)(i)	1,055	1,098
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (g)	2,085	2,022
7.625% 4/15/21 (g)	1,070	1,118
Kinder Morgan, Inc. 5% 2/15/21 (g)	1,695	1,829
Kodiak Oil & Gas Corp. 8.125% 12/1/19	2,010	2,133
Laredo Petroleum, Inc.:
5.625% 1/15/22	2,995	3,014
6.25% 3/15/23	2,540	2,629
LINN Energy LLC/LINN Energy Finance Corp. 6.5% 5/15/19	2,545	2,221
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.875% 12/1/24	5,000	5,172
5.5% 2/15/23	995	1,037
Oasis Petroleum, Inc. 6.875% 3/15/22	905	921
Offshore Group Investment Ltd.:
7.125% 4/1/23	2,445	1,565
7.5% 11/1/19	8,130	5,366
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)	2,875	2,659
Rice Energy, Inc. 7.25% 5/1/23 (g)	1,030	1,071
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22	1,125	1,125
Rosetta Resources, Inc. 5.875% 6/1/24	1,235	1,226
RSP Permian, Inc. 6.625% 10/1/22 (g)	915	950
Sabine Pass Liquefaction LLC:
5.625% 4/15/23	2,250	2,273
5.625% 3/1/25 (g)	4,345	4,369
5.75% 5/15/24	3,215	3,247
SemGroup Corp. 7.5% 6/15/21	3,005	3,155
Summit Midstream Holdings LLC:
5.5% 8/15/22	1,520	1,452
7.5% 7/1/21	810	842
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (g)	1,490	1,550
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18 (g)	$ 6,970	$ 7,231
6.375% 8/1/22	908	958
Teine Energy Ltd. 6.875% 9/30/22 (g)	6,656	6,606
TerraForm Power Operating LLC 5.875% 2/1/23 (g)	1,285	1,340
Transocean, Inc.:
6% 3/15/18	3,175	3,167
6.375% 12/15/21	8,305	7,319
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23 (g)	890	926
Western Refining, Inc. 6.25% 4/1/21	905	914
Whiting Petroleum Corp. 5.75% 3/15/21	980	994
		166,800
Entertainment/Film - 0.5%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	470	486
5.625% 2/15/24	510	531
Cinemark U.S.A., Inc.:
4.875% 6/1/23	2,110	2,134
5.125% 12/15/22	570	589
7.375% 6/15/21	1,085	1,161
Lions Gate Entertainment Corp. 5.25% 8/1/18 (g)	3,950	4,098
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (g)	1,425	1,471
Regal Entertainment Group 5.75% 6/15/23	1,235	1,254
		11,724
Environmental - 0.3%
Clean Harbors, Inc. 5.125% 6/1/21	1,180	1,204
Covanta Holding Corp.:
5.875% 3/1/24	1,530	1,576
6.375% 10/1/22	1,355	1,440
7.25% 12/1/20	1,094	1,160
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)	1,455	1,491
		6,871
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Food & Drug Retail - 1.3%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (g)	$ 773	$ 873
Rite Aid Corp.:
6.75% 6/15/21	10,905	11,546
6.875% 12/15/28 (g)	5,785	6,537
7.7% 2/15/27	6,515	7,802
		26,758
Food/Beverage/Tobacco - 1.9%
Darling International, Inc. 5.375% 1/15/22	1,280	1,302
ESAL GmbH 6.25% 2/5/23 (g)	2,635	2,608
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)	2,275	2,392
H.J. Heinz Co.:
4.25% 10/15/20	5,925	6,073
4.875% 2/15/25 (g)	2,060	2,250
H.J. Heinz Finance Co. 7.125% 8/1/39 (g)	300	403
JBS Investments GmbH:
7.25% 4/3/24 (g)	1,905	1,972
7.75% 10/28/20 (g)	4,855	5,263
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (g)	2,435	2,484
Minerva Luxmbourg SA 7.75% 1/31/23 (g)	7,985	7,965
Post Holdings, Inc.:
6% 12/15/22 (g)	1,195	1,165
6.75% 12/1/21 (g)	5,380	5,442
		39,319
Gaming - 1.9%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (g)	7,900	6,281
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (g)	10,735	11,325
Graton Economic Development Authority 9.625% 9/1/19 (g)	1,730	1,888
Isle of Capri Casinos, Inc. 5.875% 3/15/21 (g)	735	759
MGM Mirage, Inc.:
6% 3/15/23	2,810	2,910
6.875% 4/1/16	820	853
8.625% 2/1/19	5,000	5,756
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21	2,725	2,425
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
Scientific Games Corp. 10% 12/1/22 (g)	$ 2,380	$ 2,207
Studio City Finance Ltd. 8.5% 12/1/20 (g)	5,180	5,232
		39,636
Healthcare - 7.4%
Acadia Healthcare Co., Inc. 5.625% 2/15/23 (g)	1,035	1,058
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21	685	785
7.75% 2/15/19	4,441	4,613
Catamaran Corp. 4.75% 3/15/21 (Reg. S)	1,965	2,152
Concordia Healthcare Corp. 7% 4/15/23 (g)	1,035	1,051
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	355	366
DaVita HealthCare Partners, Inc.:
5% 5/1/25	3,590	3,583
5.125% 7/15/24	4,500	4,579
5.75% 8/15/22	1,970	2,093
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (g)	2,925	3,000
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (g)	2,915	2,981
HCA Holdings, Inc.:
4.75% 5/1/23	3,245	3,407
5% 3/15/24	3,060	3,252
5.875% 3/15/22	8,635	9,660
6.25% 2/15/21	2,265	2,473
6.5% 2/15/20	7,640	8,710
7.5% 2/15/22	5,095	5,961
7.75% 5/15/21	6,114	6,511
HealthSouth Corp. 5.125% 3/15/23	1,235	1,272
IMS Health, Inc. 6% 11/1/20 (g)	1,175	1,222
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (g)(j)	1,130	1,141
Kindred Escrow Corp. II:
8% 1/15/20 (g)	2,035	2,195
8.75% 1/15/23 (g)	2,035	2,264
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (g)	1,005	1,021
5.5% 4/15/25 (g)	2,080	2,122
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Omega Healthcare Investors, Inc. 6.75% 10/15/22	$ 2,631	$ 2,758
Polymer Group, Inc. 6.875% 6/1/19 (g)	890	846
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	1,080	1,148
Service Corp. International 5.375% 1/15/22	815	864
Tenet Healthcare Corp.:
4.375% 10/1/21	6,460	6,379
4.5% 4/1/21	535	533
4.75% 6/1/20	1,665	1,690
5% 3/1/19 (g)	2,540	2,524
6% 10/1/20	1,890	2,018
6.75% 2/1/20	1,800	1,886
8.125% 4/1/22	7,570	8,261
Valeant Pharmaceuticals International:
5.5% 3/1/23 (g)	2,660	2,693
5.625% 12/1/21 (g)	1,395	1,433
6.75% 8/15/18 (g)	5,800	6,141
7.25% 7/15/22 (g)	315	336
7.5% 7/15/21 (g)	7,250	7,866
VPI Escrow Corp. 6.375% 10/15/20 (g)	2,380	2,508
VRX Escrow Corp.:
5.375% 3/15/20 (g)	7,305	7,492
5.875% 5/15/23 (g)	12,575	12,905
6.125% 4/15/25 (g)	4,980	5,139
VWR Funding, Inc. 7.25% 9/15/17	4,375	4,572
		157,464
Homebuilders/Real Estate - 1.4%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	1,260	1,229
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	1,265	1,309
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	1,000	1,048
CBRE Group, Inc. 5% 3/15/23	6,805	7,077
Communications Sales & Leasing, Inc. 6% 4/15/23 (g)	935	939
Howard Hughes Corp. 6.875% 10/1/21 (g)	3,530	3,724
Kennedy-Wilson, Inc. 5.875% 4/1/24	1,395	1,413
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (g)	3,085	3,138
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (g)	680	699
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Shea Homes Ltd. Partnershp/Corp.: - continued
6.125% 4/1/25 (g)	$ 680	$ 697
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (g)	2,150	2,193
William Lyon Homes, Inc.:
7% 8/15/22	1,860	1,939
8.5% 11/15/20	2,170	2,354
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (g)	2,215	2,115
		29,874
Hotels - 0.5%
Choice Hotels International, Inc. 5.75% 7/1/22	615	673
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	10,040	10,592
Playa Resorts Holding BV 8% 8/15/20 (g)	140	146
		11,411
Insurance - 0.2%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (g)	2,765	2,848
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (g)(j)	1,220	1,218
		4,066
Leisure - 0.0%
24 Hour Holdings III LLC 8% 6/1/22 (g)	895	792
Metals/Mining - 1.1%
Alpha Natural Resources, Inc.:
6.25% 6/1/21	4,245	807
9.75% 4/15/18	1,770	602
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (g)	415	432
Calcipar SA 6.875% 5/1/18 (g)	1,070	1,107
CONSOL Energy, Inc. 8% 4/1/23 (g)	7,000	7,096
Murray Energy Corp. 11.25% 4/15/21 (g)	4,860	4,945
Peabody Energy Corp.:
6.25% 11/15/21	3,100	1,860
10% 3/15/22 (g)	2,120	1,791
Prince Mineral Holding Corp. 11.5% 12/15/19 (g)	655	630
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (g)	1,040	1,040
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Walter Energy, Inc.:
9.5% 10/15/19 (g)	$ 3,275	$ 2,088
12% 4/1/20 pay-in-kind (g)(j)	1,591	175
		22,573
Paper - 0.1%
Clearwater Paper Corp. 4.5% 2/1/23	2,045	2,014
Publishing/Printing - 1.2%
Cenveo Corp. 6% 8/1/19 (g)	1,290	1,200
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (g)	4,610	2,697
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	14,305	15,843
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (g)(j)	6,620	6,786
		26,526
Restaurants - 0.4%
Landry's Acquisition Co. 9.375% 5/1/20 (g)	4,040	4,323
Landry's Holdings II, Inc. 10.25% 1/1/18 (g)	4,205	4,384
		8,707
Services - 3.3%
Ahern Rentals, Inc. 9.5% 6/15/18 (g)	470	507
Anna Merger Sub, Inc. 7.75% 10/1/22 (g)	3,165	3,236
APX Group, Inc.:
6.375% 12/1/19	10,660	10,633
8.75% 12/1/20	14,798	13,651
Ashtead Capital, Inc. 5.625% 10/1/24 (g)	3,195	3,359
Audatex North America, Inc.:
6% 6/15/21 (g)	6,180	6,383
6.125% 11/1/23 (g)	590	615
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (g)	815	831
CBRE Group, Inc. 5.25% 3/15/25	4,995	5,407
FTI Consulting, Inc. 6% 11/15/22	2,450	2,609
Garda World Security Corp.:
7.25% 11/15/21 (g)	2,435	2,423
7.25% 11/15/21 (g)	920	915
Hertz Corp.:
5.875% 10/15/20	990	1,007
6.25% 10/15/22	1,315	1,361
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (g)	$ 1,920	$ 1,651
Laureate Education, Inc. 10% 9/1/19 (g)	9,740	9,497
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)	600	615
TMS International Corp. 7.625% 10/15/21 (g)	420	420
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (j)	1,255	1,264
United Rentals North America, Inc.:
4.625% 7/15/23	1,880	1,906
5.5% 7/15/25	1,500	1,520
		69,810
Steel - 0.9%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (g)	2,180	2,136
Essar Steel Algoma, Inc. 9.5% 11/15/19 (g)	1,685	1,470
JMC Steel Group, Inc. 8.25% 3/15/18 (g)	11,106	9,271
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	5,550	5,651
11.25% 10/15/18	1,303	1,323
		19,851
Super Retail - 0.7%
Family Tree Escrow LLC:
5.25% 3/1/20 (g)	640	670
5.75% 3/1/23 (g)	3,210	3,371
JC Penney Corp., Inc.:
5.65% 6/1/20	2,375	2,096
5.75% 2/15/18	703	682
7.4% 4/1/37	775	620
8.125% 10/1/19	3,785	3,785
Sally Holdings LLC 5.5% 11/1/23	925	978
Sonic Automotive, Inc.:
5% 5/15/23	315	314
7% 7/15/22	1,390	1,508
		14,024
Technology - 2.0%
Activision Blizzard, Inc. 6.125% 9/15/23 (g)	2,075	2,286
ADT Corp. 6.25% 10/15/21	1,895	2,037
Balboa Merger Sub, Inc. 11.375% 12/1/21 (g)	1,600	1,632
BMC Software Finance, Inc. 8.125% 7/15/21 (g)	5,860	5,377
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (g)(j)	3,000	2,460
CDW LLC/CDW Finance Corp. 6% 8/15/22	2,950	3,179
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
Entegris, Inc. 6% 4/1/22 (g)	$ 635	$ 664
First Data Corp.:
11.25% 1/15/21	3,136	3,528
11.75% 8/15/21	840	964
Global Cash Access, Inc. 10% 1/15/22 (g)	870	824
Lucent Technologies, Inc.:
6.45% 3/15/29	6,539	7,307
6.5% 1/15/28	5,415	6,065
Micron Technology, Inc.:
5.25% 1/15/24 (g)	1,835	1,817
5.875% 2/15/22	1,520	1,598
Project Homestake Merger Corp. 8.875% 3/1/23 (g)	1,160	1,173
Quad/Graphics, Inc. 7% 5/1/22	670	645
VeriSign, Inc. 4.625% 5/1/23	910	910
		42,466
Telecommunications - 10.3%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (g)	680	702
6.75% 11/15/20 (g)	3,390	3,653
Altice Financing SA:
6.5% 1/15/22 (g)	895	913
6.625% 2/15/23 (g)	3,965	4,084
Altice Finco SA:
8.125% 1/15/24 (g)	540	568
9.875% 12/15/20 (g)	945	1,043
Altice SA:
7.625% 2/15/25 (g)	2,575	2,604
7.75% 5/15/22 (g)	14,575	14,721
Broadview Networks Holdings, Inc. 10.5% 11/15/17	2,915	2,740
Citizens Communications Co. 7.875% 1/15/27	4,949	4,912
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (g)	5,300	6,320
Columbus International, Inc. 7.375% 3/30/21 (g)	9,515	10,359
Digicel Group Ltd.:
6% 4/15/21 (g)	4,580	4,446
6.75% 3/1/23 (g)	3,200	3,154
7% 2/15/20 (g)	425	434
7.125% 4/1/22 (g)	3,850	3,645
8.25% 9/30/20 (g)	10,315	10,639
DigitalGlobe, Inc. 5.25% 2/1/21 (g)	695	700
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Eileme 2 AB 11.625% 1/31/20 (g)	$ 2,605	$ 2,916
FairPoint Communications, Inc. 8.75% 8/15/19 (g)	2,375	2,541
GCI, Inc. 6.875% 4/15/25 (g)	2,080	2,132
Intelsat Jackson Holdings SA:
5.5% 8/1/23	3,840	3,614
6.625% 12/15/22 (Reg. S)	6,530	6,448
7.5% 4/1/21	5,730	5,952
Intelsat Luxembourg SA:
7.75% 6/1/21	6,204	5,700
8.125% 6/1/23	3,585	3,281
Level 3 Communications, Inc.:
5.75% 12/1/22	2,235	2,292
8.875% 6/1/19	695	728
Level 3 Financing, Inc.:
5.375% 8/15/22	3,725	3,804
6.125% 1/15/21	2,395	2,536
7% 6/1/20	2,365	2,534
Numericable Group SA:
4.875% 5/15/19 (g)	7,890	7,959
6% 5/15/22 (g)	15,358	15,732
6.25% 5/15/24 (g)	1,150	1,182
SBA Communications Corp. 5.625% 10/1/19	3,075	3,233
Sprint Capital Corp.:
6.875% 11/15/28	1,785	1,615
6.9% 5/1/19	4,761	4,903
8.75% 3/15/32	2,465	2,527
Sprint Communications, Inc.:
6% 12/1/16	6,729	7,019
6% 11/15/22	13,364	12,629
9% 11/15/18 (g)	5,500	6,258
Sprint Corp.:
7.125% 6/15/24	1,495	1,437
7.875% 9/15/23	4,245	4,261
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	1,565	1,620
6.25% 4/1/21	3,295	3,443
6.464% 4/28/19	705	728
6.5% 1/15/24	2,500	2,609
6.542% 4/28/20	2,465	2,600
6.625% 4/1/23	4,925	5,113
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
T-Mobile U.S.A., Inc.: - continued
6.633% 4/28/21	$ 2,225	$ 2,347
6.731% 4/28/22	1,645	1,733
6.836% 4/28/23	480	508
UPCB Finance IV Ltd. 5.375% 1/15/25 (g)	2,275	2,312
Wind Acquisition Finance SA 4.75% 7/15/20 (g)	2,965	2,965
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23 (g)	3,795	3,814
		218,662
Transportation Ex Air/Rail - 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	1,425	1,457
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (g)	5,250	4,830
8.125% 2/15/19	1,404	1,200
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	1,215	1,179
Teekay Corp. 8.5% 1/15/20	195	219
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	1,475	1,615
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	1,285	1,182
		11,682
Utilities - 3.9%
Calpine Corp.:
5.375% 1/15/23	2,615	2,638
5.75% 1/15/25	1,120	1,126
6% 1/15/22 (g)	1,885	1,993
7.875% 1/15/23 (g)	3,653	4,018
Dynegy, Inc.:
6.75% 11/1/19 (g)	1,855	1,938
7.375% 11/1/22 (g)	6,605	7,034
7.625% 11/1/24 (g)	5,665	6,090
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)	4,949	5,505
11.75% 3/1/22 (d)(g)	16,214	18,281
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22	535	527
InterGen NV 7% 6/30/23 (g)	3,940	3,792
Mirant Americas Generation LLC 9.125% 5/1/31	690	656
NRG Energy, Inc. 6.625% 3/15/23	7,020	7,389
RJS Power Holdings LLC 5.125% 7/15/19 (g)	3,830	3,763
Corporate Bonds - continued
	Principal Amount (000s) (e)	Value (000s)
Nonconvertible Bonds - continued
Utilities - continued
TXU Corp.:
5.55% 11/15/14 (d)	$ 7,757	$ 7,951
6.5% 11/15/24 (d)	4,961	5,085
6.55% 11/15/34 (d)	4,295	4,402
		82,188
TOTAL NONCONVERTIBLE BONDS		1,468,352
TOTAL CORPORATE BONDS (Cost $1,446,403)		$ 1,468,387
Common Stocks - 15.0%
	Shares
Air Transportation - 0.2%
Delta Air Lines, Inc.	100,000	4,464
Automotive & Auto Parts - 0.9%
General Motors Co.	206,513	7,240
General Motors Co.:
warrants 7/10/16 (a)	11,706	300
warrants 7/10/19 (a)	11,706	203
Harley-Davidson, Inc.	100,000	5,621
Motors Liquidation Co. GUC Trust (a)	39,254	785
Trinseo SA	220,098	5,012
		19,161
Banks & Thrifts - 0.6%
Bank of America Corp.	389,800	6,210
JPMorgan Chase & Co.	100,000	6,326
Washington Mutual, Inc. (a)	505,500	0
WMI Holdings Corp. (a)	17,318	45
		12,581
Broadcasting - 0.5%
Cumulus Media, Inc. Class A (a)	550,600	1,255
Gray Television, Inc. (a)	494,070	6,551
Sinclair Broadcast Group, Inc. Class A	100,000	3,064
		10,870
Building Materials - 0.1%
Gibraltar Industries, Inc. (a)	141,340	2,341
Common Stocks - continued
	Shares	Value (000s)
Cable/Satellite TV - 0.3%
Time Warner Cable, Inc.	41,300	$ 6,423
Chemicals - 0.6%
Axiall Corp.	100,000	4,080
LyondellBasell Industries NV Class A	72,395	7,494
Westlake Chemical Partners LP	3,400	98
		11,672
Consumer Products - 0.4%
Whirlpool Corp.	50,000	8,780
Containers - 0.4%
Graphic Packaging Holding Co.	617,874	8,712
Diversified Financial Services - 1.1%
AerCap Holdings NV (a)	150,000	7,002
Citigroup, Inc.	116,564	6,215
The Blackstone Group LP	250,000	10,240
		23,457
Energy - 0.2%
The Williams Companies, Inc.	48,200	2,467
Vantage Drilling Co. (a)	2,000,000	797
		3,264
Food/Beverage/Tobacco - 1.0%
Darling International, Inc. (a)	300,000	4,098
Dean Foods Co.	400,000	6,500
Monster Beverage Corp. (a)	75,000	10,283
		20,881
Gaming - 0.2%
Station Holdco LLC (a)(k)(m)	1,531,479	4,610
Station Holdco LLC (a)(l)(m)	11,653	35
Station Holdco LLC:
unit (a)(l)(m)	3,411	2
warrants 6/15/18 (a)(k)(m)	96,849	44
		4,691
Healthcare - 0.7%
Legend Acquisition, Inc.	18,796	282
Legend Acquisition, Inc.:
Class A warrants (a)	28,063	0
Class B warrants (a)	37,006	0
Tenet Healthcare Corp. (a)	113,675	5,440
Universal Health Services, Inc. Class B	75,000	8,771
		14,493
Common Stocks - continued
	Shares	Value (000s)
Homebuilders/Real Estate - 0.5%
Lennar Corp. Class A	200,000	$ 9,160
Realogy Holdings Corp. (a)	46,400	2,200
		11,360
Hotels - 0.6%
Extended Stay America, Inc. unit	194,400	3,939
Hyatt Hotels Corp. Class A (a)	145,000	8,417
		12,356
Insurance - 0.3%
H&R Block, Inc.	200,000	6,048
Metals/Mining - 0.1%
AngloGold Ashanti Ltd. sponsored ADR (a)	87,174	988
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(m)	4,323	6
Restaurants - 0.7%
Dunkin' Brands Group, Inc. (f)	126,900	6,613
Yum! Brands, Inc.	100,000	8,596
		15,209
Services - 1.6%
ARAMARK Holdings Corp.	253,900	7,802
HD Supply Holdings, Inc. (a)	150,000	4,950
KAR Auction Services, Inc.	347,600	12,934
United Rentals, Inc. (a)	80,000	7,726
WP Rocket Holdings, Inc. (a)(m)	8,700,771	435
		33,847
Super Retail - 0.0%
Arena Brands Holding Corp. Class B (a)(m)	42,253	208
Technology - 3.7%
CDW Corp.	300,000	11,496
Cypress Semiconductor Corp.	27,565	367
Facebook, Inc. Class A (a)	76,094	5,994
Freescale Semiconductor, Inc. (a)	145,600	5,692
Google, Inc. Class A (a)	15,000	8,232
Marvell Technology Group Ltd.	400,000	5,604
NXP Semiconductors NV (a)	125,000	12,015
Qorvo, Inc. (a)	150,000	9,887
Skyworks Solutions, Inc.	150,000	13,838
SoftBank Corp. ADR	150,000	4,674
		77,799
Telecommunications - 0.1%
Alibaba Group Holding Ltd. sponsored ADR	32,200	2,618
Common Stocks - continued
	Shares	Value (000s)
Telecommunications - continued
Broadview Networks Holdings, Inc. (a)	189,475	$ 322
Pendrell Corp. (a)	37,472	41
		2,981
Transportation Ex Air/Rail - 0.2%
Ship Finance International Ltd. (NY Shares) (f)	300,000	4,728
Ultrapetrol (Bahamas) Ltd. (a)	7,916	10
		4,738
TOTAL COMMON STOCKS (Cost $252,175)		$ 317,330
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 0.4%
Energy - 0.1%
Southwestern Energy Co. Series B 6.25%	46,100	2,735
Healthcare - 0.1%
Actavis PLC 5.50%	2,900	2,902
Homebuilders/Real Estate - 0.2%
American Tower Corp. 5.50% (a)	43,300	4,443
TOTAL CONVERTIBLE PREFERRED STOCKS		10,080
Nonconvertible Preferred Stocks - 0.7%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (g)	5,751	5,860
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%	249,413	6,555
Services - 0.0%
WP Rocket Holdings, Inc.:
15.00% (a)	1,437,822	1,136
Class C 19.50% (m)	363,174	363
		1,499
TOTAL NONCONVERTIBLE PREFERRED STOCKS		13,914
TOTAL PREFERRED STOCKS (Cost $19,824)		$ 23,994
Bank Loan Obligations - 5.8%
		Principal Amount (000s) (e)	Value (000s)
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (j)		$ 860	$ 862
Tranche D, term loan 3.75% 6/4/21 (j)		2,308	2,305
			3,167
Automotive - 0.0%
Chassix, Inc. term loan 10% 12/12/15 (j)		255	255
Broadcasting - 0.2%
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (j)		3,113	3,075
TWCC Holding Corp. Tranche 2LN, term loan 7% 6/26/20 (j)		1,200	1,137
			4,212
Cable/Satellite TV - 0.1%
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (j)		195	195
Tranche 2LN, term loan 7.75% 7/7/23 (j)		765	769
			964
Chemicals - 0.1%
Royal Adhesives & Sealants LLC Tranche 2LN, term loan 9.75% 1/31/19 (j)		1,960	1,994
Consumer Products - 0.1%
Bauer Performance Sports Ltd. Tranche B, term loan 4% 4/15/21 (j)		1,278	1,278
Revlon Consumer Products Corp. term loan 4% 8/19/19 (j)		1,794	1,805
			3,083
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (j)		1,835	1,839
Diversified Financial Services - 0.2%
AlixPartners LLP Tranche B 2LN, term loan 4% 7/10/20 (j)		1,266	1,266
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (j)		349	347
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (j)		3,363	3,334
			4,947
Diversified Media - 0.3%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (j)		6,177	6,192
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Energy - 1.1%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.25% 8/4/20 (j)		$ 2,965	$ 2,446
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (j)		377	379
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (j)		1,985	2,005
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (j)		4,595	4,009
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (j)		425	427
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (j)		11,040	8,556
Tranche B 1LN, term loan 3.875% 9/30/18 (j)		2,432	2,365
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (j)		579	508
Panda Sherman Power, LLC term loan 9% 9/14/18 (j)		841	839
Sheridan Investment Partners I term loan 4.25% 12/16/20 (j)		667	605
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (j)		93	84
Tranche M, term loan 4.25% 12/16/20 (j)		35	31
Targa Resources Corp. term loan 5.75% 2/27/22 (j)		999	1,011
			23,265
Entertainment/Film - 0.0%
Livent, Inc.:
Tranche A, term loan 18% 1/15/49 pay-in-kind (d)	CAD	289	240
Tranche B, term loan 18% 1/15/49 pay-in-kind (d)	CAD	176	146
			386
Environmental - 0.3%
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (j)		7,215	7,233
Gaming - 0.3%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (j)		3,820	3,653
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (j)		769	691
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (j)		2,559	2,582
			6,926
Healthcare - 0.5%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (j)		1,804	1,804
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Healthcare - continued
Dialysis Newco, Inc.: - continued
Tranche B 1LN, term loan 4.5% 4/23/21 (j)		$ 5,618	$ 5,625
MModal IP LLC Tranche B, term loan 9% 1/31/20 (j)		690	636
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (j)		2,308	2,308
Rural/Metro Corp.:
Tranche 2LN, term loan 14.5% 1/31/16		40	37
Tranche B, term loan:
9% 6/30/18 (j)		463	412
19.5% 1/31/16		132	119
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (j)		120	122
Tranche B 2LN, term loan 4.25% 7/3/19 (j)		192	193
			11,256
Homebuilders/Real Estate - 0.1%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.25% 11/4/22 (j)		905	914
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (j)		606	599
			1,513
Metals/Mining - 0.0%
Ameriforge Group, Inc. Tranche B 2LN, term loan 8.75% 12/19/20 (j)		190	164
Oxbow Carbon LLC Tranche B 1LN, term loan 4.25% 7/19/19 (j)		160	158
			322
Paper - 0.0%
White Birch Paper Co. Tranche 2LN, term loan 0% 11/8/14 (d)		8,620	0
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (j)		197	196
Services - 0.5%
EFS Cogen Holdings I LLC Tranche B, term loan 3.75% 12/17/20 (j)		207	208
Garda World Security Corp.:
term loan 4% 11/8/20 (j)		639	638
Tranche DD, term loan 4% 11/8/20 (j)		164	163
Bank Loan Obligations - continued
		Principal Amount (000s) (e)	Value (000s)
Services - continued
Karman Buyer Corp. Tranche 2LN, term loan 7.5% 7/25/22 (j)		$ 150	$ 151
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (j)		8,796	8,488
			9,648
Super Retail - 0.0%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.5% 9/26/19 (j)		770	774
Technology - 0.7%
First Data Corp. Tranche B, term loan 3.6818% 3/24/18 (j)		6,745	6,762
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (j)		3,645	3,750
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (j)		1,015	1,000
Tranche 2LN, term loan 8% 4/9/22 (j)		4,115	4,002
			15,514
Telecommunications - 0.1%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (j)		1,671	1,696
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (j)		63	63
			1,759
Utilities - 0.9%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (j)		17,964	18,088
TOTAL BANK LOAN OBLIGATIONS (Cost $133,765)			$ 123,533
Preferred Securities - 3.4%

Banks & Thrifts - 2.2%
Bank of America Corp.:
5.2% (h)(j)		2,745	2,698
6.1% (h)(j)		2,590	2,661
Barclays Bank PLC 7.625% 11/21/22		12,695	15,303
Credit Agricole SA 6.625% (g)(h)(j)		6,105	6,212
Goldman Sachs Group, Inc. 5.375% (h)(j)		7,525	7,526
JPMorgan Chase & Co. 5.15% (h)(j)		9,715	9,668
Wells Fargo & Co. 5.875% (h)(j)		1,660	1,788
			45,856
Preferred Securities - continued
		Principal Amount (000s) (e)	Value (000s)
Diversified Financial Services - 1.2%
Citigroup, Inc.:
5.35% (h)(j)		$ 24,830	$ 24,419
5.9% (h)(j)		2,100	2,143
			26,562
TOTAL PREFERRED SECURITIES (Cost $71,162)			$ 72,418
Money Market Funds - 4.4%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	81,529,547	81,530
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	10,377,425	10,377
TOTAL MONEY MARKET FUNDS (Cost $91,907)		$ 91,907
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $2,015,236)		2,097,569
NET OTHER ASSETS (LIABILITIES) - 1.0%		21,912
NET ASSETS - 100%		$ 2,119,481
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $638,788,000 or 30.1% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.
(l) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,703,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 8
Station Holdco LLC	6/17/11	$ 1,478
Station Holdco LLC	4/1/13	$ 13
Station Holdco LLC unit	4/1/13	$ 0*
Station Holdco LLC warrants 6/15/18	10/28/08 - 12/1/08	$ 3,945
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$ 4,521
WP Rocket Holdings, Inc. Class C 19.50%	2/2/15	$ 363
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 55
Fidelity Securities Lending Cash Central Fund	6
Total	$ 61
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 94,917	$ 90,012	$ -	$ 4,905
Consumer Staples	20,881	20,881	-	-
Energy	10,727	10,727	-	-
Financials	48,879	43,019	5,860	-
Health Care	17,395	17,113	-	282
Industrials	41,402	39,468	-	1,934
Information Technology	75,743	75,743	-	-
Materials	26,384	26,384	-	-
Telecommunication Services	4,996	4,996	-	-
Corporate Bonds	1,468,387	-	1,468,386	1
Bank Loan Obligations	123,533	-	120,588	2,945
Preferred Securities	72,418	-	72,418	-
Money Market Funds	91,907	91,907	-	-
Total Investments in Securities:	$ 2,097,569	$ 420,250	$ 1,667,252	$ 10,067
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	79.3%
Luxembourg	4.2%
Canada	3.4%
United Kingdom	2.4%
Netherlands	2.4%
Bermuda	2.0%
France	1.5%
Cayman Islands	1.3%
Ireland	1.0%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,174) - See accompanying schedule: Unaffiliated issuers (cost $1,923,329)	$ 2,005,662
Fidelity Central Funds (cost $91,907)	91,907
Total Investments (cost $2,015,236)		$ 2,097,569
Receivable for investments sold		19,163
Receivable for fund shares sold		2,595
Dividends receivable		432
Interest receivable		25,895
Distributions receivable from Fidelity Central Funds		16
Prepaid expenses		1
Other receivables		88
Total assets		2,145,759

Liabilities
Payable for investments purchased Regular delivery	$ 6,538
Delayed delivery	2,030
Payable for fund shares redeemed	4,486
Distributions payable	1,000
Accrued management fee	993
Distribution and service plan fees payable	393
Other affiliated payables	345
Other payables and accrued expenses	116
Collateral on securities loaned, at value	10,377
Total liabilities		26,278

Net Assets		$ 2,119,481
Net Assets consist of:
Paid in capital		$ 2,493,011
Undistributed net investment income		12,278
Accumulated undistributed net realized gain (loss) on investments		(468,141)
Net unrealized appreciation (depreciation) on investments		82,333
Net Assets		$ 2,119,481

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($675,019 ÷ 61,455.2 shares)	$ 10.98

Maximum offering price per share (100/96.00 of $10.98)	$ 11.44
Class T: Net Asset Value and redemption price per share ($480,412 ÷ 43,498.8 shares)	$ 11.04

Maximum offering price per share (100/96.00 of $11.04)	$ 11.50
Class B: Net Asset Value and offering price per share ($7,319 ÷ 671.2 shares)A	$ 10.90

Class C: Net Asset Value and offering price per share ($179,394 ÷ 16,362.6 shares)A	$ 10.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($777,337 ÷ 75,455.8 shares)	$ 10.30

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 5,574
Interest		53,090
Income from Fidelity Central Funds		61
Total income		58,725

Expenses
Management fee	$ 5,755
Transfer agent fees	1,677
Distribution and service plan fees	2,386
Accounting and security lending fees	338
Custodian fees and expenses	16
Independent trustees' compensation	4
Registration fees	58
Audit	41
Legal	127
Miscellaneous	5
Total expenses before reductions	10,407
Expense reductions	(16)	10,391
Net investment income (loss)		48,334
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		10,273
Change in net unrealized appreciation (depreciation) on investment securities		6,662
Net gain (loss)		16,935
Net increase (decrease) in net assets resulting from operations		$ 65,269

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 48,334	$ 89,741
Net realized gain (loss)	10,273	30,801
Change in net unrealized appreciation (depreciation)	6,662	11,351
Net increase (decrease) in net assets resulting from operations	65,269	131,893
Distributions to shareholders from net investment income	(43,058)	(85,375)
Distributions to shareholders from net realized gain	(1,926)	(21,730)
Total distributions	(44,984)	(107,105)
Share transactions - net increase (decrease)	62,866	85,679
Redemption fees	229	252
Total increase (decrease) in net assets	83,380	110,719

Net Assets
Beginning of period	2,036,101	1,925,382
End of period (including undistributed net investment income of $12,278 and undistributed net investment income of $7,002, respectively)	$ 2,119,481	$ 2,036,101

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.73	$ 10.21	$ 9.59	$ 9.87	$ 8.60
Income from Investment Operations
Net investment income (loss) E	.255	.480	.569	.607	.593	.650
Net realized and unrealized gain (loss)	.081	.236	.558	.658	(.238)	1.185
Total from investment operations	.336	.716	1.127	1.265	.355	1.835
Distributions from net investment income	(.227)	(.449)	(.482)	(.647)	(.639)	(.550)
Distributions from net realized gain	(.010)	(.118)	(.127)	-	-	(.020)
Total distributions	(.237)	(.567)	(.609)	(.647)	(.639)	(.570)
Redemption fees added to paid in capital E	.001	.001	.002	.002	.004	.005
Net asset value, end of period	$ 10.98	$ 10.88	$ 10.73	$ 10.21	$ 9.59	$ 9.87
Total ReturnB, C, D	3.14%	6.84%	11.39%	13.78%	3.57%	22.06%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03%A	1.02%	1.02%	1.03%	1.03%	1.03%
Expenses net of fee waivers, if any	1.03%A	1.02%	1.02%	1.03%	1.03%	1.03%
Expenses net of all reductions	1.03%A	1.02%	1.02%	1.03%	1.03%	1.03%
Net investment income (loss)	4.74% A	4.42%	5.42%	6.18%	5.93%	7.03%
Supplemental Data
Net assets, end of period (in millions)	$ 675	$ 682	$ 698	$ 705	$ 659	$ 722
Portfolio turnover rateG	41% A	41%	66%	66%	68%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.93	$ 10.78	$ 10.26	$ 9.64	$ 9.92	$ 8.64
Income from Investment Operations
Net investment income (loss) E	.257	.484	.573	.610	.597	.653
Net realized and unrealized gain (loss)	.090	.233	.555	.656	(.241)	1.193
Total from investment operations	.347	.717	1.128	1.266	.356	1.846
Distributions from net investment income	(.228)	(.450)	(.483)	(.648)	(.640)	(.551)
Distributions from net realized gain	(.010)	(.118)	(.127)	-	-	(.020)
Total distributions	(.238)	(.568)	(.610)	(.648)	(.640)	(.571)
Redemption fees added to paid in capital E	.001	.001	.002	.002	.004	.005
Net asset value, end of period	$ 11.04	$ 10.93	$ 10.78	$ 10.26	$ 9.64	$ 9.92
Total ReturnB, C, D	3.23%	6.81%	11.34%	13.72%	3.56%	22.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02%A	1.01%	1.01%	1.02%	1.02%	1.02%
Expenses net of fee waivers, if any	1.02%A	1.01%	1.01%	1.02%	1.02%	1.02%
Expenses net of all reductions	1.02%A	1.01%	1.01%	1.02%	1.02%	1.02%
Net investment income (loss)	4.75% A	4.43%	5.43%	6.19%	5.94%	7.04%
Supplemental Data
Net assets, end of period (in millions)	$ 480	$ 504	$ 528	$ 547	$ 543	$ 645
Portfolio turnover rateG	41% A	41%	66%	66%	68%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 10.65	$ 10.15	$ 9.53	$ 9.82	$ 8.56
Income from Investment Operations
Net investment income (loss) E	.217	.401	.489	.532	.519	.581
Net realized and unrealized gain (loss)	.080	.237	.542	.663	(.245)	1.180
Total from investment operations	.297	.638	1.031	1.195	.274	1.761
Distributions from net investment income	(.188)	(.371)	(.406)	(.577)	(.568)	(.486)
Distributions from net realized gain	(.010)	(.118)	(.127)	-	-	(.020)
Total distributions	(.198)	(.489)	(.533)	(.577)	(.568)	(.506)
Redemption fees added to paid in capital E	.001	.001	.002	.002	.004	.005
Net asset value, end of period	$ 10.90	$ 10.80	$ 10.65	$ 10.15	$ 9.53	$ 9.82
Total ReturnB, C, D	2.80%	6.12%	10.45%	13.06%	2.75%	21.20%
Ratios to Average Net Assets F, H
Expenses before reductions	1.72%A	1.74%	1.75%	1.75%	1.75%	1.74%
Expenses net of fee waivers, if any	1.72%A	1.74%	1.75%	1.75%	1.75%	1.74%
Expenses net of all reductions	1.72%A	1.74%	1.75%	1.75%	1.74%	1.74%
Net investment income (loss)	4.05% A	3.70%	4.69%	5.46%	5.21%	6.32%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 10	$ 19	$ 28	$ 38	$ 52
Portfolio turnover rateG	41% A	41%	66%	66%	68%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.71	$ 10.19	$ 9.58	$ 9.86	$ 8.59
Income from Investment Operations
Net investment income (loss) E	.213	.398	.489	.533	.518	.581
Net realized and unrealized gain (loss)	.081	.237	.560	.649	(.237)	1.186
Total from investment operations	.294	.635	1.049	1.182	.281	1.767
Distributions from net investment income	(.185)	(.368)	(.404)	(.574)	(.565)	(.482)
Distributions from net realized gain	(.010)	(.118)	(.127)	-	-	(.020)
Total distributions	(.195)	(.486)	(.531)	(.574)	(.565)	(.502)
Redemption fees added to paid in capital E	.001	.001	.002	.002	.004	.005
Net asset value, end of period	$ 10.96	$ 10.86	$ 10.71	$ 10.19	$ 9.58	$ 9.86
Total ReturnB, C, D	2.75%	6.05%	10.58%	12.85%	2.81%	21.20%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80%A	1.77%	1.77%	1.78%	1.77%	1.77%
Expenses net of fee waivers, if any	1.80%A	1.77%	1.77%	1.78%	1.77%	1.77%
Expenses net of all reductions	1.79%A	1.77%	1.77%	1.77%	1.77%	1.77%
Net investment income (loss)	3.98% A	3.67%	4.67%	5.44%	5.19%	6.29%
Supplemental Data
Net assets, end of period (in millions)	$ 179	$ 182	$ 183	$ 180	$ 164	$ 186
Portfolio turnover rateG	41% A	41%	66%	66%	68%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.20	$ 10.10	$ 9.65	$ 9.10	$ 9.40	$ 8.22
Income from Investment Operations
Net investment income (loss) D	.249	.474	.561	.598	.595	.642
Net realized and unrealized gain (loss)	.084	.216	.524	.623	(.233)	1.128
Total from investment operations	.333	.690	1.085	1.221	.362	1.770
Distributions from net investment income	(.224)	(.473)	(.510)	(.673)	(.666)	(.575)
Distributions from net realized gain	(.010)	(.118)	(.127)	-	-	(.020)
Total distributions	(.234)	(.591)	(.637)	(.673)	(.666)	(.595)
Redemption fees added to paid in capital D	.001	.001	.002	.002	.004	.005
Net asset value, end of period	$ 10.30	$ 10.20	$ 10.10	$ 9.65	$ 9.10	$ 9.40
Total ReturnB, C	3.32%	7.02%	11.63%	14.07%	3.83%	22.33%
Ratios to Average Net Assets E, G
Expenses before reductions	.81%A	.78%	.77%	.78%	.77%	.78%
Expenses net of fee waivers, if any	.81%A	.78%	.77%	.78%	.77%	.78%
Expenses net of all reductions	.81%A	.78%	.77%	.78%	.77%	.78%
Net investment income (loss)	4.96% A	4.66%	5.68%	6.44%	6.19%	7.28%
Supplemental Data
Net assets, end of period (in millions)	$ 777	$ 658	$ 497	$ 495	$ 498	$ 1,336
Portfolio turnover rateF	41% A	41%	66%	66%	68%	53%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, defaulted bonds, market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 177,377
Gross unrealized depreciation	(88,336)
Net unrealized appreciation (depreciation) on securities	$ 89,041

Tax cost	$ 2,008,528

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (476,979)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $409,776 and $401,435, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 843	$ 18
Class T	-%	.25%	611	10
Class B	.65%	.25%	41	30
Class C	.75%	.25%	891	79
			$ 2,386	$ 137

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24
Class T	8
Class B*	3
Class C*	6
$ 41

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 517.15
Class T	362.15
Class B	9.19
Class C	145.16
Institutional Class	644.19
	$ 1,677

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $38.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 14,107	$ 29,254
Class T	10,232	21,657
Class B	158	514
Class C	3,049	6,299
Institutional Class	15,512	27,651
Total	$ 43,058	$ 85,375
From net realized gain
Class A	$ 630	$ 7,669
Class T	458	5,773
Class B	9	206
Class C	167	2,005
Institutional Class	662	6,077
Total	$ 1,926	$ 21,730

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	7,440	12,896	$ 80,582	$ 140,028
Reinvestment of distributions	1,202	2,878	13,047	31,150
Shares redeemed	(9,886)	(18,099)	(106,834)	(196,563)
Net increase (decrease)	(1,244)	(2,325)	$ (13,205)	$ (25,385)
Class T
Shares sold	2,338	5,270	$ 25,496	$ 57,373
Reinvestment of distributions	894	2,245	9,752	24,429
Shares redeemed	(5,830)	(10,414)	(63,481)	(113,473)
Net increase (decrease)	(2,598)	(2,899)	$ (28,233)	$ (31,671)
Class B
Shares sold	12	72	$ 131	$ 769
Reinvestment of distributions	13	54	142	583
Shares redeemed	(313)	(981)	(3,377)	(10,557)
Net increase (decrease)	(288)	(855)	$ (3,104)	$ (9,205)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class C
Shares sold	1,098	2,513	$ 11,881	$ 27,167
Reinvestment of distributions	240	590	2,601	6,365
Shares redeemed	(1,768)	(3,396)	(19,077)	(36,746)
Net increase (decrease)	(430)	(293)	$ (4,595)	$ (3,214)
Institutional Class
Shares sold	15,169	24,909	$ 154,239	$ 253,746
Reinvestment of distributions	1,385	2,763	14,101	28,115
Shares redeemed	(5,559)	(12,448)	(56,337)	(126,707)
Net increase (decrease)	10,995	15,224	$ 112,003	$ 155,154

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Income Opportunities Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund.

12. Litigation.

The Fund, and other entities managed by Fidelity or its affiliates, were named as defendants in a lawsuit brought by creditors of a subsidiary of Energy Future Holdings Corp. ("EFH"), which is currently in bankruptcy and was formerly known as TXU. The lawsuit, which is captioned as In Re: ENERGY FUTURE HOLDINGS CORP. et al. U.S. Bankruptcy Court, D. Del. Case No. 14-10979 (CSS); AVENUE CAPITAL MANAGEMENT II, LP, et al. v. FIDELITY INVESTMENTS, et al. Adversary No. 14-50797 (CSS), was filed in the United States Bankruptcy Court for the District of Delaware on October 6, 2014. The plaintiffs sought to enforce an alleged agreement under which the Fund and other defendants would sell certain EFH notes to the plaintiffs at a specified price. Plaintiffs sought a declaration that an alleged right to call the securities was properly exercised and an order that the Fund and other defendants transfer the notes to the plaintiffs at the specified price. The Fund and the other defendants disputed the plaintiffs' claims and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Litigation - continued

filed a motion to dismiss contending, among other things, that the right to call the notes never came into existence and was part of a proposed settlement agreement that was never completed or approved by the bankruptcy court. On January 20, 2015, the court granted the defendants' motion and dismissed the complaint with prejudice. The plaintiffs filed a notice of appeal on February 3, 2015. If the lawsuit were to be decided in a manner adverse to the Fund, the Fund could experience a loss up to $11,118 as of period end. The Fund will also incur legal costs in defending the case.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on collateral securing the debt prior to the 2009 payments. The Bankruptcy Court will now determine next steps. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $5,769 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

HYI-USAN-0615
1.784887.112

Fidelity®

Floating Rate High Income

Fund

(A Class of Fidelity Advisor®
Floating Rate High Income Fund)

Semiannual Report

April 30, 2015

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	.98%
Actual		$ 1,000.00	$ 1,016.50	$ 4.90
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Class T	1.07%
Actual		$ 1,000.00	$ 1,016.10	$ 5.35
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Class B	1.47%
Actual		$ 1,000.00	$ 1,014.10	$ 7.34
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.35
Class C	1.75%
Actual		$ 1,000.00	$ 1,012.70	$ 8.73
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Fidelity Floating Rate High Income Fund	.70%
Actual		$ 1,000.00	$ 1,017.90	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,017.70	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA Holdings, Inc.	3.2	3.0
Community Health Systems, Inc.	3.1	2.6
Albertson's LLC	2.3	1.9
H.J. Heinz Co.	2.0	2.6
Hilton Worldwide Finance, LLC	1.8	1.8
	12.4
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	10.7	9.8
Technology	9.5	10.1
Telecommunications	7.3	6.4
Energy	6.9	6.7
Gaming	6.7	6.5
Quality Diversification (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
BBB 3.2%	BBB 5.1%
BB 49.5%	BB 43.0%
B 36.6%	B 40.7%
CCC,CC,C 2.6%	CCC,CC,C 2.5%
Not Rated 2.8%	Not Rated 3.7%
Equities 0.3%	Equities 0.2%
Short-Term Investments and Net Other Assets 5.0%	Short-Term Investments and Net Other Assets 4.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2015 *		As of October 31, 2014 **
	Bank Loan Obligations 87.8%		Bank Loan Obligations 88.3%
	Nonconvertible Bonds 6.9%		Nonconvertible Bonds 6.7%
	Common Stocks 0.3%		Common Stocks 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 5.0%		Short-Term Investments and Net Other Assets (Liabilities) 4.8%
* Foreign investments	11.9%	** Foreign investments	11.7%

Semiannual Report

Investments April 30, 2015

Showing Percentage of Net Assets

Bank Loan Obligations (f) - 87.8%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.3%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (e)	$ 17,543	$ 17,630
TransDigm, Inc. Tranche C, term loan 3.75% 2/28/20 (e)	133,441	133,775
		151,405
Automotive - 0.5%
Chrysler Group LLC Tranche B, term loan 3.5% 5/24/17 (e)	60,877	60,953
Automotive & Auto Parts - 1.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (e)	47,490	47,550
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (e)	16,794	16,248
Tranche 2LN, term loan 10% 11/27/21 (e)	24,370	22,542
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (e)	9,950	9,950
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (e)	24,988	25,051
		121,341
Broadcasting - 1.9%
Clear Channel Communications, Inc. Tranche D, term loan 6.9343% 1/30/19 (e)	53,720	51,370
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (e)	14,963	15,075
Nielsen Finance LLC Tranche B 2LN, term loan 3.1802% 4/15/21 (e)	59,325	59,622
TWCC Holding Corp. term loan 3.5% 2/11/17 (e)	40,202	39,851
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (e)	64,972	65,053
		230,971
Building Materials - 0.3%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (e)	29,583	29,620
Cable/Satellite TV - 4.4%
Atlantic Broad Tranche B, term loan 3.25% 11/30/19 (e)	9,569	9,545
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (e)	94,191	94,309
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (e)	48,469	48,166
Tranche F, term loan 3% 1/3/21 (e)	83,780	83,676
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Cable/Satellite TV - continued
CSC Holdings LLC Tranche B, term loan 2.6843% 4/17/20 (e)	$ 38,288	$ 38,193
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (e)	14,000	14,035
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (e)	46,360	46,592
Tranche B 2LN, term loan 4.5% 5/8/20 (e)	40,108	40,309
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (e)	29,000	28,979
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (e)	29,918	29,956
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (e)	15,906	15,926
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (e)	27,734	27,770
Tranche B 2LN, term loan 3.5% 1/15/22 (e)	17,872	17,896
Tranche B 3LN, term loan 3.5% 1/15/22 (e)	29,394	29,432
		524,784
Capital Goods - 0.8%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (e)	7,374	7,318
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (e)	28,581	28,795
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 5.25% 3/13/22 (e)	36,880	37,249
SRAM LLC. Tranche B, term loan 4.0164% 4/10/20 (e)	26,350	26,285
		99,647
Chemicals - 1.1%
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (e)	6,605	6,580
Tranche B 1LN, term loan 4.5% 6/12/21 (e)	14,626	14,681
MacDermid, Inc. Tranche B 1LN, term loan 4.5% 6/7/20 (e)	34,187	34,486
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (e)	19,950	20,199
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 10/28/21 (g)	18,555	18,630
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (e)	36,008	36,098
		130,674
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 0.7%
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (e)	$ 26,462	$ 26,627
Tranche B, term loan 3.25% 11/19/17 (e)	8,347	8,368
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (e)	9,949	9,601
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (e)	8,340	8,372
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (e)	27,516	27,551
		80,519
Containers - 2.0%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (e)	55,074	55,349
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (e)	13,592	13,626
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (e)	89,120	89,232
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (e)	13,630	13,800
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	8,755	8,733
Klockner Pentaplast of America Tranche B 1LN, term loan 5% 4/22/20 (e)	11,000	11,069
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (e)	37,015	37,385
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (e)	3,673	3,659
		232,853
Diversified Financial Services - 2.7%
AlixPartners LLP Tranche B 2LN, term loan 4% 7/10/20 (e)	19,703	19,703
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (e)	51,095	51,382
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (e)	14,920	14,174
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (e)	14,152	14,187
Flying Fortress, Inc. term loan 3.5% 6/30/17 (e)	97,833	97,961
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (e)	12,983	12,918
IBC Capital U.S. LLC Tranche B 1LN, term loan 4.75% 11/15/21 (e)	25,000	25,063
LPL Holdings, Inc. Tranche B, term loan 3.25% 3/29/19 (e)	25,427	25,427
TransUnion LLC Tranche B, term loan 4% 4/9/21 (e)	63,770	64,169
		324,984
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - 0.4%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (e)	$ 18,269	$ 18,314
WMG Acquisition Corp. term loan 3.75% 7/1/20 (e)	29,771	29,548
		47,862
Energy - 6.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (e)	8,689	8,645
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (e)	22,643	22,785
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (e)	24,938	25,187
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (e)	6,430	6,253
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (e)	30,768	26,845
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (e)	28,228	28,440
Tranche C, term loan 5.25% 3/14/21 (e)	2,070	2,086
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (e)	20,000	20,075
EP Energy LLC term loan 4.5% 4/30/19 (e)	1,500	1,498
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (e)	42,333	41,698
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (e)	14,538	14,684
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (e)	51,490	45,890
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (e)	129,480	100,347
Tranche B 1LN, term loan 3.875% 9/30/18 (e)	33,011	32,103
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (e)	37,011	27,573
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (e)	40,320	39,816
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (e)	18,620	13,406
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (e)	15,766	15,805
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (e)	24,224	21,256
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	19,906	19,856
Panda Temple Power, LLC term loan 7.25% 4/3/19 (e)	11,000	10,656
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (e)	15,045	15,214
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (e)	60,567	49,665
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Sheridan Investment Partners I term loan 4.25% 12/16/20 (e)	$ 44,396	$ 40,290
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (e)	19,975	19,176
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (e)	6,176	5,605
Tranche M, term loan 4.25% 12/16/20 (e)	2,303	2,090
Targa Resources Corp. term loan 5.75% 2/27/22 (e)	8,442	8,547
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (e)	44,088	44,915
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (e)	14,700	9,629
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (e)	22,036	22,091
		742,126
Entertainment/Film - 0.7%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/30/20 (e)	24,512	24,635
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3.25% 5/17/21 (e)	30,629	30,552
Live Nation Entertainment, Inc. Tranche B, term loan 3.5% 8/16/20 (e)	9,214	9,248
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (e)	16,828	16,786
		81,221
Environmental - 0.7%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (e)	25,026	25,041
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (e)	5,690	5,747
Tranche B 1LN, term loan 4% 12/18/20 (e)	41,283	41,387
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (e)	10,863	10,917
		83,092
Food & Drug Retail - 3.0%
Albertson's LLC:
Tranche B 3LN, term loan 5% 8/25/19 (e)	63,000	63,394
Tranche B 4LN, term loan 5.5% 8/25/21 (e)	209,920	212,019
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (e)	15,363	15,343
Mallinckrodt International Finance S.A. Tranche B 1LN, term loan 3.5% 3/19/21 (e)	22,810	22,810
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Food & Drug Retail - continued
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (e)	$ 7,269	$ 7,314
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (e)	9,511	9,535
Rite Aid Corp. Tranche 2 LN2, term loan 4.875% 6/21/21 (e)	20,210	20,286
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (e)	10,685	10,725
		361,426
Food/Beverage/Tobacco - 2.4%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (e)	3,000	3,015
H.J. Heinz Co.:
Tranche B 1LN, term loan 3% 6/7/19 (e)	14,405	14,405
Tranche B 2LN, term loan 3.25% 6/7/20 (e)	220,376	220,651
JBS U.S.A. LLC Tranche B, term loan 3.75% 5/25/18 (e)	19,242	19,314
Post Holdings, Inc.:
Tranche B, term loan 6/6/21 (g)	16,765	16,828
Tranche B, term loan 3.75% 6/2/21 (e)	13,084	13,116
		287,329
Gaming - 6.6%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (e)	36,146	36,553
Boyd Gaming Corp. Tranche B, term loan 4% 8/14/20 (e)	24,938	25,125
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (e)	128,827	123,191
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (e)	180,499	162,224
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (e)	50,332	50,710
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (e)	48,743	49,109
5.5% 11/21/19 (e)	20,890	21,047
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (e)	34,401	34,401
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (e)	67,570	67,658
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (e)	24,497	24,379
Pinnacle Entertainment, Inc. Tranche B 2LN, term loan 3.75% 8/13/20 (e)	9,073	9,096
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (e)	$ 57,855	$ 58,509
Tranche B, term loan 6% 10/18/20 (e)	94,929	96,002
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (e)	15,491	15,628
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (e)	13,745	13,574
		787,206
Healthcare - 10.2%
Acadia Healthcare Co., Inc. Tranche B, term loan 4.25% 2/11/22 (e)	9,022	9,113
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (e)	17,085	17,170
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (e)	22,182	22,266
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (e)	311,619	313,166
Tranche F, term loan 3.4343% 12/31/18 (e)	46,000	46,288
Concordia Healthcare Corp. Tranche B, term loan 4.75% 4/21/22 (e)	8,405	8,479
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (e)	69,971	70,234
DJO Finance LLC Tranche B 1LN, term loan 4/24/20 (g)	13,195	13,274
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (e)	69,412	70,193
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (e)	21,383	21,490
Grifols, S.A. Tranche B, term loan 3.1843% 2/27/21 (e)	44,530	44,753
HCA Holdings, Inc.:
Tranche A 4LN, term loan 2.6843% 2/2/16 (e)	207,163	207,163
Tranche B 4LN, term loan 3.0254% 5/1/18 (e)	43,469	43,469
Tranche B 5LN, term loan 2.9343% 3/31/17 (e)	110,793	110,793
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (e)	22,310	21,362
Millennium Labs, LLC Tranche B, term loan 5.25% 4/16/21 (e)	12,180	9,927
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (e)	43,086	43,086
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (e)	9,975	9,975
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (e)	25,758	25,919
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (e)	2,678	2,692
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (e)	$ 5,545	$ 5,614
Tranche B 2LN, term loan 4.25% 7/3/19 (e)	29,762	29,910
Valeant Pharmaceuticals International:
Tranche BC 2LN, term loan 3.5% 12/11/19 (e)	26,437	26,437
Tranche BD 2LN, term loan 3.5% 2/13/19 (e)	37,598	37,691
		1,210,464
Homebuilders/Real Estate - 0.7%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (e)	1,544	1,528
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (e)	80,782	81,085
		82,613
Hotels - 3.4%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (e)	16,755	16,860
Tranche B 1LN, term loan 3.5% 6/27/20 (e)	50,626	50,816
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (e)	211,763	212,822
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (e)	96,284	96,645
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (e)	27,947	28,086
		405,229
Insurance - 0.1%
CNO Financial Group, Inc. Tranche B 2LN, term loan 3.75% 9/28/18 (e)	11,720	11,617
Leisure - 0.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (e)	28,507	28,471
ClubCorp Club Operations, Inc. Tranche B, term loan 4.5% 7/24/20 (e)	18,912	19,053
NCL Corp. Ltd. Tranche B, term loan 4% 11/19/21 (e)	11,187	11,299
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (e)	6,598	6,639
		65,462
Metals/Mining - 4.0%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (e)	4,351	2,958
American Rock Salt Co. LLC:
Tranche 2LN, term loan 8% 5/20/22 (e)	3,000	3,000
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
American Rock Salt Co. LLC: - continued
Tranche B 1LN, term loan 4.75% 5/20/21 (e)	$ 16,873	$ 16,873
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (e)	7,481	6,518
Tranche B 2LN, term loan 8.75% 12/19/20 (e)	3,000	2,588
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (e)	27,490	27,422
Fairmount Minerals Ltd. Tranche B 2LN, term loan 4.5% 9/5/19 (e)	14,397	13,857
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (e)	172,103	156,614
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (e)	9,060	9,151
Tranche B 2LN, term loan 7.5% 4/16/20 (e)	60,000	59,550
Novelis, Inc. Tranche B, term loan 3.75% 3/10/17 (e)	34,697	34,784
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (e)	20,000	18,000
Tranche B 1LN, term loan 4.25% 7/19/19 (e)	11,717	11,599
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	60,524	54,623
U.S. Silica Co. Tranche B, term loan 4% 7/23/20 (e)	18,050	17,538
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (e)	73,216	46,492
		481,567
Publishing/Printing - 1.2%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (e)	49,906	50,280
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	78,041	67,115
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (e)	14,506	14,469
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (e)	15,935	15,995
		147,859
Restaurants - 0.5%
Burger King Worldwide, Inc. Tranche B, term loan 4.5% 10/27/21 (e)	24,779	25,089
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (e)	8,569	8,599
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (e)	28,671	29,065
		62,753
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Services - 4.3%
ARAMARK Corp.:
Credit-Linked Deposit 3.6763% 7/26/16 (e)	$ 3,579	$ 3,552
Tranche F, term loan 3.25% 2/24/21 (e)	66,270	66,436
3.6695% 7/26/16 (e)	4,666	4,643
Avis Budget Group, Inc. Tranche B, term loan 3% 3/15/19 (e)	9,725	9,774
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (e)	23,089	23,060
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (e)	23,383	15,812
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (e)	35,542	35,586
Hertz Corp.:
Tranche B 2LN, term loan 3.5% 3/11/18 (e)	52,063	52,063
Tranche B, term loan 4% 3/11/18 (e)	22,402	22,514
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (e)	23,726	23,816
Tranche 2LN, term loan 7.5% 7/25/22 (e)	5,490	5,517
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	148,816	143,607
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (e)	36,543	36,406
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (e)	14,366	14,420
Redtop Acquisitions Ltd.:
Tranche 2LN, term loan 8.25% 6/3/21 (e)	4,938	4,987
Tranche B 1LN, term loan 4.5% 12/3/20 (e)	5,935	5,987
Science Applications International Corp. Tranche B, term loan 4/21/22 (g)	11,000	11,055
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (e)	29,330	29,476
		508,711
Super Retail - 5.1%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (e)	21,867	22,004
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (e)	17,055	17,140
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (e)	20,110	20,336
Tranche B 1LN, term loan 4.5% 9/26/19 (e)	55,213	55,489
Dollar Tree, Inc. Tranche B, term loan 4.25% 3/9/22 (e)	60,000	60,300
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (e)	52,768	52,570
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
Hanesbrands, Inc. Tranche B, term loan 4/28/22 (g)	$ 5,065	$ 5,097
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (e)	44,634	41,844
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (e)	17,577	17,512
6% 5/22/18 (e)	72,236	72,236
Party City Holdings, Inc. Tranche B LN, term loan 4% 7/27/19 (e)	34,789	34,898
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (e)	34,973	35,061
PetSmart, Inc. Tranche B, term loan 5% 3/11/22 (e)	60,000	60,750
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (e)	66,650	65,903
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	6,566	5,680
Staples, Inc. Tranche B, term loan 4/24/21 (g)	35,000	35,088
		601,908
Technology - 9.0%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (e)	48,911	49,219
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.2653% 1/23/21 (e)	14,111	14,147
Tranche B 2LN, term loan 7.5% 1/23/22 (e)	3,630	3,648
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (e)	30,102	30,291
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (e)	19,259	18,681
5% 9/10/20 (e)	132,925	130,432
Carros U.S., LLC Tranche B, term loan 4.5% 9/30/21 (e)	15,507	15,720
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (e)	51,654	51,525
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (e)	178,422	178,868
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (e)	17,828	17,839
First Data Corp.:
term loan 3.6818% 3/24/17 (e)	66,529	66,446
Tranche B, term loan:
3.6818% 3/24/18 (e)	43,000	43,108
3.6818% 9/24/18 (e)	40,000	39,950
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (e)	52,707	52,905
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (e)	$ 30,273	$ 30,273
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan 4.5% 11/13/20 (e)	5,007	5,057
Infor U.S., Inc.:
Tranche B 3LN, term loan 3.75% 6/3/20 (e)	14,102	14,086
Tranche B 5LN, term loan 3.75% 6/3/20 (e)	44,179	44,126
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (e)	29,845	30,703
Tranche B 1LN, term loan 4.5% 10/30/19 (e)	32,115	32,235
Nuance Communications, Inc. Tranche C, term loan 2.94% 8/7/19 (e)	23,328	23,241
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (e)	14,305	14,091
Tranche 2LN, term loan 8% 4/9/22 (e)	11,500	11,184
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9298% 2/28/17 (e)	32,706	32,828
Tranche E, term loan 4% 3/8/20 (e)	30,917	31,110
Syniverse Holdings, Inc. Tranche B, term loan:
4% 4/23/19 (e)	9,598	9,262
4% 4/23/19 (e)	19,390	18,712
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (e)	5,000	5,044
Tranche B 1LN, term loan 5.5% 11/12/21 (e)	9,040	9,108
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (e)	19,928	20,078
WP Mustang Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/29/21 (e)	22,197	22,336
		1,066,253
Telecommunications - 6.2%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (e)	144,092	146,253
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (e)	71,909	71,933
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (e)	5,999	5,639
Tranche D-2, term loan 3.7754% 3/31/19 (e)	26,561	24,967
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (e)	14,318	14,336
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (e)	18,137	18,432
FPL FiberNet, LLC. Tranche A, term loan 3.5206% 7/22/19 (e)	19,750	19,750
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Integra Telecom Holdings, Inc. Tranche B, term loan 5.25% 2/22/19 (e)	$ 12,740	$ 12,804
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (e)	117,070	116,930
Level 3 Financing, Inc.:
Tranche B 3LN, term loan 4% 8/1/19 (e)	13,330	13,381
Tranche B 4LN, term loan 4% 1/15/20 (e)	68,000	68,258
Tranche B 5LN, term loan 4.5% 1/31/22 (e)	14,000	14,018
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (e)	3,868	3,868
Tranche B 1LN, term loan 4% 4/11/20 (e)	33,079	33,079
Mitel Networks Corp. Tranche B, term loan 5% 4/13/22 (e)	20,600	20,755
Riverbed Technology, Inc. Tranche B, term loan 6% 4/24/22 (e)	14,000	14,158
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (e)	34,738	34,738
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (e)	6,635	6,370
Tranche B 1LN, term loan 4.75% 4/30/20 (e)	34,275	33,589
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (e)	9,915	9,890
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (e)	54,684	54,615
		737,763
Transportation Ex Air/Rail - 0.3%
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (e)	17,999	14,354
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (e)	22,169	22,030
		36,384
Utilities - 5.5%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
2.377% 8/13/18 (e)(h)	2,281	2,281
6.375% 8/13/19 (e)	34,391	34,391
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (e)	84,269	83,848
Tranche B 2LN, term loan 3.25% 1/31/22 (e)	34,328	34,286
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (e)	11,594	11,666
Tranche B 3LN, term loan 4% 10/9/19 (e)	29,262	29,409
Tranche B, term loan 4% 4/1/18 (e)	87,361	87,907
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (e)	25,506	25,538
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Utilities - continued
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (e)	$ 72,884	$ 73,385
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (e)	15,866	15,945
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (e)	37,281	37,609
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (e)	16,183	15,940
InterGen NV Tranche B, term loan 5.5% 6/13/20 (e)	33,323	31,490
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (e)	27,127	27,195
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (e)	13,000	13,081
NRG Energy, Inc. Tranche B, term loan 2.75% 7/1/18 (e)	25,552	25,520
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (e)	7,320	7,237
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (e)	13,314	13,015
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (e)	5,117	5,168
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (e)	21,313	21,393
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (e)	10,326	9,861
TXU Energy LLC Tranche B, term loan:
4.6682% 10/10/17 (c)(e)	25,582	15,829
4.6682% 10/10/14 (c)(e)	10,052	6,144
Veresen Midstream LP Tranche B, term loan 6% 3/31/22 (e)	24,220	24,462
		652,600
TOTAL BANK LOAN OBLIGATIONS (Cost $10,562,959)		10,449,196
Nonconvertible Bonds - 6.9%

Banks & Thrifts - 0.7%
Ally Financial, Inc.:
2.9551% 7/18/16 (e)	75,000	75,163
3.125% 1/15/16	4,000	4,020
4.625% 6/26/15	4,000	4,010
		83,193
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 0.3%
AMC Networks, Inc. 4.75% 12/15/22	$ 6,600	$ 6,724
Clear Channel Communications, Inc. 9% 12/15/19	8,677	8,497
Starz LLC/Starz Finance Corp. 5% 9/15/19	9,000	9,225
Univision Communications, Inc. 6.75% 9/15/22 (d)	5,368	5,764
		30,210
Building Materials - 0.1%
CEMEX S.A.B. de CV 5.0253% 10/15/18 (d)(e)	10,000	10,488
Cable/Satellite TV - 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	16,868
5.25% 3/15/21	13,070	13,201
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	10,815	11,396
Lynx I Corp. 5.375% 4/15/21 (d)	4,500	4,725
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,900
		48,090
Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (d)	3,000	2,475
Chemicals - 0.0%
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	5,000	5,100
Containers - 0.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2706% 12/15/19 (d)(e)	42,330	41,748
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	58,325	60,950
		102,698
Diversified Financial Services - 0.7%
CIT Group, Inc. 5% 5/15/17	7,000	7,245
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	18,720	18,814
4.875% 3/15/19	15,000	15,284
International Lease Finance Corp.:
2.2206% 6/15/16 (e)	29,485	29,338
3.875% 4/15/18	7,000	7,158
6.25% 5/15/19	10,000	11,050
		88,889
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - 0.2%
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5% 11/15/22	$ 5,130	$ 5,374
Series B, 6.5% 11/15/22	13,870	14,668
		20,042
Energy - 0.7%
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.7521% 8/1/19 (d)(e)	35,115	26,336
Chesapeake Energy Corp. 3.5253% 4/15/19 (e)	29,720	28,531
Citgo Petroleum Corp. 6.25% 8/15/22 (d)	10,000	9,775
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,000	4,160
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,739
Western Refining, Inc. 6.25% 4/1/21	5,305	5,358
		78,899
Entertainment/Film - 0.0%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,292
Food/Beverage/Tobacco - 0.0%
ESAL GmbH 6.25% 2/5/23 (d)	4,000	3,959
Gaming - 0.1%
MCE Finance Ltd. 5% 2/15/21 (d)	10,000	9,500
Healthcare - 0.5%
Community Health Systems, Inc. 5.125% 8/15/18	10,755	11,158
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,750
HCA Holdings, Inc. 3.75% 3/15/19	25,000	25,750
Tenet Healthcare Corp. 4.75% 6/1/20	8,680	8,810
		54,468
Homebuilders/Real Estate - 0.2%
CBRE Group, Inc. 5% 3/15/23	17,990	18,710
Metals/Mining - 0.1%
Murray Energy Corp. 11.25% 4/15/21 (d)	9,000	9,158
Peabody Energy Corp. 6% 11/15/18	5,000	3,941
		13,099
Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (d)	9,850	9,161
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 3.0116% 12/1/17 (e)	$ 14,410	$ 14,446
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (e)	3,000	3,023
		17,469
Technology - 0.5%
Brocade Communications Systems, Inc. 4.625% 1/15/23	7,235	7,126
First Data Corp. 6.75% 11/1/20 (d)	25,460	27,115
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (d)	14,760	15,683
5.75% 3/15/23 (d)	5,000	5,338
		55,262
Telecommunications - 1.1%
Altice Financing SA:
6.5% 1/15/22 (d)	7,240	7,385
7.875% 12/15/19 (d)	4,000	4,250
Columbus International, Inc. 7.375% 3/30/21 (d)	14,535	15,825
DigitalGlobe, Inc. 5.25% 2/1/21 (d)	3,905	3,934
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)	20,000	19,750
Level 3 Financing, Inc. 3.8262% 1/15/18 (e)	15,000	15,113
Numericable Group SA 4.875% 5/15/19 (d)	27,120	27,357
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,620
6.9% 5/1/19	5,000	5,149
Sprint Communications, Inc.:
6% 11/15/22	30,000	28,350
9% 11/15/18 (d)	3,000	3,413
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	3,000	3,053
		137,199
Utilities - 0.2%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 11.75% 3/1/22 (c)(d)	8,728	9,840
NRG Energy, Inc. 6.625% 3/15/23	4,000	4,210
The AES Corp. 3.2616% 6/1/19 (e)	14,435	14,435
		28,485
TOTAL NONCONVERTIBLE BONDS (Cost $816,131)		820,688
Common Stocks - 0.3%
	Shares	Value (000s)
Broadcasting - 0.1%
Cumulus Media, Inc. Class A (a)	229,315	$ 523
ION Media Networks, Inc. (a)	2,842	1,787
		2,310
Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,943	25,460
Homebuilders/Real Estate - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	539
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	1,612
Paper - 0.0%
White Birch Cayman Holdings Ltd. (a)	12,570	0
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(i)	13,699	21
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	676
Utilities - 0.0%
Calpine Corp. (a)	20,715	452
TOTAL COMMON STOCKS (Cost $14,688)		31,070
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.15% (b) (Cost $609,319)	609,318,572	609,319
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $12,003,097)		11,910,273
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(12,359)
NET ASSETS - 100%		$ 11,897,914
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $272,778,000 or 2.3% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) The coupon rate will be determined upon settlement of the loan after period end.

(h) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,697,000 and $1,697,000, respectively.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 26
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 348
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,943	$ 523	$ -	$ 3,420
Financials	539	-	-	539
Materials	25,460	25,460	-	-
Telecommunication Services	676	676	-	-
Utilities	452	452	-	-
Bank Loan Obligations	10,449,196	-	10,386,091	63,105
Corporate Bonds	820,688	-	820,688	-
Money Market Funds	609,319	609,319	-	-
Total Investments in Securities:	$ 11,910,273	$ 636,430	$ 11,206,779	$ 67,064
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.1%
Luxembourg	4.0%
Netherlands	2.1%
Australia	1.9%
Canada	1.3%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $11,393,778)	$ 11,300,954
Fidelity Central Funds (cost $609,319)	609,319
Total Investments (cost $12,003,097)		$ 11,910,273
Cash		6,107
Receivable for investments sold		90,514
Receivable for fund shares sold		12,274
Interest receivable		56,728
Distributions receivable from Fidelity Central Funds		75
Prepaid expenses		11
Other receivables		15
Total assets		12,075,997

Liabilities
Payable for investments purchased	$ 147,265
Payable for fund shares redeemed	14,797
Distributions payable	7,961
Accrued management fee	5,548
Distribution and service plan fees payable	866
Other affiliated payables	1,488
Other payables and accrued expenses	158
Total liabilities		178,083

Net Assets		$ 11,897,914
Net Assets consist of:
Paid in capital		$ 12,015,534
Undistributed net investment income		74,645
Accumulated undistributed net realized gain (loss) on investments		(99,441)
Net unrealized appreciation (depreciation) on investments		(92,824)
Net Assets		$ 11,897,914

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($946,842 ÷ 96,613.38 shares)	$ 9.80

Maximum offering price per share (100/97.25 of $9.80)	$ 10.08
Class T: Net Asset Value and redemption price per share ($214,903 ÷ 21,960.51 shares)	$ 9.79

Maximum offering price per share (100/97.25 of $9.79)	$ 10.07
Class B: Net Asset Value and offering price per share ($13,997 ÷ 1,430.48 shares)A	$ 9.78

Class C: Net Asset Value and offering price per share ($735,410 ÷ 75,056.21 shares)A	$ 9.80

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($7,206,971 ÷ 736,393.08 shares)	$ 9.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,779,791 ÷ 284,259.00 shares)	$ 9.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2015

Investment Income
Dividends		$ 747
Interest		289,896
Income from Fidelity Central Funds		348
Total income		290,991

Expenses
Management fee	$ 35,736
Transfer agent fees	8,453
Distribution and service plan fees	5,465
Accounting fees and expenses	842
Custodian fees and expenses	78
Independent trustees' compensation	26
Registration fees	134
Audit	87
Legal	21
Miscellaneous	53
Total expenses before reductions	50,895
Expense reductions	(21)	50,874
Net investment income (loss)		240,117
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(71,474)
Change in net unrealized appreciation (depreciation) on investment securities		11,195
Net gain (loss)		(60,279)
Net increase (decrease) in net assets resulting from operations		$ 179,838

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 240,117	$ 533,044
Net realized gain (loss)	(71,474)	33,692
Change in net unrealized appreciation (depreciation)	11,195	(219,514)
Net increase (decrease) in net assets resulting from operations	179,838	347,222
Distributions to shareholders from net investment income	(233,435)	(519,702)
Distributions to shareholders from net realized gain	(58,045)	(57,139)
Total distributions	(291,480)	(576,841)
Share transactions - net increase (decrease)	(2,616,054)	(610,631)
Redemption fees	304	671
Total increase (decrease) in net assets	(2,727,392)	(839,579)

Net Assets
Beginning of period	14,625,306	15,464,885
End of period (including undistributed net investment income of $74,645 and undistributed net investment income of $67,963, respectively)	$ 11,897,914	$ 14,625,306

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 9.99	$ 9.94	$ 9.73	$ 9.79	$ 9.31
Income from Investment Operations
Net investment income (loss) E	.175	.317	.310	.340	.317	.391
Net realized and unrealized gain (loss)	(.016)	(.114)	.070	.195	(.080)	.425
Total from investment operations	.159	.203	.380	.535	.237	.816
Distributions from net investment income	(.169)	(.307)	(.282)	(.325)	(.298)	(.287)
Distributions from net realized gain	(.040)	(.036)	(.049)	-	-	(.050)
Total distributions	(.209)	(.343)	(.331)	(.325)	(.298)	(.337)
Redemption fees added to paid in capital E	-I	-I	.001	-I	.001	.001
Net asset value, end of period	$ 9.80	$ 9.85	$ 9.99	$ 9.94	$ 9.73	$ 9.79
Total ReturnB, C, D	1.65%	2.05%	3.89%	5.60%	2.46%	8.96%
Ratios to Average Net Assets F, H
Expenses before reductions	.98%A	.98%	.99%	.99%	1.00%	1.03%
Expenses net of fee waivers, if any	.98%A	.98%	.99%	.99%	1.00%	1.03%
Expenses net of all reductions	.98%A	.98%	.99%	.99%	1.00%	1.03%
Net investment income (loss)	3.61%A	3.17%	3.11%	3.47%	3.25%	4.11%
Supplemental Data
Net assets, end of period (in millions)	$ 947	$ 1,185	$ 1,681	$ 1,305	$ 1,587	$ 1,064
Portfolio turnover rateG	12% A	54%	62%	49%	54%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Income from Investment Operations
Net investment income (loss) E	.170	.306	.299	.330	.312	.391
Net realized and unrealized gain (loss)	(.015)	(.112)	.071	.195	(.070)	.416
Total from investment operations	.155	.194	.370	.525	.242	.807
Distributions from net investment income	(.165)	(.298)	(.272)	(.315)	(.293)	(.288)
Distributions from net realized gain	(.040)	(.036)	(.049)	-	-	(.050)
Total distributions	(.205)	(.334)	(.321)	(.315)	(.293)	(.338)
Redemption fees added to paid in capital E	-I	-I	.001	-I	.001	.001
Net asset value, end of period	$ 9.79	$ 9.84	$ 9.98	$ 9.93	$ 9.72	$ 9.77
Total ReturnB, C, D	1.61%	1.96%	3.79%	5.50%	2.51%	8.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.07%A	1.07%	1.09%	1.09%	1.05%	1.02%
Expenses net of fee waivers, if any	1.07%A	1.07%	1.09%	1.09%	1.05%	1.02%
Expenses net of all reductions	1.07%A	1.07%	1.09%	1.09%	1.05%	1.02%
Net investment income (loss)	3.53%A	3.08%	3.01%	3.37%	3.19%	4.12%
Supplemental Data
Net assets, end of period (in millions)	$ 215	$ 240	$ 272	$ 241	$ 271	$ 242
Portfolio turnover rateG	12% A	54%	62%	49%	54%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Income from Investment Operations
Net investment income (loss) E	.151	.264	.256	.288	.266	.341
Net realized and unrealized gain (loss)	(.015)	(.123)	.071	.195	(.070)	.416
Total from investment operations	.136	.141	.327	.483	.196	.757
Distributions from net investment income	(.146)	(.255)	(.229)	(.273)	(.247)	(.238)
Distributions from net realized gain	(.040)	(.036)	(.049)	-	-	(.050)
Total distributions	(.186)	(.291)	(.278)	(.273)	(.247)	(.288)
Redemption fees added to paid in capital E	-I	-I	.001	-I	.001	.001
Net asset value, end of period	$ 9.78	$ 9.83	$ 9.98	$ 9.93	$ 9.72	$ 9.77
Total ReturnB, C, D	1.41%	1.42%	3.35%	5.05%	2.03%	8.30%
Ratios to Average Net Assets F, H
Expenses before reductions	1.47%A	1.50%	1.52%	1.52%	1.52%	1.55%
Expenses net of fee waivers, if any	1.47%A	1.50%	1.52%	1.52%	1.52%	1.55%
Expenses net of all reductions	1.47%A	1.50%	1.52%	1.52%	1.52%	1.55%
Net investment income (loss)	3.13%A	2.64%	2.58%	2.94%	2.72%	3.59%
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 17	$ 23	$ 24	$ 32	$ 43
Portfolio turnover rateG	12% A	54%	62%	49%	54%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 9.99	$ 9.94	$ 9.73	$ 9.78	$ 9.31
Income from Investment Operations
Net investment income (loss) E	.138	.241	.235	.267	.244	.321
Net realized and unrealized gain (loss)	(.015)	(.113)	.070	.195	(.070)	.415
Total from investment operations	.123	.128	.305	.462	.174	.736
Distributions from net investment income	(.133)	(.232)	(.207)	(.252)	(.225)	(.217)
Distributions from net realized gain	(.040)	(.036)	(.049)	-	-	(.050)
Total distributions	(.173)	(.268)	(.256)	(.252)	(.225)	(.267)
Redemption fees added to paid in capital E	-I	-I	.001	-I	.001	.001
Net asset value, end of period	$ 9.80	$ 9.85	$ 9.99	$ 9.94	$ 9.73	$ 9.78
Total ReturnB, C, D	1.27%	1.29%	3.11%	4.81%	1.80%	8.05%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75%A	1.73%	1.74%	1.74%	1.74%	1.76%
Expenses net of fee waivers, if any	1.75%A	1.73%	1.74%	1.74%	1.74%	1.76%
Expenses net of all reductions	1.75%A	1.73%	1.74%	1.74%	1.74%	1.76%
Net investment income (loss)	2.85%A	2.41%	2.35%	2.72%	2.50%	3.38%
Supplemental Data
Net assets, end of period (in millions)	$ 735	$ 835	$ 960	$ 806	$ 852	$ 622
Portfolio turnover rateG	12% A	54%	62%	49%	54%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Income from Investment Operations
Net investment income (loss) D	.189	.344	.337	.368	.345	.418
Net realized and unrealized gain (loss)	(.016)	(.113)	.071	.195	(.070)	.417
Total from investment operations	.173	.231	.408	.563	.275	.835
Distributions from net investment income	(.183)	(.335)	(.310)	(.353)	(.326)	(.316)
Distributions from net realized gain	(.040)	(.036)	(.049)	-	-	(.050)
Total distributions	(.223)	(.371)	(.359)	(.353)	(.326)	(.366)
Redemption fees added to paid in capital D	-H	-H	.001	-H	.001	.001
Net asset value, end of period	$ 9.79	$ 9.84	$ 9.98	$ 9.93	$ 9.72	$ 9.77
Total ReturnB, C	1.79%	2.34%	4.19%	5.91%	2.86%	9.18%
Ratios to Average Net Assets E, G
Expenses before reductions	.70%A	.69%	.70%	.71%	.71%	.73%
Expenses net of fee waivers, if any	.70%A	.69%	.70%	.71%	.71%	.73%
Expenses net of all reductions	.70%A	.69%	.70%	.71%	.71%	.73%
Net investment income (loss)	3.90%A	3.45%	3.39%	3.75%	3.53%	4.41%
Supplemental Data
Net assets, end of period (in millions)	$ 7,207	$ 9,032	$ 8,882	$ 5,720	$ 5,399	$ 3,566
Portfolio turnover rateF	12% A	54%	62%	49%	54%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 9.97	$ 9.92	$ 9.71	$ 9.77	$ 9.29
Income from Investment Operations
Net investment income (loss) D	.186	.339	.332	.363	.341	.415
Net realized and unrealized gain (loss)	(.016)	(.113)	.071	.196	(.079)	.427
Total from investment operations	.170	.226	.403	.559	.262	.842
Distributions from net investment income	(.180)	(.330)	(.305)	(.349)	(.323)	(.313)
Distributions from net realized gain	(.040)	(.036)	(.049)	-	-	(.050)
Total distributions	(.220)	(.366)	(.354)	(.349)	(.323)	(.363)
Redemption fees added to paid in capital D	-H	-H	.001	-H	.001	.001
Net asset value, end of period	$ 9.78	$ 9.83	$ 9.97	$ 9.92	$ 9.71	$ 9.77
Total ReturnB, C	1.77%	2.29%	4.15%	5.87%	2.72%	9.27%
Ratios to Average Net Assets E, G
Expenses before reductions	.75%A	.74%	.75%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.75%A	.74%	.75%	.75%	.75%	.76%
Expenses net of all reductions	.74%A	.74%	.75%	.75%	.75%	.76%
Net investment income (loss)	3.85%A	3.40%	3.34%	3.71%	3.50%	4.38%
Supplemental Data
Net assets, end of period (in millions)	$ 2,780	$ 3,317	$ 3,646	$ 2,510	$ 1,992	$ 1,138
Portfolio turnover rateF	12% A	54%	62%	49%	54%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 134,047
Gross unrealized depreciation	(206,694)
Net unrealized appreciation (depreciation) on securities	$ (72,647)

Tax Cost	$ 11,982,920

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $724,782 and $3,319,333, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,287	$ 19
Class T	-%	.25%	278	3
Class B	.55%	.15%	53	42
Class C	.75%	.25%	3,847	339
			$ 5,465	$ 403

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.50% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	2
Class B*	13
Class C*	31
$ 60

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 756.15
Class T	262.24
Class B	13.18
Class C	583.15
Fidelity Floating Rate High Income Fund	4,475.12
Institutional Class	2,364.16
	$ 8,453

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Fidelity Floating Rate High Income Fund expenses during the period in the amount of $5.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 17,949	$ 47,339
Class T	3,773	7,875
Class B	229	519
Class C	10,503	21,575
Fidelity Floating Rate High Income Fund	145,862	321,211
Institutional Class	55,119	121,183
Total	$ 233,435	$ 519,702
From net realized gain
Class A	$ 4,660	$ 6,085
Class T	949	983
Class B	67	81
Class C	3,316	3,472
Fidelity Floating Rate High Income Fund	35,966	33,019
Institutional Class	13,087	13,499
Total	$ 58,045	$ 57,139

Semiannual Report

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	6,526	32,788	$ 63,484	$ 327,152
Reinvestment of distributions	2,084	4,526	20,287	45,087
Shares redeemed	(32,278)	(85,268)	(312,991)	(849,518)
Net increase (decrease)	(23,668)	(47,954)	$ (229,220)	$ (477,279)
Class T
Shares sold	1,011	3,546	$ 9,804	$ 35,348
Reinvestment of distributions	452	806	4,392	8,018
Shares redeemed	(3,859)	(7,285)	(37,415)	(72,473)
Net increase (decrease)	(2,396)	(2,933)	$ (23,219)	$ (29,107)
Class B
Shares sold	64	199	$ 624	$ 1,993
Reinvestment of distributions	26	50	257	494
Shares redeemed	(382)	(838)	(3,704)	(8,343)
Net increase (decrease)	(292)	(589)	$ (2,823)	$ (5,856)
Class C
Shares sold	3,277	12,315	$ 31,882	$ 122,843
Reinvestment of distributions	1,130	1,906	10,990	18,981
Shares redeemed	(14,126)	(25,513)	(137,104)	(254,028)
Net increase (decrease)	(9,719)	(11,292)	$ (94,232)	$ (112,204)
Fidelity Floating Rate High Income Fund
Shares sold	79,712	320,632	$ 774,281	$ 3,194,510
Reinvestment of distributions	15,328	29,181	148,977	290,182
Shares redeemed	(276,904)	(321,413)	(2,675,087)	(3,193,979)
Net increase (decrease)	(181,864)	28,400	$ (1,751,829)	$ 290,713
Institutional Class
Shares sold	32,286	123,632	$ 312,451	$ 1,230,573
Reinvestment of distributions	4,206	7,408	40,839	73,620
Shares redeemed	(89,696)	(159,132)	(868,021)	(1,581,091)
Net increase (decrease)	(53,204)	(28,092)	$ (514,731)	$ (276,898)

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2015, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2015 and for the year ended October 31, 2014, and the financial highlights for the six months ended April 30, 2015 and for each of the five years in the period ended October 31, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2015, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2015 and for the year ended October 31, 2014, and the financial highlights for the six months ended April 30, 2015 and for each of the five years in the period ended October 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 22, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

FMR Investment Management
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FHI-USAN-0615
1.784879.112

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Floating Rate High Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	.98%
Actual		$ 1,000.00	$ 1,016.50	$ 4.90
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Class T	1.07%
Actual		$ 1,000.00	$ 1,016.10	$ 5.35
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Class B	1.47%
Actual		$ 1,000.00	$ 1,014.10	$ 7.34
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.35
Class C	1.75%
Actual		$ 1,000.00	$ 1,012.70	$ 8.73
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Fidelity Floating Rate High Income Fund	.70%
Actual		$ 1,000.00	$ 1,017.90	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,017.70	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA Holdings, Inc.	3.2	3.0
Community Health Systems, Inc.	3.1	2.6
Albertson's LLC	2.3	1.9
H.J. Heinz Co.	2.0	2.6
Hilton Worldwide Finance, LLC	1.8	1.8
	12.4
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	10.7	9.8
Technology	9.5	10.1
Telecommunications	7.3	6.4
Energy	6.9	6.7
Gaming	6.7	6.5
Quality Diversification (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
BBB 3.2%	BBB 5.1%
BB 49.5%	BB 43.0%
B 36.6%	B 40.7%
CCC,CC,C 2.6%	CCC,CC,C 2.5%
Not Rated 2.8%	Not Rated 3.7%
Equities 0.3%	Equities 0.2%
Short-Term Investments and Net Other Assets 5.0%	Short-Term Investments and Net Other Assets 4.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2015 *		As of October 31, 2014 **
	Bank Loan Obligations 87.8%		Bank Loan Obligations 88.3%
	Nonconvertible Bonds 6.9%		Nonconvertible Bonds 6.7%
	Common Stocks 0.3%		Common Stocks 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 5.0%		Short-Term Investments and Net Other Assets (Liabilities) 4.8%
* Foreign investments	11.9%	** Foreign investments	11.7%

Semiannual Report

Investments April 30, 2015

Showing Percentage of Net Assets

Bank Loan Obligations (f) - 87.8%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.3%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (e)	$ 17,543	$ 17,630
TransDigm, Inc. Tranche C, term loan 3.75% 2/28/20 (e)	133,441	133,775
		151,405
Automotive - 0.5%
Chrysler Group LLC Tranche B, term loan 3.5% 5/24/17 (e)	60,877	60,953
Automotive & Auto Parts - 1.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (e)	47,490	47,550
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (e)	16,794	16,248
Tranche 2LN, term loan 10% 11/27/21 (e)	24,370	22,542
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (e)	9,950	9,950
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (e)	24,988	25,051
		121,341
Broadcasting - 1.9%
Clear Channel Communications, Inc. Tranche D, term loan 6.9343% 1/30/19 (e)	53,720	51,370
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (e)	14,963	15,075
Nielsen Finance LLC Tranche B 2LN, term loan 3.1802% 4/15/21 (e)	59,325	59,622
TWCC Holding Corp. term loan 3.5% 2/11/17 (e)	40,202	39,851
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (e)	64,972	65,053
		230,971
Building Materials - 0.3%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (e)	29,583	29,620
Cable/Satellite TV - 4.4%
Atlantic Broad Tranche B, term loan 3.25% 11/30/19 (e)	9,569	9,545
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (e)	94,191	94,309
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (e)	48,469	48,166
Tranche F, term loan 3% 1/3/21 (e)	83,780	83,676
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Cable/Satellite TV - continued
CSC Holdings LLC Tranche B, term loan 2.6843% 4/17/20 (e)	$ 38,288	$ 38,193
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (e)	14,000	14,035
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (e)	46,360	46,592
Tranche B 2LN, term loan 4.5% 5/8/20 (e)	40,108	40,309
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (e)	29,000	28,979
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (e)	29,918	29,956
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (e)	15,906	15,926
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (e)	27,734	27,770
Tranche B 2LN, term loan 3.5% 1/15/22 (e)	17,872	17,896
Tranche B 3LN, term loan 3.5% 1/15/22 (e)	29,394	29,432
		524,784
Capital Goods - 0.8%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (e)	7,374	7,318
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (e)	28,581	28,795
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 5.25% 3/13/22 (e)	36,880	37,249
SRAM LLC. Tranche B, term loan 4.0164% 4/10/20 (e)	26,350	26,285
		99,647
Chemicals - 1.1%
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (e)	6,605	6,580
Tranche B 1LN, term loan 4.5% 6/12/21 (e)	14,626	14,681
MacDermid, Inc. Tranche B 1LN, term loan 4.5% 6/7/20 (e)	34,187	34,486
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (e)	19,950	20,199
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 10/28/21 (g)	18,555	18,630
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (e)	36,008	36,098
		130,674
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 0.7%
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (e)	$ 26,462	$ 26,627
Tranche B, term loan 3.25% 11/19/17 (e)	8,347	8,368
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (e)	9,949	9,601
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (e)	8,340	8,372
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (e)	27,516	27,551
		80,519
Containers - 2.0%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (e)	55,074	55,349
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (e)	13,592	13,626
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (e)	89,120	89,232
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (e)	13,630	13,800
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	8,755	8,733
Klockner Pentaplast of America Tranche B 1LN, term loan 5% 4/22/20 (e)	11,000	11,069
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (e)	37,015	37,385
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (e)	3,673	3,659
		232,853
Diversified Financial Services - 2.7%
AlixPartners LLP Tranche B 2LN, term loan 4% 7/10/20 (e)	19,703	19,703
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (e)	51,095	51,382
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (e)	14,920	14,174
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (e)	14,152	14,187
Flying Fortress, Inc. term loan 3.5% 6/30/17 (e)	97,833	97,961
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (e)	12,983	12,918
IBC Capital U.S. LLC Tranche B 1LN, term loan 4.75% 11/15/21 (e)	25,000	25,063
LPL Holdings, Inc. Tranche B, term loan 3.25% 3/29/19 (e)	25,427	25,427
TransUnion LLC Tranche B, term loan 4% 4/9/21 (e)	63,770	64,169
		324,984
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - 0.4%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (e)	$ 18,269	$ 18,314
WMG Acquisition Corp. term loan 3.75% 7/1/20 (e)	29,771	29,548
		47,862
Energy - 6.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (e)	8,689	8,645
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (e)	22,643	22,785
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (e)	24,938	25,187
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (e)	6,430	6,253
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (e)	30,768	26,845
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (e)	28,228	28,440
Tranche C, term loan 5.25% 3/14/21 (e)	2,070	2,086
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (e)	20,000	20,075
EP Energy LLC term loan 4.5% 4/30/19 (e)	1,500	1,498
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (e)	42,333	41,698
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (e)	14,538	14,684
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (e)	51,490	45,890
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (e)	129,480	100,347
Tranche B 1LN, term loan 3.875% 9/30/18 (e)	33,011	32,103
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (e)	37,011	27,573
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (e)	40,320	39,816
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (e)	18,620	13,406
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (e)	15,766	15,805
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (e)	24,224	21,256
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	19,906	19,856
Panda Temple Power, LLC term loan 7.25% 4/3/19 (e)	11,000	10,656
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (e)	15,045	15,214
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (e)	60,567	49,665
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Sheridan Investment Partners I term loan 4.25% 12/16/20 (e)	$ 44,396	$ 40,290
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (e)	19,975	19,176
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (e)	6,176	5,605
Tranche M, term loan 4.25% 12/16/20 (e)	2,303	2,090
Targa Resources Corp. term loan 5.75% 2/27/22 (e)	8,442	8,547
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (e)	44,088	44,915
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (e)	14,700	9,629
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (e)	22,036	22,091
		742,126
Entertainment/Film - 0.7%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/30/20 (e)	24,512	24,635
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3.25% 5/17/21 (e)	30,629	30,552
Live Nation Entertainment, Inc. Tranche B, term loan 3.5% 8/16/20 (e)	9,214	9,248
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (e)	16,828	16,786
		81,221
Environmental - 0.7%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (e)	25,026	25,041
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (e)	5,690	5,747
Tranche B 1LN, term loan 4% 12/18/20 (e)	41,283	41,387
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (e)	10,863	10,917
		83,092
Food & Drug Retail - 3.0%
Albertson's LLC:
Tranche B 3LN, term loan 5% 8/25/19 (e)	63,000	63,394
Tranche B 4LN, term loan 5.5% 8/25/21 (e)	209,920	212,019
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (e)	15,363	15,343
Mallinckrodt International Finance S.A. Tranche B 1LN, term loan 3.5% 3/19/21 (e)	22,810	22,810
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Food & Drug Retail - continued
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (e)	$ 7,269	$ 7,314
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (e)	9,511	9,535
Rite Aid Corp. Tranche 2 LN2, term loan 4.875% 6/21/21 (e)	20,210	20,286
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (e)	10,685	10,725
		361,426
Food/Beverage/Tobacco - 2.4%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (e)	3,000	3,015
H.J. Heinz Co.:
Tranche B 1LN, term loan 3% 6/7/19 (e)	14,405	14,405
Tranche B 2LN, term loan 3.25% 6/7/20 (e)	220,376	220,651
JBS U.S.A. LLC Tranche B, term loan 3.75% 5/25/18 (e)	19,242	19,314
Post Holdings, Inc.:
Tranche B, term loan 6/6/21 (g)	16,765	16,828
Tranche B, term loan 3.75% 6/2/21 (e)	13,084	13,116
		287,329
Gaming - 6.6%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (e)	36,146	36,553
Boyd Gaming Corp. Tranche B, term loan 4% 8/14/20 (e)	24,938	25,125
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (e)	128,827	123,191
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (e)	180,499	162,224
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (e)	50,332	50,710
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (e)	48,743	49,109
5.5% 11/21/19 (e)	20,890	21,047
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (e)	34,401	34,401
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (e)	67,570	67,658
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (e)	24,497	24,379
Pinnacle Entertainment, Inc. Tranche B 2LN, term loan 3.75% 8/13/20 (e)	9,073	9,096
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (e)	$ 57,855	$ 58,509
Tranche B, term loan 6% 10/18/20 (e)	94,929	96,002
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (e)	15,491	15,628
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (e)	13,745	13,574
		787,206
Healthcare - 10.2%
Acadia Healthcare Co., Inc. Tranche B, term loan 4.25% 2/11/22 (e)	9,022	9,113
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (e)	17,085	17,170
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (e)	22,182	22,266
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (e)	311,619	313,166
Tranche F, term loan 3.4343% 12/31/18 (e)	46,000	46,288
Concordia Healthcare Corp. Tranche B, term loan 4.75% 4/21/22 (e)	8,405	8,479
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (e)	69,971	70,234
DJO Finance LLC Tranche B 1LN, term loan 4/24/20 (g)	13,195	13,274
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (e)	69,412	70,193
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (e)	21,383	21,490
Grifols, S.A. Tranche B, term loan 3.1843% 2/27/21 (e)	44,530	44,753
HCA Holdings, Inc.:
Tranche A 4LN, term loan 2.6843% 2/2/16 (e)	207,163	207,163
Tranche B 4LN, term loan 3.0254% 5/1/18 (e)	43,469	43,469
Tranche B 5LN, term loan 2.9343% 3/31/17 (e)	110,793	110,793
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (e)	22,310	21,362
Millennium Labs, LLC Tranche B, term loan 5.25% 4/16/21 (e)	12,180	9,927
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (e)	43,086	43,086
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (e)	9,975	9,975
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (e)	25,758	25,919
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (e)	2,678	2,692
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (e)	$ 5,545	$ 5,614
Tranche B 2LN, term loan 4.25% 7/3/19 (e)	29,762	29,910
Valeant Pharmaceuticals International:
Tranche BC 2LN, term loan 3.5% 12/11/19 (e)	26,437	26,437
Tranche BD 2LN, term loan 3.5% 2/13/19 (e)	37,598	37,691
		1,210,464
Homebuilders/Real Estate - 0.7%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (e)	1,544	1,528
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (e)	80,782	81,085
		82,613
Hotels - 3.4%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (e)	16,755	16,860
Tranche B 1LN, term loan 3.5% 6/27/20 (e)	50,626	50,816
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (e)	211,763	212,822
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (e)	96,284	96,645
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (e)	27,947	28,086
		405,229
Insurance - 0.1%
CNO Financial Group, Inc. Tranche B 2LN, term loan 3.75% 9/28/18 (e)	11,720	11,617
Leisure - 0.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (e)	28,507	28,471
ClubCorp Club Operations, Inc. Tranche B, term loan 4.5% 7/24/20 (e)	18,912	19,053
NCL Corp. Ltd. Tranche B, term loan 4% 11/19/21 (e)	11,187	11,299
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (e)	6,598	6,639
		65,462
Metals/Mining - 4.0%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (e)	4,351	2,958
American Rock Salt Co. LLC:
Tranche 2LN, term loan 8% 5/20/22 (e)	3,000	3,000
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
American Rock Salt Co. LLC: - continued
Tranche B 1LN, term loan 4.75% 5/20/21 (e)	$ 16,873	$ 16,873
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (e)	7,481	6,518
Tranche B 2LN, term loan 8.75% 12/19/20 (e)	3,000	2,588
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (e)	27,490	27,422
Fairmount Minerals Ltd. Tranche B 2LN, term loan 4.5% 9/5/19 (e)	14,397	13,857
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (e)	172,103	156,614
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (e)	9,060	9,151
Tranche B 2LN, term loan 7.5% 4/16/20 (e)	60,000	59,550
Novelis, Inc. Tranche B, term loan 3.75% 3/10/17 (e)	34,697	34,784
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (e)	20,000	18,000
Tranche B 1LN, term loan 4.25% 7/19/19 (e)	11,717	11,599
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	60,524	54,623
U.S. Silica Co. Tranche B, term loan 4% 7/23/20 (e)	18,050	17,538
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (e)	73,216	46,492
		481,567
Publishing/Printing - 1.2%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (e)	49,906	50,280
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	78,041	67,115
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (e)	14,506	14,469
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (e)	15,935	15,995
		147,859
Restaurants - 0.5%
Burger King Worldwide, Inc. Tranche B, term loan 4.5% 10/27/21 (e)	24,779	25,089
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (e)	8,569	8,599
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (e)	28,671	29,065
		62,753
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Services - 4.3%
ARAMARK Corp.:
Credit-Linked Deposit 3.6763% 7/26/16 (e)	$ 3,579	$ 3,552
Tranche F, term loan 3.25% 2/24/21 (e)	66,270	66,436
3.6695% 7/26/16 (e)	4,666	4,643
Avis Budget Group, Inc. Tranche B, term loan 3% 3/15/19 (e)	9,725	9,774
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (e)	23,089	23,060
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (e)	23,383	15,812
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (e)	35,542	35,586
Hertz Corp.:
Tranche B 2LN, term loan 3.5% 3/11/18 (e)	52,063	52,063
Tranche B, term loan 4% 3/11/18 (e)	22,402	22,514
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (e)	23,726	23,816
Tranche 2LN, term loan 7.5% 7/25/22 (e)	5,490	5,517
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	148,816	143,607
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (e)	36,543	36,406
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (e)	14,366	14,420
Redtop Acquisitions Ltd.:
Tranche 2LN, term loan 8.25% 6/3/21 (e)	4,938	4,987
Tranche B 1LN, term loan 4.5% 12/3/20 (e)	5,935	5,987
Science Applications International Corp. Tranche B, term loan 4/21/22 (g)	11,000	11,055
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (e)	29,330	29,476
		508,711
Super Retail - 5.1%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (e)	21,867	22,004
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (e)	17,055	17,140
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (e)	20,110	20,336
Tranche B 1LN, term loan 4.5% 9/26/19 (e)	55,213	55,489
Dollar Tree, Inc. Tranche B, term loan 4.25% 3/9/22 (e)	60,000	60,300
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (e)	52,768	52,570
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
Hanesbrands, Inc. Tranche B, term loan 4/28/22 (g)	$ 5,065	$ 5,097
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (e)	44,634	41,844
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (e)	17,577	17,512
6% 5/22/18 (e)	72,236	72,236
Party City Holdings, Inc. Tranche B LN, term loan 4% 7/27/19 (e)	34,789	34,898
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (e)	34,973	35,061
PetSmart, Inc. Tranche B, term loan 5% 3/11/22 (e)	60,000	60,750
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (e)	66,650	65,903
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	6,566	5,680
Staples, Inc. Tranche B, term loan 4/24/21 (g)	35,000	35,088
		601,908
Technology - 9.0%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (e)	48,911	49,219
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.2653% 1/23/21 (e)	14,111	14,147
Tranche B 2LN, term loan 7.5% 1/23/22 (e)	3,630	3,648
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (e)	30,102	30,291
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (e)	19,259	18,681
5% 9/10/20 (e)	132,925	130,432
Carros U.S., LLC Tranche B, term loan 4.5% 9/30/21 (e)	15,507	15,720
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (e)	51,654	51,525
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (e)	178,422	178,868
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (e)	17,828	17,839
First Data Corp.:
term loan 3.6818% 3/24/17 (e)	66,529	66,446
Tranche B, term loan:
3.6818% 3/24/18 (e)	43,000	43,108
3.6818% 9/24/18 (e)	40,000	39,950
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (e)	52,707	52,905
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (e)	$ 30,273	$ 30,273
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan 4.5% 11/13/20 (e)	5,007	5,057
Infor U.S., Inc.:
Tranche B 3LN, term loan 3.75% 6/3/20 (e)	14,102	14,086
Tranche B 5LN, term loan 3.75% 6/3/20 (e)	44,179	44,126
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (e)	29,845	30,703
Tranche B 1LN, term loan 4.5% 10/30/19 (e)	32,115	32,235
Nuance Communications, Inc. Tranche C, term loan 2.94% 8/7/19 (e)	23,328	23,241
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (e)	14,305	14,091
Tranche 2LN, term loan 8% 4/9/22 (e)	11,500	11,184
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9298% 2/28/17 (e)	32,706	32,828
Tranche E, term loan 4% 3/8/20 (e)	30,917	31,110
Syniverse Holdings, Inc. Tranche B, term loan:
4% 4/23/19 (e)	9,598	9,262
4% 4/23/19 (e)	19,390	18,712
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (e)	5,000	5,044
Tranche B 1LN, term loan 5.5% 11/12/21 (e)	9,040	9,108
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (e)	19,928	20,078
WP Mustang Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/29/21 (e)	22,197	22,336
		1,066,253
Telecommunications - 6.2%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (e)	144,092	146,253
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (e)	71,909	71,933
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (e)	5,999	5,639
Tranche D-2, term loan 3.7754% 3/31/19 (e)	26,561	24,967
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (e)	14,318	14,336
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (e)	18,137	18,432
FPL FiberNet, LLC. Tranche A, term loan 3.5206% 7/22/19 (e)	19,750	19,750
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Integra Telecom Holdings, Inc. Tranche B, term loan 5.25% 2/22/19 (e)	$ 12,740	$ 12,804
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (e)	117,070	116,930
Level 3 Financing, Inc.:
Tranche B 3LN, term loan 4% 8/1/19 (e)	13,330	13,381
Tranche B 4LN, term loan 4% 1/15/20 (e)	68,000	68,258
Tranche B 5LN, term loan 4.5% 1/31/22 (e)	14,000	14,018
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (e)	3,868	3,868
Tranche B 1LN, term loan 4% 4/11/20 (e)	33,079	33,079
Mitel Networks Corp. Tranche B, term loan 5% 4/13/22 (e)	20,600	20,755
Riverbed Technology, Inc. Tranche B, term loan 6% 4/24/22 (e)	14,000	14,158
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (e)	34,738	34,738
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (e)	6,635	6,370
Tranche B 1LN, term loan 4.75% 4/30/20 (e)	34,275	33,589
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (e)	9,915	9,890
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (e)	54,684	54,615
		737,763
Transportation Ex Air/Rail - 0.3%
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (e)	17,999	14,354
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (e)	22,169	22,030
		36,384
Utilities - 5.5%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
2.377% 8/13/18 (e)(h)	2,281	2,281
6.375% 8/13/19 (e)	34,391	34,391
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (e)	84,269	83,848
Tranche B 2LN, term loan 3.25% 1/31/22 (e)	34,328	34,286
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (e)	11,594	11,666
Tranche B 3LN, term loan 4% 10/9/19 (e)	29,262	29,409
Tranche B, term loan 4% 4/1/18 (e)	87,361	87,907
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (e)	25,506	25,538
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Utilities - continued
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (e)	$ 72,884	$ 73,385
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (e)	15,866	15,945
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (e)	37,281	37,609
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (e)	16,183	15,940
InterGen NV Tranche B, term loan 5.5% 6/13/20 (e)	33,323	31,490
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (e)	27,127	27,195
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (e)	13,000	13,081
NRG Energy, Inc. Tranche B, term loan 2.75% 7/1/18 (e)	25,552	25,520
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (e)	7,320	7,237
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (e)	13,314	13,015
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (e)	5,117	5,168
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (e)	21,313	21,393
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (e)	10,326	9,861
TXU Energy LLC Tranche B, term loan:
4.6682% 10/10/17 (c)(e)	25,582	15,829
4.6682% 10/10/14 (c)(e)	10,052	6,144
Veresen Midstream LP Tranche B, term loan 6% 3/31/22 (e)	24,220	24,462
		652,600
TOTAL BANK LOAN OBLIGATIONS (Cost $10,562,959)		10,449,196
Nonconvertible Bonds - 6.9%

Banks & Thrifts - 0.7%
Ally Financial, Inc.:
2.9551% 7/18/16 (e)	75,000	75,163
3.125% 1/15/16	4,000	4,020
4.625% 6/26/15	4,000	4,010
		83,193
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 0.3%
AMC Networks, Inc. 4.75% 12/15/22	$ 6,600	$ 6,724
Clear Channel Communications, Inc. 9% 12/15/19	8,677	8,497
Starz LLC/Starz Finance Corp. 5% 9/15/19	9,000	9,225
Univision Communications, Inc. 6.75% 9/15/22 (d)	5,368	5,764
		30,210
Building Materials - 0.1%
CEMEX S.A.B. de CV 5.0253% 10/15/18 (d)(e)	10,000	10,488
Cable/Satellite TV - 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	16,868
5.25% 3/15/21	13,070	13,201
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	10,815	11,396
Lynx I Corp. 5.375% 4/15/21 (d)	4,500	4,725
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,900
		48,090
Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (d)	3,000	2,475
Chemicals - 0.0%
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	5,000	5,100
Containers - 0.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2706% 12/15/19 (d)(e)	42,330	41,748
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	58,325	60,950
		102,698
Diversified Financial Services - 0.7%
CIT Group, Inc. 5% 5/15/17	7,000	7,245
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	18,720	18,814
4.875% 3/15/19	15,000	15,284
International Lease Finance Corp.:
2.2206% 6/15/16 (e)	29,485	29,338
3.875% 4/15/18	7,000	7,158
6.25% 5/15/19	10,000	11,050
		88,889
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - 0.2%
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5% 11/15/22	$ 5,130	$ 5,374
Series B, 6.5% 11/15/22	13,870	14,668
		20,042
Energy - 0.7%
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.7521% 8/1/19 (d)(e)	35,115	26,336
Chesapeake Energy Corp. 3.5253% 4/15/19 (e)	29,720	28,531
Citgo Petroleum Corp. 6.25% 8/15/22 (d)	10,000	9,775
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,000	4,160
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,739
Western Refining, Inc. 6.25% 4/1/21	5,305	5,358
		78,899
Entertainment/Film - 0.0%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,292
Food/Beverage/Tobacco - 0.0%
ESAL GmbH 6.25% 2/5/23 (d)	4,000	3,959
Gaming - 0.1%
MCE Finance Ltd. 5% 2/15/21 (d)	10,000	9,500
Healthcare - 0.5%
Community Health Systems, Inc. 5.125% 8/15/18	10,755	11,158
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,750
HCA Holdings, Inc. 3.75% 3/15/19	25,000	25,750
Tenet Healthcare Corp. 4.75% 6/1/20	8,680	8,810
		54,468
Homebuilders/Real Estate - 0.2%
CBRE Group, Inc. 5% 3/15/23	17,990	18,710
Metals/Mining - 0.1%
Murray Energy Corp. 11.25% 4/15/21 (d)	9,000	9,158
Peabody Energy Corp. 6% 11/15/18	5,000	3,941
		13,099
Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (d)	9,850	9,161
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 3.0116% 12/1/17 (e)	$ 14,410	$ 14,446
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (e)	3,000	3,023
		17,469
Technology - 0.5%
Brocade Communications Systems, Inc. 4.625% 1/15/23	7,235	7,126
First Data Corp. 6.75% 11/1/20 (d)	25,460	27,115
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (d)	14,760	15,683
5.75% 3/15/23 (d)	5,000	5,338
		55,262
Telecommunications - 1.1%
Altice Financing SA:
6.5% 1/15/22 (d)	7,240	7,385
7.875% 12/15/19 (d)	4,000	4,250
Columbus International, Inc. 7.375% 3/30/21 (d)	14,535	15,825
DigitalGlobe, Inc. 5.25% 2/1/21 (d)	3,905	3,934
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)	20,000	19,750
Level 3 Financing, Inc. 3.8262% 1/15/18 (e)	15,000	15,113
Numericable Group SA 4.875% 5/15/19 (d)	27,120	27,357
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,620
6.9% 5/1/19	5,000	5,149
Sprint Communications, Inc.:
6% 11/15/22	30,000	28,350
9% 11/15/18 (d)	3,000	3,413
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	3,000	3,053
		137,199
Utilities - 0.2%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 11.75% 3/1/22 (c)(d)	8,728	9,840
NRG Energy, Inc. 6.625% 3/15/23	4,000	4,210
The AES Corp. 3.2616% 6/1/19 (e)	14,435	14,435
		28,485
TOTAL NONCONVERTIBLE BONDS (Cost $816,131)		820,688
Common Stocks - 0.3%
	Shares	Value (000s)
Broadcasting - 0.1%
Cumulus Media, Inc. Class A (a)	229,315	$ 523
ION Media Networks, Inc. (a)	2,842	1,787
		2,310
Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,943	25,460
Homebuilders/Real Estate - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	539
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	1,612
Paper - 0.0%
White Birch Cayman Holdings Ltd. (a)	12,570	0
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(i)	13,699	21
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	676
Utilities - 0.0%
Calpine Corp. (a)	20,715	452
TOTAL COMMON STOCKS (Cost $14,688)		31,070
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.15% (b) (Cost $609,319)	609,318,572	609,319
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $12,003,097)		11,910,273
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(12,359)
NET ASSETS - 100%		$ 11,897,914
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $272,778,000 or 2.3% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) The coupon rate will be determined upon settlement of the loan after period end.

(h) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,697,000 and $1,697,000, respectively.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 26
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 348
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,943	$ 523	$ -	$ 3,420
Financials	539	-	-	539
Materials	25,460	25,460	-	-
Telecommunication Services	676	676	-	-
Utilities	452	452	-	-
Bank Loan Obligations	10,449,196	-	10,386,091	63,105
Corporate Bonds	820,688	-	820,688	-
Money Market Funds	609,319	609,319	-	-
Total Investments in Securities:	$ 11,910,273	$ 636,430	$ 11,206,779	$ 67,064
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.1%
Luxembourg	4.0%
Netherlands	2.1%
Australia	1.9%
Canada	1.3%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $11,393,778)	$ 11,300,954
Fidelity Central Funds (cost $609,319)	609,319
Total Investments (cost $12,003,097)		$ 11,910,273
Cash		6,107
Receivable for investments sold		90,514
Receivable for fund shares sold		12,274
Interest receivable		56,728
Distributions receivable from Fidelity Central Funds		75
Prepaid expenses		11
Other receivables		15
Total assets		12,075,997

Liabilities
Payable for investments purchased	$ 147,265
Payable for fund shares redeemed	14,797
Distributions payable	7,961
Accrued management fee	5,548
Distribution and service plan fees payable	866
Other affiliated payables	1,488
Other payables and accrued expenses	158
Total liabilities		178,083

Net Assets		$ 11,897,914
Net Assets consist of:
Paid in capital		$ 12,015,534
Undistributed net investment income		74,645
Accumulated undistributed net realized gain (loss) on investments		(99,441)
Net unrealized appreciation (depreciation) on investments		(92,824)
Net Assets		$ 11,897,914

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($946,842 ÷ 96,613.38 shares)	$ 9.80

Maximum offering price per share (100/97.25 of $9.80)	$ 10.08
Class T: Net Asset Value and redemption price per share ($214,903 ÷ 21,960.51 shares)	$ 9.79

Maximum offering price per share (100/97.25 of $9.79)	$ 10.07
Class B: Net Asset Value and offering price per share ($13,997 ÷ 1,430.48 shares)A	$ 9.78

Class C: Net Asset Value and offering price per share ($735,410 ÷ 75,056.21 shares)A	$ 9.80

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($7,206,971 ÷ 736,393.08 shares)	$ 9.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,779,791 ÷ 284,259.00 shares)	$ 9.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2015

Investment Income
Dividends		$ 747
Interest		289,896
Income from Fidelity Central Funds		348
Total income		290,991

Expenses
Management fee	$ 35,736
Transfer agent fees	8,453
Distribution and service plan fees	5,465
Accounting fees and expenses	842
Custodian fees and expenses	78
Independent trustees' compensation	26
Registration fees	134
Audit	87
Legal	21
Miscellaneous	53
Total expenses before reductions	50,895
Expense reductions	(21)	50,874
Net investment income (loss)		240,117
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(71,474)
Change in net unrealized appreciation (depreciation) on investment securities		11,195
Net gain (loss)		(60,279)
Net increase (decrease) in net assets resulting from operations		$ 179,838

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 240,117	$ 533,044
Net realized gain (loss)	(71,474)	33,692
Change in net unrealized appreciation (depreciation)	11,195	(219,514)
Net increase (decrease) in net assets resulting from operations	179,838	347,222
Distributions to shareholders from net investment income	(233,435)	(519,702)
Distributions to shareholders from net realized gain	(58,045)	(57,139)
Total distributions	(291,480)	(576,841)
Share transactions - net increase (decrease)	(2,616,054)	(610,631)
Redemption fees	304	671
Total increase (decrease) in net assets	(2,727,392)	(839,579)

Net Assets
Beginning of period	14,625,306	15,464,885
End of period (including undistributed net investment income of $74,645 and undistributed net investment income of $67,963, respectively)	$ 11,897,914	$ 14,625,306

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 9.99	$ 9.94	$ 9.73	$ 9.79	$ 9.31
Income from Investment Operations
Net investment income (loss) E	.175	.317	.310	.340	.317	.391
Net realized and unrealized gain (loss)	(.016)	(.114)	.070	.195	(.080)	.425
Total from investment operations	.159	.203	.380	.535	.237	.816
Distributions from net investment income	(.169)	(.307)	(.282)	(.325)	(.298)	(.287)
Distributions from net realized gain	(.040)	(.036)	(.049)	-	-	(.050)
Total distributions	(.209)	(.343)	(.331)	(.325)	(.298)	(.337)
Redemption fees added to paid in capital E	-I	-I	.001	-I	.001	.001
Net asset value, end of period	$ 9.80	$ 9.85	$ 9.99	$ 9.94	$ 9.73	$ 9.79
Total ReturnB, C, D	1.65%	2.05%	3.89%	5.60%	2.46%	8.96%
Ratios to Average Net Assets F, H
Expenses before reductions	.98%A	.98%	.99%	.99%	1.00%	1.03%
Expenses net of fee waivers, if any	.98%A	.98%	.99%	.99%	1.00%	1.03%
Expenses net of all reductions	.98%A	.98%	.99%	.99%	1.00%	1.03%
Net investment income (loss)	3.61%A	3.17%	3.11%	3.47%	3.25%	4.11%
Supplemental Data
Net assets, end of period (in millions)	$ 947	$ 1,185	$ 1,681	$ 1,305	$ 1,587	$ 1,064
Portfolio turnover rateG	12% A	54%	62%	49%	54%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Income from Investment Operations
Net investment income (loss) E	.170	.306	.299	.330	.312	.391
Net realized and unrealized gain (loss)	(.015)	(.112)	.071	.195	(.070)	.416
Total from investment operations	.155	.194	.370	.525	.242	.807
Distributions from net investment income	(.165)	(.298)	(.272)	(.315)	(.293)	(.288)
Distributions from net realized gain	(.040)	(.036)	(.049)	-	-	(.050)
Total distributions	(.205)	(.334)	(.321)	(.315)	(.293)	(.338)
Redemption fees added to paid in capital E	-I	-I	.001	-I	.001	.001
Net asset value, end of period	$ 9.79	$ 9.84	$ 9.98	$ 9.93	$ 9.72	$ 9.77
Total ReturnB, C, D	1.61%	1.96%	3.79%	5.50%	2.51%	8.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.07%A	1.07%	1.09%	1.09%	1.05%	1.02%
Expenses net of fee waivers, if any	1.07%A	1.07%	1.09%	1.09%	1.05%	1.02%
Expenses net of all reductions	1.07%A	1.07%	1.09%	1.09%	1.05%	1.02%
Net investment income (loss)	3.53%A	3.08%	3.01%	3.37%	3.19%	4.12%
Supplemental Data
Net assets, end of period (in millions)	$ 215	$ 240	$ 272	$ 241	$ 271	$ 242
Portfolio turnover rateG	12% A	54%	62%	49%	54%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Income from Investment Operations
Net investment income (loss) E	.151	.264	.256	.288	.266	.341
Net realized and unrealized gain (loss)	(.015)	(.123)	.071	.195	(.070)	.416
Total from investment operations	.136	.141	.327	.483	.196	.757
Distributions from net investment income	(.146)	(.255)	(.229)	(.273)	(.247)	(.238)
Distributions from net realized gain	(.040)	(.036)	(.049)	-	-	(.050)
Total distributions	(.186)	(.291)	(.278)	(.273)	(.247)	(.288)
Redemption fees added to paid in capital E	-I	-I	.001	-I	.001	.001
Net asset value, end of period	$ 9.78	$ 9.83	$ 9.98	$ 9.93	$ 9.72	$ 9.77
Total ReturnB, C, D	1.41%	1.42%	3.35%	5.05%	2.03%	8.30%
Ratios to Average Net Assets F, H
Expenses before reductions	1.47%A	1.50%	1.52%	1.52%	1.52%	1.55%
Expenses net of fee waivers, if any	1.47%A	1.50%	1.52%	1.52%	1.52%	1.55%
Expenses net of all reductions	1.47%A	1.50%	1.52%	1.52%	1.52%	1.55%
Net investment income (loss)	3.13%A	2.64%	2.58%	2.94%	2.72%	3.59%
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 17	$ 23	$ 24	$ 32	$ 43
Portfolio turnover rateG	12% A	54%	62%	49%	54%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 9.99	$ 9.94	$ 9.73	$ 9.78	$ 9.31
Income from Investment Operations
Net investment income (loss) E	.138	.241	.235	.267	.244	.321
Net realized and unrealized gain (loss)	(.015)	(.113)	.070	.195	(.070)	.415
Total from investment operations	.123	.128	.305	.462	.174	.736
Distributions from net investment income	(.133)	(.232)	(.207)	(.252)	(.225)	(.217)
Distributions from net realized gain	(.040)	(.036)	(.049)	-	-	(.050)
Total distributions	(.173)	(.268)	(.256)	(.252)	(.225)	(.267)
Redemption fees added to paid in capital E	-I	-I	.001	-I	.001	.001
Net asset value, end of period	$ 9.80	$ 9.85	$ 9.99	$ 9.94	$ 9.73	$ 9.78
Total ReturnB, C, D	1.27%	1.29%	3.11%	4.81%	1.80%	8.05%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75%A	1.73%	1.74%	1.74%	1.74%	1.76%
Expenses net of fee waivers, if any	1.75%A	1.73%	1.74%	1.74%	1.74%	1.76%
Expenses net of all reductions	1.75%A	1.73%	1.74%	1.74%	1.74%	1.76%
Net investment income (loss)	2.85%A	2.41%	2.35%	2.72%	2.50%	3.38%
Supplemental Data
Net assets, end of period (in millions)	$ 735	$ 835	$ 960	$ 806	$ 852	$ 622
Portfolio turnover rateG	12% A	54%	62%	49%	54%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Income from Investment Operations
Net investment income (loss) D	.189	.344	.337	.368	.345	.418
Net realized and unrealized gain (loss)	(.016)	(.113)	.071	.195	(.070)	.417
Total from investment operations	.173	.231	.408	.563	.275	.835
Distributions from net investment income	(.183)	(.335)	(.310)	(.353)	(.326)	(.316)
Distributions from net realized gain	(.040)	(.036)	(.049)	-	-	(.050)
Total distributions	(.223)	(.371)	(.359)	(.353)	(.326)	(.366)
Redemption fees added to paid in capital D	-H	-H	.001	-H	.001	.001
Net asset value, end of period	$ 9.79	$ 9.84	$ 9.98	$ 9.93	$ 9.72	$ 9.77
Total ReturnB, C	1.79%	2.34%	4.19%	5.91%	2.86%	9.18%
Ratios to Average Net Assets E, G
Expenses before reductions	.70%A	.69%	.70%	.71%	.71%	.73%
Expenses net of fee waivers, if any	.70%A	.69%	.70%	.71%	.71%	.73%
Expenses net of all reductions	.70%A	.69%	.70%	.71%	.71%	.73%
Net investment income (loss)	3.90%A	3.45%	3.39%	3.75%	3.53%	4.41%
Supplemental Data
Net assets, end of period (in millions)	$ 7,207	$ 9,032	$ 8,882	$ 5,720	$ 5,399	$ 3,566
Portfolio turnover rateF	12% A	54%	62%	49%	54%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 9.97	$ 9.92	$ 9.71	$ 9.77	$ 9.29
Income from Investment Operations
Net investment income (loss) D	.186	.339	.332	.363	.341	.415
Net realized and unrealized gain (loss)	(.016)	(.113)	.071	.196	(.079)	.427
Total from investment operations	.170	.226	.403	.559	.262	.842
Distributions from net investment income	(.180)	(.330)	(.305)	(.349)	(.323)	(.313)
Distributions from net realized gain	(.040)	(.036)	(.049)	-	-	(.050)
Total distributions	(.220)	(.366)	(.354)	(.349)	(.323)	(.363)
Redemption fees added to paid in capital D	-H	-H	.001	-H	.001	.001
Net asset value, end of period	$ 9.78	$ 9.83	$ 9.97	$ 9.92	$ 9.71	$ 9.77
Total ReturnB, C	1.77%	2.29%	4.15%	5.87%	2.72%	9.27%
Ratios to Average Net Assets E, G
Expenses before reductions	.75%A	.74%	.75%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.75%A	.74%	.75%	.75%	.75%	.76%
Expenses net of all reductions	.74%A	.74%	.75%	.75%	.75%	.76%
Net investment income (loss)	3.85%A	3.40%	3.34%	3.71%	3.50%	4.38%
Supplemental Data
Net assets, end of period (in millions)	$ 2,780	$ 3,317	$ 3,646	$ 2,510	$ 1,992	$ 1,138
Portfolio turnover rateF	12% A	54%	62%	49%	54%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 134,047
Gross unrealized depreciation	(206,694)
Net unrealized appreciation (depreciation) on securities	$ (72,647)

Tax Cost	$ 11,982,920

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $724,782 and $3,319,333, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,287	$ 19
Class T	-%	.25%	278	3
Class B	.55%	.15%	53	42
Class C	.75%	.25%	3,847	339
			$ 5,465	$ 403

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.50% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	2
Class B*	13
Class C*	31
$ 60

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 756.15
Class T	262.24
Class B	13.18
Class C	583.15
Fidelity Floating Rate High Income Fund	4,475.12
Institutional Class	2,364.16
	$ 8,453

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Fidelity Floating Rate High Income Fund expenses during the period in the amount of $5.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 17,949	$ 47,339
Class T	3,773	7,875
Class B	229	519
Class C	10,503	21,575
Fidelity Floating Rate High Income Fund	145,862	321,211
Institutional Class	55,119	121,183
Total	$ 233,435	$ 519,702
From net realized gain
Class A	$ 4,660	$ 6,085
Class T	949	983
Class B	67	81
Class C	3,316	3,472
Fidelity Floating Rate High Income Fund	35,966	33,019
Institutional Class	13,087	13,499
Total	$ 58,045	$ 57,139

Semiannual Report

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	6,526	32,788	$ 63,484	$ 327,152
Reinvestment of distributions	2,084	4,526	20,287	45,087
Shares redeemed	(32,278)	(85,268)	(312,991)	(849,518)
Net increase (decrease)	(23,668)	(47,954)	$ (229,220)	$ (477,279)
Class T
Shares sold	1,011	3,546	$ 9,804	$ 35,348
Reinvestment of distributions	452	806	4,392	8,018
Shares redeemed	(3,859)	(7,285)	(37,415)	(72,473)
Net increase (decrease)	(2,396)	(2,933)	$ (23,219)	$ (29,107)
Class B
Shares sold	64	199	$ 624	$ 1,993
Reinvestment of distributions	26	50	257	494
Shares redeemed	(382)	(838)	(3,704)	(8,343)
Net increase (decrease)	(292)	(589)	$ (2,823)	$ (5,856)
Class C
Shares sold	3,277	12,315	$ 31,882	$ 122,843
Reinvestment of distributions	1,130	1,906	10,990	18,981
Shares redeemed	(14,126)	(25,513)	(137,104)	(254,028)
Net increase (decrease)	(9,719)	(11,292)	$ (94,232)	$ (112,204)
Fidelity Floating Rate High Income Fund
Shares sold	79,712	320,632	$ 774,281	$ 3,194,510
Reinvestment of distributions	15,328	29,181	148,977	290,182
Shares redeemed	(276,904)	(321,413)	(2,675,087)	(3,193,979)
Net increase (decrease)	(181,864)	28,400	$ (1,751,829)	$ 290,713
Institutional Class
Shares sold	32,286	123,632	$ 312,451	$ 1,230,573
Reinvestment of distributions	4,206	7,408	40,839	73,620
Shares redeemed	(89,696)	(159,132)	(868,021)	(1,581,091)
Net increase (decrease)	(53,204)	(28,092)	$ (514,731)	$ (276,898)

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2015, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2015 and for the year ended October 31, 2014, and the financial highlights for the six months ended April 30, 2015 and for each of the five years in the period ended October 31, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2015, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2015 and for the year ended October 31, 2014, and the financial highlights for the six months ended April 30, 2015 and for each of the five years in the period ended October 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 22, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

FMR Investment Management
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AFR-USAN-0615
1.784877.112

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Floating Rate High Income

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	.98%
Actual		$ 1,000.00	$ 1,016.50	$ 4.90
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Class T	1.07%
Actual		$ 1,000.00	$ 1,016.10	$ 5.35
HypotheticalA		$ 1,000.00	$ 1,019.49	$ 5.36
Class B	1.47%
Actual		$ 1,000.00	$ 1,014.10	$ 7.34
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.35
Class C	1.75%
Actual		$ 1,000.00	$ 1,012.70	$ 8.73
HypotheticalA		$ 1,000.00	$ 1,016.12	$ 8.75
Fidelity Floating Rate High Income Fund	.70%
Actual		$ 1,000.00	$ 1,017.90	$ 3.50
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.51
Institutional Class	.75%
Actual		$ 1,000.00	$ 1,017.70	$ 3.75
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA Holdings, Inc.	3.2	3.0
Community Health Systems, Inc.	3.1	2.6
Albertson's LLC	2.3	1.9
H.J. Heinz Co.	2.0	2.6
Hilton Worldwide Finance, LLC	1.8	1.8
	12.4
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	10.7	9.8
Technology	9.5	10.1
Telecommunications	7.3	6.4
Energy	6.9	6.7
Gaming	6.7	6.5
Quality Diversification (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
BBB 3.2%	BBB 5.1%
BB 49.5%	BB 43.0%
B 36.6%	B 40.7%
CCC,CC,C 2.6%	CCC,CC,C 2.5%
Not Rated 2.8%	Not Rated 3.7%
Equities 0.3%	Equities 0.2%
Short-Term Investments and Net Other Assets 5.0%	Short-Term Investments and Net Other Assets 4.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2015 *		As of October 31, 2014 **
	Bank Loan Obligations 87.8%		Bank Loan Obligations 88.3%
	Nonconvertible Bonds 6.9%		Nonconvertible Bonds 6.7%
	Common Stocks 0.3%		Common Stocks 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 5.0%		Short-Term Investments and Net Other Assets (Liabilities) 4.8%
* Foreign investments	11.9%	** Foreign investments	11.7%

Semiannual Report

Investments April 30, 2015

Showing Percentage of Net Assets

Bank Loan Obligations (f) - 87.8%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.3%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (e)	$ 17,543	$ 17,630
TransDigm, Inc. Tranche C, term loan 3.75% 2/28/20 (e)	133,441	133,775
		151,405
Automotive - 0.5%
Chrysler Group LLC Tranche B, term loan 3.5% 5/24/17 (e)	60,877	60,953
Automotive & Auto Parts - 1.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (e)	47,490	47,550
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (e)	16,794	16,248
Tranche 2LN, term loan 10% 11/27/21 (e)	24,370	22,542
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (e)	9,950	9,950
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (e)	24,988	25,051
		121,341
Broadcasting - 1.9%
Clear Channel Communications, Inc. Tranche D, term loan 6.9343% 1/30/19 (e)	53,720	51,370
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (e)	14,963	15,075
Nielsen Finance LLC Tranche B 2LN, term loan 3.1802% 4/15/21 (e)	59,325	59,622
TWCC Holding Corp. term loan 3.5% 2/11/17 (e)	40,202	39,851
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (e)	64,972	65,053
		230,971
Building Materials - 0.3%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (e)	29,583	29,620
Cable/Satellite TV - 4.4%
Atlantic Broad Tranche B, term loan 3.25% 11/30/19 (e)	9,569	9,545
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (e)	94,191	94,309
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (e)	48,469	48,166
Tranche F, term loan 3% 1/3/21 (e)	83,780	83,676
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Cable/Satellite TV - continued
CSC Holdings LLC Tranche B, term loan 2.6843% 4/17/20 (e)	$ 38,288	$ 38,193
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (e)	14,000	14,035
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (e)	46,360	46,592
Tranche B 2LN, term loan 4.5% 5/8/20 (e)	40,108	40,309
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (e)	29,000	28,979
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (e)	29,918	29,956
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (e)	15,906	15,926
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (e)	27,734	27,770
Tranche B 2LN, term loan 3.5% 1/15/22 (e)	17,872	17,896
Tranche B 3LN, term loan 3.5% 1/15/22 (e)	29,394	29,432
		524,784
Capital Goods - 0.8%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (e)	7,374	7,318
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (e)	28,581	28,795
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 5.25% 3/13/22 (e)	36,880	37,249
SRAM LLC. Tranche B, term loan 4.0164% 4/10/20 (e)	26,350	26,285
		99,647
Chemicals - 1.1%
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (e)	6,605	6,580
Tranche B 1LN, term loan 4.5% 6/12/21 (e)	14,626	14,681
MacDermid, Inc. Tranche B 1LN, term loan 4.5% 6/7/20 (e)	34,187	34,486
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (e)	19,950	20,199
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 10/28/21 (g)	18,555	18,630
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (e)	36,008	36,098
		130,674
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 0.7%
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (e)	$ 26,462	$ 26,627
Tranche B, term loan 3.25% 11/19/17 (e)	8,347	8,368
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (e)	9,949	9,601
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (e)	8,340	8,372
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (e)	27,516	27,551
		80,519
Containers - 2.0%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (e)	55,074	55,349
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (e)	13,592	13,626
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (e)	89,120	89,232
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (e)	13,630	13,800
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	8,755	8,733
Klockner Pentaplast of America Tranche B 1LN, term loan 5% 4/22/20 (e)	11,000	11,069
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (e)	37,015	37,385
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (e)	3,673	3,659
		232,853
Diversified Financial Services - 2.7%
AlixPartners LLP Tranche B 2LN, term loan 4% 7/10/20 (e)	19,703	19,703
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (e)	51,095	51,382
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (e)	14,920	14,174
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (e)	14,152	14,187
Flying Fortress, Inc. term loan 3.5% 6/30/17 (e)	97,833	97,961
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (e)	12,983	12,918
IBC Capital U.S. LLC Tranche B 1LN, term loan 4.75% 11/15/21 (e)	25,000	25,063
LPL Holdings, Inc. Tranche B, term loan 3.25% 3/29/19 (e)	25,427	25,427
TransUnion LLC Tranche B, term loan 4% 4/9/21 (e)	63,770	64,169
		324,984
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - 0.4%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (e)	$ 18,269	$ 18,314
WMG Acquisition Corp. term loan 3.75% 7/1/20 (e)	29,771	29,548
		47,862
Energy - 6.2%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (e)	8,689	8,645
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (e)	22,643	22,785
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (e)	24,938	25,187
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (e)	6,430	6,253
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (e)	30,768	26,845
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (e)	28,228	28,440
Tranche C, term loan 5.25% 3/14/21 (e)	2,070	2,086
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (e)	20,000	20,075
EP Energy LLC term loan 4.5% 4/30/19 (e)	1,500	1,498
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (e)	42,333	41,698
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (e)	14,538	14,684
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (e)	51,490	45,890
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (e)	129,480	100,347
Tranche B 1LN, term loan 3.875% 9/30/18 (e)	33,011	32,103
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (e)	37,011	27,573
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (e)	40,320	39,816
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (e)	18,620	13,406
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (e)	15,766	15,805
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (e)	24,224	21,256
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	19,906	19,856
Panda Temple Power, LLC term loan 7.25% 4/3/19 (e)	11,000	10,656
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (e)	15,045	15,214
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (e)	60,567	49,665
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Sheridan Investment Partners I term loan 4.25% 12/16/20 (e)	$ 44,396	$ 40,290
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (e)	19,975	19,176
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (e)	6,176	5,605
Tranche M, term loan 4.25% 12/16/20 (e)	2,303	2,090
Targa Resources Corp. term loan 5.75% 2/27/22 (e)	8,442	8,547
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (e)	44,088	44,915
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (e)	14,700	9,629
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (e)	22,036	22,091
		742,126
Entertainment/Film - 0.7%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/30/20 (e)	24,512	24,635
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3.25% 5/17/21 (e)	30,629	30,552
Live Nation Entertainment, Inc. Tranche B, term loan 3.5% 8/16/20 (e)	9,214	9,248
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (e)	16,828	16,786
		81,221
Environmental - 0.7%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (e)	25,026	25,041
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (e)	5,690	5,747
Tranche B 1LN, term loan 4% 12/18/20 (e)	41,283	41,387
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (e)	10,863	10,917
		83,092
Food & Drug Retail - 3.0%
Albertson's LLC:
Tranche B 3LN, term loan 5% 8/25/19 (e)	63,000	63,394
Tranche B 4LN, term loan 5.5% 8/25/21 (e)	209,920	212,019
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (e)	15,363	15,343
Mallinckrodt International Finance S.A. Tranche B 1LN, term loan 3.5% 3/19/21 (e)	22,810	22,810
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Food & Drug Retail - continued
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (e)	$ 7,269	$ 7,314
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (e)	9,511	9,535
Rite Aid Corp. Tranche 2 LN2, term loan 4.875% 6/21/21 (e)	20,210	20,286
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (e)	10,685	10,725
		361,426
Food/Beverage/Tobacco - 2.4%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (e)	3,000	3,015
H.J. Heinz Co.:
Tranche B 1LN, term loan 3% 6/7/19 (e)	14,405	14,405
Tranche B 2LN, term loan 3.25% 6/7/20 (e)	220,376	220,651
JBS U.S.A. LLC Tranche B, term loan 3.75% 5/25/18 (e)	19,242	19,314
Post Holdings, Inc.:
Tranche B, term loan 6/6/21 (g)	16,765	16,828
Tranche B, term loan 3.75% 6/2/21 (e)	13,084	13,116
		287,329
Gaming - 6.6%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (e)	36,146	36,553
Boyd Gaming Corp. Tranche B, term loan 4% 8/14/20 (e)	24,938	25,125
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (e)	128,827	123,191
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (e)	180,499	162,224
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (e)	50,332	50,710
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (e)	48,743	49,109
5.5% 11/21/19 (e)	20,890	21,047
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (e)	34,401	34,401
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (e)	67,570	67,658
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (e)	24,497	24,379
Pinnacle Entertainment, Inc. Tranche B 2LN, term loan 3.75% 8/13/20 (e)	9,073	9,096
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (e)	$ 57,855	$ 58,509
Tranche B, term loan 6% 10/18/20 (e)	94,929	96,002
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (e)	15,491	15,628
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (e)	13,745	13,574
		787,206
Healthcare - 10.2%
Acadia Healthcare Co., Inc. Tranche B, term loan 4.25% 2/11/22 (e)	9,022	9,113
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (e)	17,085	17,170
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (e)	22,182	22,266
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (e)	311,619	313,166
Tranche F, term loan 3.4343% 12/31/18 (e)	46,000	46,288
Concordia Healthcare Corp. Tranche B, term loan 4.75% 4/21/22 (e)	8,405	8,479
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (e)	69,971	70,234
DJO Finance LLC Tranche B 1LN, term loan 4/24/20 (g)	13,195	13,274
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (e)	69,412	70,193
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (e)	21,383	21,490
Grifols, S.A. Tranche B, term loan 3.1843% 2/27/21 (e)	44,530	44,753
HCA Holdings, Inc.:
Tranche A 4LN, term loan 2.6843% 2/2/16 (e)	207,163	207,163
Tranche B 4LN, term loan 3.0254% 5/1/18 (e)	43,469	43,469
Tranche B 5LN, term loan 2.9343% 3/31/17 (e)	110,793	110,793
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (e)	22,310	21,362
Millennium Labs, LLC Tranche B, term loan 5.25% 4/16/21 (e)	12,180	9,927
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (e)	43,086	43,086
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (e)	9,975	9,975
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (e)	25,758	25,919
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (e)	2,678	2,692
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (e)	$ 5,545	$ 5,614
Tranche B 2LN, term loan 4.25% 7/3/19 (e)	29,762	29,910
Valeant Pharmaceuticals International:
Tranche BC 2LN, term loan 3.5% 12/11/19 (e)	26,437	26,437
Tranche BD 2LN, term loan 3.5% 2/13/19 (e)	37,598	37,691
		1,210,464
Homebuilders/Real Estate - 0.7%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (e)	1,544	1,528
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (e)	80,782	81,085
		82,613
Hotels - 3.4%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (e)	16,755	16,860
Tranche B 1LN, term loan 3.5% 6/27/20 (e)	50,626	50,816
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (e)	211,763	212,822
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (e)	96,284	96,645
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (e)	27,947	28,086
		405,229
Insurance - 0.1%
CNO Financial Group, Inc. Tranche B 2LN, term loan 3.75% 9/28/18 (e)	11,720	11,617
Leisure - 0.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (e)	28,507	28,471
ClubCorp Club Operations, Inc. Tranche B, term loan 4.5% 7/24/20 (e)	18,912	19,053
NCL Corp. Ltd. Tranche B, term loan 4% 11/19/21 (e)	11,187	11,299
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (e)	6,598	6,639
		65,462
Metals/Mining - 4.0%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (e)	4,351	2,958
American Rock Salt Co. LLC:
Tranche 2LN, term loan 8% 5/20/22 (e)	3,000	3,000
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
American Rock Salt Co. LLC: - continued
Tranche B 1LN, term loan 4.75% 5/20/21 (e)	$ 16,873	$ 16,873
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (e)	7,481	6,518
Tranche B 2LN, term loan 8.75% 12/19/20 (e)	3,000	2,588
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (e)	27,490	27,422
Fairmount Minerals Ltd. Tranche B 2LN, term loan 4.5% 9/5/19 (e)	14,397	13,857
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (e)	172,103	156,614
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (e)	9,060	9,151
Tranche B 2LN, term loan 7.5% 4/16/20 (e)	60,000	59,550
Novelis, Inc. Tranche B, term loan 3.75% 3/10/17 (e)	34,697	34,784
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (e)	20,000	18,000
Tranche B 1LN, term loan 4.25% 7/19/19 (e)	11,717	11,599
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	60,524	54,623
U.S. Silica Co. Tranche B, term loan 4% 7/23/20 (e)	18,050	17,538
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (e)	73,216	46,492
		481,567
Publishing/Printing - 1.2%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (e)	49,906	50,280
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	78,041	67,115
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (e)	14,506	14,469
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (e)	15,935	15,995
		147,859
Restaurants - 0.5%
Burger King Worldwide, Inc. Tranche B, term loan 4.5% 10/27/21 (e)	24,779	25,089
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (e)	8,569	8,599
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (e)	28,671	29,065
		62,753
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Services - 4.3%
ARAMARK Corp.:
Credit-Linked Deposit 3.6763% 7/26/16 (e)	$ 3,579	$ 3,552
Tranche F, term loan 3.25% 2/24/21 (e)	66,270	66,436
3.6695% 7/26/16 (e)	4,666	4,643
Avis Budget Group, Inc. Tranche B, term loan 3% 3/15/19 (e)	9,725	9,774
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (e)	23,089	23,060
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (e)	23,383	15,812
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (e)	35,542	35,586
Hertz Corp.:
Tranche B 2LN, term loan 3.5% 3/11/18 (e)	52,063	52,063
Tranche B, term loan 4% 3/11/18 (e)	22,402	22,514
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (e)	23,726	23,816
Tranche 2LN, term loan 7.5% 7/25/22 (e)	5,490	5,517
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	148,816	143,607
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (e)	36,543	36,406
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (e)	14,366	14,420
Redtop Acquisitions Ltd.:
Tranche 2LN, term loan 8.25% 6/3/21 (e)	4,938	4,987
Tranche B 1LN, term loan 4.5% 12/3/20 (e)	5,935	5,987
Science Applications International Corp. Tranche B, term loan 4/21/22 (g)	11,000	11,055
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (e)	29,330	29,476
		508,711
Super Retail - 5.1%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (e)	21,867	22,004
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (e)	17,055	17,140
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (e)	20,110	20,336
Tranche B 1LN, term loan 4.5% 9/26/19 (e)	55,213	55,489
Dollar Tree, Inc. Tranche B, term loan 4.25% 3/9/22 (e)	60,000	60,300
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (e)	52,768	52,570
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
Hanesbrands, Inc. Tranche B, term loan 4/28/22 (g)	$ 5,065	$ 5,097
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (e)	44,634	41,844
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (e)	17,577	17,512
6% 5/22/18 (e)	72,236	72,236
Party City Holdings, Inc. Tranche B LN, term loan 4% 7/27/19 (e)	34,789	34,898
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (e)	34,973	35,061
PetSmart, Inc. Tranche B, term loan 5% 3/11/22 (e)	60,000	60,750
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (e)	66,650	65,903
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	6,566	5,680
Staples, Inc. Tranche B, term loan 4/24/21 (g)	35,000	35,088
		601,908
Technology - 9.0%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (e)	48,911	49,219
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.2653% 1/23/21 (e)	14,111	14,147
Tranche B 2LN, term loan 7.5% 1/23/22 (e)	3,630	3,648
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (e)	30,102	30,291
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (e)	19,259	18,681
5% 9/10/20 (e)	132,925	130,432
Carros U.S., LLC Tranche B, term loan 4.5% 9/30/21 (e)	15,507	15,720
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (e)	51,654	51,525
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (e)	178,422	178,868
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (e)	17,828	17,839
First Data Corp.:
term loan 3.6818% 3/24/17 (e)	66,529	66,446
Tranche B, term loan:
3.6818% 3/24/18 (e)	43,000	43,108
3.6818% 9/24/18 (e)	40,000	39,950
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (e)	52,707	52,905
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (e)	$ 30,273	$ 30,273
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan 4.5% 11/13/20 (e)	5,007	5,057
Infor U.S., Inc.:
Tranche B 3LN, term loan 3.75% 6/3/20 (e)	14,102	14,086
Tranche B 5LN, term loan 3.75% 6/3/20 (e)	44,179	44,126
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (e)	29,845	30,703
Tranche B 1LN, term loan 4.5% 10/30/19 (e)	32,115	32,235
Nuance Communications, Inc. Tranche C, term loan 2.94% 8/7/19 (e)	23,328	23,241
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (e)	14,305	14,091
Tranche 2LN, term loan 8% 4/9/22 (e)	11,500	11,184
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9298% 2/28/17 (e)	32,706	32,828
Tranche E, term loan 4% 3/8/20 (e)	30,917	31,110
Syniverse Holdings, Inc. Tranche B, term loan:
4% 4/23/19 (e)	9,598	9,262
4% 4/23/19 (e)	19,390	18,712
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (e)	5,000	5,044
Tranche B 1LN, term loan 5.5% 11/12/21 (e)	9,040	9,108
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (e)	19,928	20,078
WP Mustang Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/29/21 (e)	22,197	22,336
		1,066,253
Telecommunications - 6.2%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (e)	144,092	146,253
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (e)	71,909	71,933
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (e)	5,999	5,639
Tranche D-2, term loan 3.7754% 3/31/19 (e)	26,561	24,967
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (e)	14,318	14,336
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (e)	18,137	18,432
FPL FiberNet, LLC. Tranche A, term loan 3.5206% 7/22/19 (e)	19,750	19,750
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Integra Telecom Holdings, Inc. Tranche B, term loan 5.25% 2/22/19 (e)	$ 12,740	$ 12,804
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (e)	117,070	116,930
Level 3 Financing, Inc.:
Tranche B 3LN, term loan 4% 8/1/19 (e)	13,330	13,381
Tranche B 4LN, term loan 4% 1/15/20 (e)	68,000	68,258
Tranche B 5LN, term loan 4.5% 1/31/22 (e)	14,000	14,018
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (e)	3,868	3,868
Tranche B 1LN, term loan 4% 4/11/20 (e)	33,079	33,079
Mitel Networks Corp. Tranche B, term loan 5% 4/13/22 (e)	20,600	20,755
Riverbed Technology, Inc. Tranche B, term loan 6% 4/24/22 (e)	14,000	14,158
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (e)	34,738	34,738
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (e)	6,635	6,370
Tranche B 1LN, term loan 4.75% 4/30/20 (e)	34,275	33,589
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (e)	9,915	9,890
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (e)	54,684	54,615
		737,763
Transportation Ex Air/Rail - 0.3%
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (e)	17,999	14,354
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (e)	22,169	22,030
		36,384
Utilities - 5.5%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
2.377% 8/13/18 (e)(h)	2,281	2,281
6.375% 8/13/19 (e)	34,391	34,391
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (e)	84,269	83,848
Tranche B 2LN, term loan 3.25% 1/31/22 (e)	34,328	34,286
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (e)	11,594	11,666
Tranche B 3LN, term loan 4% 10/9/19 (e)	29,262	29,409
Tranche B, term loan 4% 4/1/18 (e)	87,361	87,907
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (e)	25,506	25,538
Bank Loan Obligations (f) - continued
	Principal Amount (000s)	Value (000s)
Utilities - continued
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (e)	$ 72,884	$ 73,385
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (e)	15,866	15,945
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (e)	37,281	37,609
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (e)	16,183	15,940
InterGen NV Tranche B, term loan 5.5% 6/13/20 (e)	33,323	31,490
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (e)	27,127	27,195
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (e)	13,000	13,081
NRG Energy, Inc. Tranche B, term loan 2.75% 7/1/18 (e)	25,552	25,520
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (e)	7,320	7,237
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (e)	13,314	13,015
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (e)	5,117	5,168
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (e)	21,313	21,393
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (e)	10,326	9,861
TXU Energy LLC Tranche B, term loan:
4.6682% 10/10/17 (c)(e)	25,582	15,829
4.6682% 10/10/14 (c)(e)	10,052	6,144
Veresen Midstream LP Tranche B, term loan 6% 3/31/22 (e)	24,220	24,462
		652,600
TOTAL BANK LOAN OBLIGATIONS (Cost $10,562,959)		10,449,196
Nonconvertible Bonds - 6.9%

Banks & Thrifts - 0.7%
Ally Financial, Inc.:
2.9551% 7/18/16 (e)	75,000	75,163
3.125% 1/15/16	4,000	4,020
4.625% 6/26/15	4,000	4,010
		83,193
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 0.3%
AMC Networks, Inc. 4.75% 12/15/22	$ 6,600	$ 6,724
Clear Channel Communications, Inc. 9% 12/15/19	8,677	8,497
Starz LLC/Starz Finance Corp. 5% 9/15/19	9,000	9,225
Univision Communications, Inc. 6.75% 9/15/22 (d)	5,368	5,764
		30,210
Building Materials - 0.1%
CEMEX S.A.B. de CV 5.0253% 10/15/18 (d)(e)	10,000	10,488
Cable/Satellite TV - 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	16,868
5.25% 3/15/21	13,070	13,201
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (d)	10,815	11,396
Lynx I Corp. 5.375% 4/15/21 (d)	4,500	4,725
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,900
		48,090
Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (d)	3,000	2,475
Chemicals - 0.0%
Nufarm Australia Ltd. 6.375% 10/15/19 (d)	5,000	5,100
Containers - 0.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2706% 12/15/19 (d)(e)	42,330	41,748
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	58,325	60,950
		102,698
Diversified Financial Services - 0.7%
CIT Group, Inc. 5% 5/15/17	7,000	7,245
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	18,720	18,814
4.875% 3/15/19	15,000	15,284
International Lease Finance Corp.:
2.2206% 6/15/16 (e)	29,485	29,338
3.875% 4/15/18	7,000	7,158
6.25% 5/15/19	10,000	11,050
		88,889
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - 0.2%
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5% 11/15/22	$ 5,130	$ 5,374
Series B, 6.5% 11/15/22	13,870	14,668
		20,042
Energy - 0.7%
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.7521% 8/1/19 (d)(e)	35,115	26,336
Chesapeake Energy Corp. 3.5253% 4/15/19 (e)	29,720	28,531
Citgo Petroleum Corp. 6.25% 8/15/22 (d)	10,000	9,775
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,000	4,160
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,739
Western Refining, Inc. 6.25% 4/1/21	5,305	5,358
		78,899
Entertainment/Film - 0.0%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,292
Food/Beverage/Tobacco - 0.0%
ESAL GmbH 6.25% 2/5/23 (d)	4,000	3,959
Gaming - 0.1%
MCE Finance Ltd. 5% 2/15/21 (d)	10,000	9,500
Healthcare - 0.5%
Community Health Systems, Inc. 5.125% 8/15/18	10,755	11,158
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,750
HCA Holdings, Inc. 3.75% 3/15/19	25,000	25,750
Tenet Healthcare Corp. 4.75% 6/1/20	8,680	8,810
		54,468
Homebuilders/Real Estate - 0.2%
CBRE Group, Inc. 5% 3/15/23	17,990	18,710
Metals/Mining - 0.1%
Murray Energy Corp. 11.25% 4/15/21 (d)	9,000	9,158
Peabody Energy Corp. 6% 11/15/18	5,000	3,941
		13,099
Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (d)	9,850	9,161
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 3.0116% 12/1/17 (e)	$ 14,410	$ 14,446
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (e)	3,000	3,023
		17,469
Technology - 0.5%
Brocade Communications Systems, Inc. 4.625% 1/15/23	7,235	7,126
First Data Corp. 6.75% 11/1/20 (d)	25,460	27,115
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (d)	14,760	15,683
5.75% 3/15/23 (d)	5,000	5,338
		55,262
Telecommunications - 1.1%
Altice Financing SA:
6.5% 1/15/22 (d)	7,240	7,385
7.875% 12/15/19 (d)	4,000	4,250
Columbus International, Inc. 7.375% 3/30/21 (d)	14,535	15,825
DigitalGlobe, Inc. 5.25% 2/1/21 (d)	3,905	3,934
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)	20,000	19,750
Level 3 Financing, Inc. 3.8262% 1/15/18 (e)	15,000	15,113
Numericable Group SA 4.875% 5/15/19 (d)	27,120	27,357
Sprint Capital Corp.:
6.875% 11/15/28	4,000	3,620
6.9% 5/1/19	5,000	5,149
Sprint Communications, Inc.:
6% 11/15/22	30,000	28,350
9% 11/15/18 (d)	3,000	3,413
Telesat Canada/Telesat LLC 6% 5/15/17 (d)	3,000	3,053
		137,199
Utilities - 0.2%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 11.75% 3/1/22 (c)(d)	8,728	9,840
NRG Energy, Inc. 6.625% 3/15/23	4,000	4,210
The AES Corp. 3.2616% 6/1/19 (e)	14,435	14,435
		28,485
TOTAL NONCONVERTIBLE BONDS (Cost $816,131)		820,688
Common Stocks - 0.3%
	Shares	Value (000s)
Broadcasting - 0.1%
Cumulus Media, Inc. Class A (a)	229,315	$ 523
ION Media Networks, Inc. (a)	2,842	1,787
		2,310
Chemicals - 0.2%
LyondellBasell Industries NV Class A	245,943	25,460
Homebuilders/Real Estate - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	539
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	1,612
Paper - 0.0%
White Birch Cayman Holdings Ltd. (a)	12,570	0
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(i)	13,699	21
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	34,287	676
Utilities - 0.0%
Calpine Corp. (a)	20,715	452
TOTAL COMMON STOCKS (Cost $14,688)		31,070
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 0.15% (b) (Cost $609,319)	609,318,572	609,319
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $12,003,097)		11,910,273
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(12,359)
NET ASSETS - 100%		$ 11,897,914
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $272,778,000 or 2.3% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) The coupon rate will be determined upon settlement of the loan after period end.

(h) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,697,000 and $1,697,000, respectively.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 26
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 348
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,943	$ 523	$ -	$ 3,420
Financials	539	-	-	539
Materials	25,460	25,460	-	-
Telecommunication Services	676	676	-	-
Utilities	452	452	-	-
Bank Loan Obligations	10,449,196	-	10,386,091	63,105
Corporate Bonds	820,688	-	820,688	-
Money Market Funds	609,319	609,319	-	-
Total Investments in Securities:	$ 11,910,273	$ 636,430	$ 11,206,779	$ 67,064
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.1%
Luxembourg	4.0%
Netherlands	2.1%
Australia	1.9%
Canada	1.3%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $11,393,778)	$ 11,300,954
Fidelity Central Funds (cost $609,319)	609,319
Total Investments (cost $12,003,097)		$ 11,910,273
Cash		6,107
Receivable for investments sold		90,514
Receivable for fund shares sold		12,274
Interest receivable		56,728
Distributions receivable from Fidelity Central Funds		75
Prepaid expenses		11
Other receivables		15
Total assets		12,075,997

Liabilities
Payable for investments purchased	$ 147,265
Payable for fund shares redeemed	14,797
Distributions payable	7,961
Accrued management fee	5,548
Distribution and service plan fees payable	866
Other affiliated payables	1,488
Other payables and accrued expenses	158
Total liabilities		178,083

Net Assets		$ 11,897,914
Net Assets consist of:
Paid in capital		$ 12,015,534
Undistributed net investment income		74,645
Accumulated undistributed net realized gain (loss) on investments		(99,441)
Net unrealized appreciation (depreciation) on investments		(92,824)
Net Assets		$ 11,897,914

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2015

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($946,842 ÷ 96,613.38 shares)	$ 9.80

Maximum offering price per share (100/97.25 of $9.80)	$ 10.08
Class T: Net Asset Value and redemption price per share ($214,903 ÷ 21,960.51 shares)	$ 9.79

Maximum offering price per share (100/97.25 of $9.79)	$ 10.07
Class B: Net Asset Value and offering price per share ($13,997 ÷ 1,430.48 shares)A	$ 9.78

Class C: Net Asset Value and offering price per share ($735,410 ÷ 75,056.21 shares)A	$ 9.80

Fidelity Floating Rate High Income Fund: Net Asset Value, offering price and redemption price per share ($7,206,971 ÷ 736,393.08 shares)	$ 9.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,779,791 ÷ 284,259.00 shares)	$ 9.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2015

Investment Income
Dividends		$ 747
Interest		289,896
Income from Fidelity Central Funds		348
Total income		290,991

Expenses
Management fee	$ 35,736
Transfer agent fees	8,453
Distribution and service plan fees	5,465
Accounting fees and expenses	842
Custodian fees and expenses	78
Independent trustees' compensation	26
Registration fees	134
Audit	87
Legal	21
Miscellaneous	53
Total expenses before reductions	50,895
Expense reductions	(21)	50,874
Net investment income (loss)		240,117
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(71,474)
Change in net unrealized appreciation (depreciation) on investment securities		11,195
Net gain (loss)		(60,279)
Net increase (decrease) in net assets resulting from operations		$ 179,838

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2015	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 240,117	$ 533,044
Net realized gain (loss)	(71,474)	33,692
Change in net unrealized appreciation (depreciation)	11,195	(219,514)
Net increase (decrease) in net assets resulting from operations	179,838	347,222
Distributions to shareholders from net investment income	(233,435)	(519,702)
Distributions to shareholders from net realized gain	(58,045)	(57,139)
Total distributions	(291,480)	(576,841)
Share transactions - net increase (decrease)	(2,616,054)	(610,631)
Redemption fees	304	671
Total increase (decrease) in net assets	(2,727,392)	(839,579)

Net Assets
Beginning of period	14,625,306	15,464,885
End of period (including undistributed net investment income of $74,645 and undistributed net investment income of $67,963, respectively)	$ 11,897,914	$ 14,625,306

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 9.99	$ 9.94	$ 9.73	$ 9.79	$ 9.31
Income from Investment Operations
Net investment income (loss) E	.175	.317	.310	.340	.317	.391
Net realized and unrealized gain (loss)	(.016)	(.114)	.070	.195	(.080)	.425
Total from investment operations	.159	.203	.380	.535	.237	.816
Distributions from net investment income	(.169)	(.307)	(.282)	(.325)	(.298)	(.287)
Distributions from net realized gain	(.040)	(.036)	(.049)	-	-	(.050)
Total distributions	(.209)	(.343)	(.331)	(.325)	(.298)	(.337)
Redemption fees added to paid in capital E	-I	-I	.001	-I	.001	.001
Net asset value, end of period	$ 9.80	$ 9.85	$ 9.99	$ 9.94	$ 9.73	$ 9.79
Total ReturnB, C, D	1.65%	2.05%	3.89%	5.60%	2.46%	8.96%
Ratios to Average Net Assets F, H
Expenses before reductions	.98%A	.98%	.99%	.99%	1.00%	1.03%
Expenses net of fee waivers, if any	.98%A	.98%	.99%	.99%	1.00%	1.03%
Expenses net of all reductions	.98%A	.98%	.99%	.99%	1.00%	1.03%
Net investment income (loss)	3.61%A	3.17%	3.11%	3.47%	3.25%	4.11%
Supplemental Data
Net assets, end of period (in millions)	$ 947	$ 1,185	$ 1,681	$ 1,305	$ 1,587	$ 1,064
Portfolio turnover rateG	12% A	54%	62%	49%	54%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Income from Investment Operations
Net investment income (loss) E	.170	.306	.299	.330	.312	.391
Net realized and unrealized gain (loss)	(.015)	(.112)	.071	.195	(.070)	.416
Total from investment operations	.155	.194	.370	.525	.242	.807
Distributions from net investment income	(.165)	(.298)	(.272)	(.315)	(.293)	(.288)
Distributions from net realized gain	(.040)	(.036)	(.049)	-	-	(.050)
Total distributions	(.205)	(.334)	(.321)	(.315)	(.293)	(.338)
Redemption fees added to paid in capital E	-I	-I	.001	-I	.001	.001
Net asset value, end of period	$ 9.79	$ 9.84	$ 9.98	$ 9.93	$ 9.72	$ 9.77
Total ReturnB, C, D	1.61%	1.96%	3.79%	5.50%	2.51%	8.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.07%A	1.07%	1.09%	1.09%	1.05%	1.02%
Expenses net of fee waivers, if any	1.07%A	1.07%	1.09%	1.09%	1.05%	1.02%
Expenses net of all reductions	1.07%A	1.07%	1.09%	1.09%	1.05%	1.02%
Net investment income (loss)	3.53%A	3.08%	3.01%	3.37%	3.19%	4.12%
Supplemental Data
Net assets, end of period (in millions)	$ 215	$ 240	$ 272	$ 241	$ 271	$ 242
Portfolio turnover rateG	12% A	54%	62%	49%	54%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Income from Investment Operations
Net investment income (loss) E	.151	.264	.256	.288	.266	.341
Net realized and unrealized gain (loss)	(.015)	(.123)	.071	.195	(.070)	.416
Total from investment operations	.136	.141	.327	.483	.196	.757
Distributions from net investment income	(.146)	(.255)	(.229)	(.273)	(.247)	(.238)
Distributions from net realized gain	(.040)	(.036)	(.049)	-	-	(.050)
Total distributions	(.186)	(.291)	(.278)	(.273)	(.247)	(.288)
Redemption fees added to paid in capital E	-I	-I	.001	-I	.001	.001
Net asset value, end of period	$ 9.78	$ 9.83	$ 9.98	$ 9.93	$ 9.72	$ 9.77
Total ReturnB, C, D	1.41%	1.42%	3.35%	5.05%	2.03%	8.30%
Ratios to Average Net Assets F, H
Expenses before reductions	1.47%A	1.50%	1.52%	1.52%	1.52%	1.55%
Expenses net of fee waivers, if any	1.47%A	1.50%	1.52%	1.52%	1.52%	1.55%
Expenses net of all reductions	1.47%A	1.50%	1.52%	1.52%	1.52%	1.55%
Net investment income (loss)	3.13%A	2.64%	2.58%	2.94%	2.72%	3.59%
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 17	$ 23	$ 24	$ 32	$ 43
Portfolio turnover rateG	12% A	54%	62%	49%	54%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 9.99	$ 9.94	$ 9.73	$ 9.78	$ 9.31
Income from Investment Operations
Net investment income (loss) E	.138	.241	.235	.267	.244	.321
Net realized and unrealized gain (loss)	(.015)	(.113)	.070	.195	(.070)	.415
Total from investment operations	.123	.128	.305	.462	.174	.736
Distributions from net investment income	(.133)	(.232)	(.207)	(.252)	(.225)	(.217)
Distributions from net realized gain	(.040)	(.036)	(.049)	-	-	(.050)
Total distributions	(.173)	(.268)	(.256)	(.252)	(.225)	(.267)
Redemption fees added to paid in capital E	-I	-I	.001	-I	.001	.001
Net asset value, end of period	$ 9.80	$ 9.85	$ 9.99	$ 9.94	$ 9.73	$ 9.78
Total ReturnB, C, D	1.27%	1.29%	3.11%	4.81%	1.80%	8.05%
Ratios to Average Net Assets F, H
Expenses before reductions	1.75%A	1.73%	1.74%	1.74%	1.74%	1.76%
Expenses net of fee waivers, if any	1.75%A	1.73%	1.74%	1.74%	1.74%	1.76%
Expenses net of all reductions	1.75%A	1.73%	1.74%	1.74%	1.74%	1.76%
Net investment income (loss)	2.85%A	2.41%	2.35%	2.72%	2.50%	3.38%
Supplemental Data
Net assets, end of period (in millions)	$ 735	$ 835	$ 960	$ 806	$ 852	$ 622
Portfolio turnover rateG	12% A	54%	62%	49%	54%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 9.98	$ 9.93	$ 9.72	$ 9.77	$ 9.30
Income from Investment Operations
Net investment income (loss) D	.189	.344	.337	.368	.345	.418
Net realized and unrealized gain (loss)	(.016)	(.113)	.071	.195	(.070)	.417
Total from investment operations	.173	.231	.408	.563	.275	.835
Distributions from net investment income	(.183)	(.335)	(.310)	(.353)	(.326)	(.316)
Distributions from net realized gain	(.040)	(.036)	(.049)	-	-	(.050)
Total distributions	(.223)	(.371)	(.359)	(.353)	(.326)	(.366)
Redemption fees added to paid in capital D	-H	-H	.001	-H	.001	.001
Net asset value, end of period	$ 9.79	$ 9.84	$ 9.98	$ 9.93	$ 9.72	$ 9.77
Total ReturnB, C	1.79%	2.34%	4.19%	5.91%	2.86%	9.18%
Ratios to Average Net Assets E, G
Expenses before reductions	.70%A	.69%	.70%	.71%	.71%	.73%
Expenses net of fee waivers, if any	.70%A	.69%	.70%	.71%	.71%	.73%
Expenses net of all reductions	.70%A	.69%	.70%	.71%	.71%	.73%
Net investment income (loss)	3.90%A	3.45%	3.39%	3.75%	3.53%	4.41%
Supplemental Data
Net assets, end of period (in millions)	$ 7,207	$ 9,032	$ 8,882	$ 5,720	$ 5,399	$ 3,566
Portfolio turnover rateF	12% A	54%	62%	49%	54%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 9.97	$ 9.92	$ 9.71	$ 9.77	$ 9.29
Income from Investment Operations
Net investment income (loss) D	.186	.339	.332	.363	.341	.415
Net realized and unrealized gain (loss)	(.016)	(.113)	.071	.196	(.079)	.427
Total from investment operations	.170	.226	.403	.559	.262	.842
Distributions from net investment income	(.180)	(.330)	(.305)	(.349)	(.323)	(.313)
Distributions from net realized gain	(.040)	(.036)	(.049)	-	-	(.050)
Total distributions	(.220)	(.366)	(.354)	(.349)	(.323)	(.363)
Redemption fees added to paid in capital D	-H	-H	.001	-H	.001	.001
Net asset value, end of period	$ 9.78	$ 9.83	$ 9.97	$ 9.92	$ 9.71	$ 9.77
Total ReturnB, C	1.77%	2.29%	4.15%	5.87%	2.72%	9.27%
Ratios to Average Net Assets E, G
Expenses before reductions	.75%A	.74%	.75%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.75%A	.74%	.75%	.75%	.75%	.76%
Expenses net of all reductions	.74%A	.74%	.75%	.75%	.75%	.76%
Net investment income (loss)	3.85%A	3.40%	3.34%	3.71%	3.50%	4.38%
Supplemental Data
Net assets, end of period (in millions)	$ 2,780	$ 3,317	$ 3,646	$ 2,510	$ 1,992	$ 1,138
Portfolio turnover rateF	12% A	54%	62%	49%	54%	43%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Floating Rate High Income Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 134,047
Gross unrealized depreciation	(206,694)
Net unrealized appreciation (depreciation) on securities	$ (72,647)

Tax Cost	$ 11,982,920

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $724,782 and $3,319,333, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,287	$ 19
Class T	-%	.25%	278	3
Class B	.55%	.15%	53	42
Class C	.75%	.25%	3,847	339
			$ 5,465	$ 403

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.50% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14
Class T	2
Class B*	13
Class C*	31
$ 60

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 756.15
Class T	262.24
Class B	13.18
Class C	583.15
Fidelity Floating Rate High Income Fund	4,475.12
Institutional Class	2,364.16
	$ 8,453

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Fidelity Floating Rate High Income Fund expenses during the period in the amount of $5.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 17,949	$ 47,339
Class T	3,773	7,875
Class B	229	519
Class C	10,503	21,575
Fidelity Floating Rate High Income Fund	145,862	321,211
Institutional Class	55,119	121,183
Total	$ 233,435	$ 519,702
From net realized gain
Class A	$ 4,660	$ 6,085
Class T	949	983
Class B	67	81
Class C	3,316	3,472
Fidelity Floating Rate High Income Fund	35,966	33,019
Institutional Class	13,087	13,499
Total	$ 58,045	$ 57,139

Semiannual Report

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	6,526	32,788	$ 63,484	$ 327,152
Reinvestment of distributions	2,084	4,526	20,287	45,087
Shares redeemed	(32,278)	(85,268)	(312,991)	(849,518)
Net increase (decrease)	(23,668)	(47,954)	$ (229,220)	$ (477,279)
Class T
Shares sold	1,011	3,546	$ 9,804	$ 35,348
Reinvestment of distributions	452	806	4,392	8,018
Shares redeemed	(3,859)	(7,285)	(37,415)	(72,473)
Net increase (decrease)	(2,396)	(2,933)	$ (23,219)	$ (29,107)
Class B
Shares sold	64	199	$ 624	$ 1,993
Reinvestment of distributions	26	50	257	494
Shares redeemed	(382)	(838)	(3,704)	(8,343)
Net increase (decrease)	(292)	(589)	$ (2,823)	$ (5,856)
Class C
Shares sold	3,277	12,315	$ 31,882	$ 122,843
Reinvestment of distributions	1,130	1,906	10,990	18,981
Shares redeemed	(14,126)	(25,513)	(137,104)	(254,028)
Net increase (decrease)	(9,719)	(11,292)	$ (94,232)	$ (112,204)
Fidelity Floating Rate High Income Fund
Shares sold	79,712	320,632	$ 774,281	$ 3,194,510
Reinvestment of distributions	15,328	29,181	148,977	290,182
Shares redeemed	(276,904)	(321,413)	(2,675,087)	(3,193,979)
Net increase (decrease)	(181,864)	28,400	$ (1,751,829)	$ 290,713
Institutional Class
Shares sold	32,286	123,632	$ 312,451	$ 1,230,573
Reinvestment of distributions	4,206	7,408	40,839	73,620
Shares redeemed	(89,696)	(159,132)	(868,021)	(1,581,091)
Net increase (decrease)	(53,204)	(28,092)	$ (514,731)	$ (276,898)

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2015, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2015 and for the year ended October 31, 2014, and the financial highlights for the six months ended April 30, 2015 and for each of the five years in the period ended October 31, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2015, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2015 and for the year ended October 31, 2014, and the financial highlights for the six months ended April 30, 2015 and for each of the five years in the period ended October 31, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 22, 2015

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

FMR Investment Management
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AFRI-USAN-0615
1.784878.112

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

High Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.04%
Actual		$ 1,000.00	$ 1,019.10	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21
Class T	1.06%
Actual		$ 1,000.00	$ 1,018.90	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.31
Class B	1.73%
Actual		$ 1,000.00	$ 1,015.50	$ 8.65
HypotheticalA		$ 1,000.00	$ 1,016.22	$ 8.65
Class C	1.81%
Actual		$ 1,000.00	$ 1,015.10	$ 9.04
HypotheticalA		$ 1,000.00	$ 1,015.82	$ 9.05
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,020.00	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Sprint Capital Corp.	2.0	1.0
Clear Channel Communications, Inc.	2.0	2.1
APX Group, Inc.	1.9	1.6
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	1.8	1.9
Digicel Group Ltd.	1.7	1.6
	9.4
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.0	8.9
Energy	10.4	13.0
Utilities	6.6	4.3
Services	6.1	6.6
Diversified Financial Services	6.1	5.4
Quality Diversification (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
BBB 0.9%	BBB 0.3%
BB 32.4%	BB 32.5%
B 48.2%	B 46.6%
CCC,CC,C 13.7%	CCC,CC,C 17.7%
Not Rated 0.5%	Not Rated 0.6%
Equities 0.0%†	Equities 0.0%†
Short-Term Investments and Net Other Assets 4.3%	Short-Term Investments and Net Other Assets 2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P ® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2015 *		As of October 31, 2014 **
	Nonconvertible Bonds 85.3%		Nonconvertible Bonds 85.4%
	Common Stocks 0.0%†		Common Stocks 0.0†
	Bank Loan Obligations 6.2%		Bank Loan Obligations 11.0%
	Other Investments 4.2%		Other Investments 1.3%
	Short-Term Investments and Net Other Assets (Liabilities) 4.3%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	27.7%	** Foreign investments	27.2%

† Amount represents less than 0.1%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 85.3%
	Principal Amount	Value
Air Transportation - 4.0%
Air Canada 6.625% 5/15/18 (b)	$ 3,205,000	$ 3,403,390
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (b)	1,635,000	1,640,989
Allegiant Travel Co. 5.5% 7/15/19	1,070,000	1,108,788
American Airlines Group, Inc.:
4.625% 3/1/20 (b)	1,355,000	1,336,369
5.5% 10/1/19 (b)	2,775,000	2,865,188
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21 (b)	287,799	302,189
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,004,487	1,127,537
6.125% 4/29/18	345,000	365,700
6.25% 10/11/21	1,813,845	1,936,280
9.25% 5/10/17	1,050,501	1,147,673
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (b)	1,375,000	1,412,675
6.75% 5/23/17	1,375,000	1,411,575
8.021% 8/10/22	994,516	1,161,098
U.S. Airways Group, Inc. 6.125% 6/1/18	1,950,000	2,051,156
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	2,215,000	2,281,450
Series 2013-1 Class B, 5.375% 5/15/23	445,119	466,262
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	862,548	931,552
9.75% 1/15/17	795,420	872,974
12% 1/15/16 (b)	143,056	152,712
United Continental Holdings, Inc.:
6% 12/1/20	2,635,000	2,799,688
6% 7/15/28	1,705,000	1,705,171
6.375% 6/1/18	185,000	196,563
		30,676,979
Automotive & Auto Parts - 0.1%
Schaeffler Holding Finance BV 6.75% 11/15/22 pay-in-kind (b)(e)	735,000	803,906
Banks & Thrifts - 0.2%
Ally Financial, Inc. 4.125% 3/30/20	1,625,000	1,633,125
Broadcasting - 1.8%
Clear Channel Communications, Inc.:
5.5% 12/15/16	8,420,000	8,125,300
6.875% 6/15/18	135,000	123,525
9% 12/15/19	1,230,000	1,204,539
Nonconvertible Bonds - continued
	Principal Amount	Value
Broadcasting - continued
Clear Channel Communications, Inc.: - continued
10% 1/15/18	$ 3,000,000	$ 2,625,000
iHeartCommunications, Inc. 10.625% 3/15/23 (b)	1,370,000	1,393,975
		13,472,339
Building Materials - 1.7%
Building Materials Corp. of America 5.375% 11/15/24 (b)	1,955,000	2,003,875
Building Materials Holding Corp. 9% 9/15/18 (b)	2,790,000	3,013,200
CEMEX Finance LLC 6% 4/1/24 (b)	1,190,000	1,220,464
CEMEX S.A.B. de CV:
6.125% 5/5/25 (b)	1,365,000	1,400,763
6.5% 12/10/19 (b)	750,000	804,375
HD Supply, Inc.:
5.25% 12/15/21 (b)	1,315,000	1,364,313
11.5% 7/15/20	1,370,000	1,602,900
USG Corp. 5.5% 3/1/25 (b)	1,520,000	1,596,000
		13,005,890
Cable/Satellite TV - 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/23 (b)	1,650,000	1,633,500
5.875% 5/1/27 (b)	2,170,000	2,137,450
Cogeco Cable, Inc. 4.875% 5/1/20 (b)	450,000	461,813
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)	1,465,000	1,569,381
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(e)	205,000	208,331
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)	3,930,000	4,165,800
		10,176,275
Capital Goods - 0.5%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)	3,615,000	3,922,275
Chemicals - 2.7%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	2,100,000	2,126,250
LSB Industries, Inc. 7.75% 8/1/19	1,085,000	1,155,525
NOVA Chemicals Corp. 5% 5/1/25 (b)	2,000,000	2,107,500
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	3,740,000	3,814,800
Platform Specialty Products Corp. 6.5% 2/1/22 (b)	1,130,000	1,180,850
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.:
6.75% 5/1/22 (b)(d)	340,000	344,675
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.: - continued
8.75% 2/1/19	$ 8,051,000	$ 8,503,949
W.R. Grace & Co. - Conn 5.125% 10/1/21 (b)	1,200,000	1,251,000
		20,484,549
Containers - 1.7%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(e)	1,795,411	1,858,531
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2706% 12/15/19 (b)(e)	2,120,000	2,090,850
6.75% 1/31/21 (b)	580,000	601,750
7% 11/15/20 (b)	903,529	923,859
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (b)	1,800,000	1,822,500
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,015,000	1,020,075
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	3,455,000	3,610,475
		11,928,040
Diversified Financial Services - 5.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 5% 10/1/21 (b)	185,000	198,080
Aircastle Ltd.:
5.125% 3/15/21	1,535,000	1,609,755
6.25% 12/1/19	1,175,000	1,296,906
FLY Leasing Ltd.:
6.375% 10/15/21	1,470,000	1,477,350
6.75% 12/15/20	2,710,000	2,777,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,670,000	1,701,563
5.875% 2/1/22	7,155,000	7,395,766
6% 8/1/20	4,635,000	4,873,471
ILFC E-Capital Trust I 4.09% 12/21/65 (b)(e)	2,555,000	2,449,606
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(e)	3,870,000	3,749,063
International Lease Finance Corp. 5.875% 8/15/22	1,290,000	1,454,475
Navient Corp.:
5% 10/26/20	575,000	560,625
5.875% 3/25/21	1,625,000	1,616,875
5.875% 10/25/24	1,260,000	1,190,700
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
SLM Corp.:
4.875% 6/17/19	$ 4,765,000	$ 4,753,088
5.5% 1/15/19	2,080,000	2,114,320
8% 3/25/20	1,020,000	1,137,300
		40,356,693
Diversified Media - 0.6%
MDC Partners, Inc. 6.75% 4/1/20 (b)	1,075,000	1,091,125
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	1,090,000	1,109,075
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (b)	1,165,000	1,199,950
WMG Acquisition Corp.:
6% 1/15/21 (b)	805,000	827,138
6.75% 4/15/22 (b)	690,000	653,775
		4,881,063
Energy - 10.2%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	1,405,000	1,425,471
4.875% 3/15/24	185,000	189,644
Antero Resources Corp.:
5.125% 12/1/22	1,660,000	1,651,700
5.625% 6/1/23 (b)	690,000	704,663
Baytex Energy Corp.:
5.125% 6/1/21 (b)	550,000	536,250
5.625% 6/1/24 (b)	615,000	595,013
California Resources Corp.:
5% 1/15/20	1,580,000	1,493,100
5.5% 9/15/21	855,000	810,113
6% 11/15/24	795,000	747,300
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	495,000	503,663
Citgo Holding, Inc. 10.75% 2/15/20 (b)	685,000	723,703
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	820,000	801,550
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	4,225,000	4,309,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	690,000	712,425
6.25% 4/1/23 (b)	625,000	653,125
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	365,000	368,650
Denbury Resources, Inc.:
5.5% 5/1/22	1,750,000	1,658,125
6.375% 8/15/21	1,555,000	1,531,675
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)	$ 6,325,000	$ 6,309,188
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	6,175,000	6,607,250
Exterran Holdings, Inc. 7.25% 12/1/18	1,775,000	1,814,938
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	2,755,000	2,699,900
6% 10/1/22	965,000	940,875
Forbes Energy Services Ltd. 9% 6/15/19	2,510,000	1,819,750
Forum Energy Technologies, Inc. 6.25% 10/1/21	1,525,000	1,441,125
Gibson Energy, Inc. 6.75% 7/15/21 (b)	2,425,000	2,524,668
Halcon Resources Corp. 8.625% 2/1/20 (b)	1,855,000	1,930,359
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (b)	925,000	897,250
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20	410,000	405,900
Jupiter Resources, Inc. 8.5% 10/1/22 (b)	1,350,000	1,140,750
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19	2,700,000	2,281,500
6.5% 5/15/19	1,035,000	903,038
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,540,000	3,681,600
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)	775,000	716,875
Rice Energy, Inc.:
6.25% 5/1/22	5,735,000	5,763,675
7.25% 5/1/23 (b)	1,845,000	1,918,800
Rosetta Resources, Inc.:
5.625% 5/1/21	3,420,000	3,424,275
5.875% 6/1/24	520,000	516,100
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (b)	2,140,000	2,151,877
5.75% 5/15/24	805,000	813,050
SemGroup Corp. 7.5% 6/15/21	2,015,000	2,115,750
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (b)	525,000	546,000
Teine Energy Ltd. 6.875% 9/30/22 (b)	2,745,000	2,724,413
TerraForm Power Operating LLC 5.875% 2/1/23 (b)	460,000	479,550
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (b)	475,000	502,313
6.125% 10/15/21	545,000	570,888
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Tesoro Logistics LP/Tesoro Logistics Finance Corp.: - continued
6.25% 10/15/22 (b)	$ 505,000	$ 535,931
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23 (b)	1,070,000	1,112,800
		78,706,058
Environmental - 0.7%
ADS Waste Holdings, Inc. 8.25% 10/1/20	1,410,000	1,491,075
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	3,403,000	3,488,075
		4,979,150
Food & Drug Retail - 0.5%
SUPERVALU, Inc.:
6.75% 6/1/21	2,960,000	3,059,900
7.75% 11/15/22	810,000	870,750
		3,930,650
Food/Beverage/Tobacco - 4.6%
ESAL GmbH 6.25% 2/5/23 (b)	8,940,000	8,847,918
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)	2,050,000	2,155,063
H.J. Heinz Co. 4.875% 2/15/25 (b)	1,690,000	1,845,480
JBS Investments GmbH:
7.25% 4/3/24 (b)	1,865,000	1,930,275
7.75% 10/28/20 (b)	2,200,000	2,384,800
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (b)	1,530,000	1,560,600
7.25% 6/1/21 (b)	1,850,000	1,951,750
8.25% 2/1/20 (b)	4,220,000	4,483,750
Minerva Luxmbourg SA 7.75% 1/31/23 (b)	5,185,000	5,172,038
Post Holdings, Inc. 6% 12/15/22 (b)	3,160,000	3,081,000
Vector Group Ltd. 7.75% 2/15/21	2,105,000	2,252,350
		35,665,024
Gaming - 3.6%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (b)	1,555,000	1,236,225
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)	4,475,000	4,721,125
MCE Finance Ltd. 5% 2/15/21 (b)	3,535,000	3,358,250
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20	3,440,000	3,440,000
11% 10/1/21	1,735,000	1,544,150
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Scientific Games Corp.:
6.625% 5/15/21 (b)	$ 6,355,000	$ 4,639,150
7% 1/1/22 (b)	2,670,000	2,783,475
10% 12/1/22 (b)	2,310,000	2,142,525
Wynn Macau Ltd. 5.25% 10/15/21 (b)	3,760,000	3,525,000
		27,389,900
Healthcare - 4.5%
Community Health Systems, Inc. 6.875% 2/1/22	2,995,000	3,178,444
Concordia Healthcare Corp. 7% 4/15/23 (b)	365,000	370,475
DaVita HealthCare Partners, Inc. 5% 5/1/25	1,265,000	1,262,628
DJO Finco, Inc. 8.125% 6/15/21 (b)(d)	1,380,000	1,400,700
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (b)	1,065,000	1,092,291
HealthSouth Corp.:
5.125% 3/15/23	435,000	448,050
5.75% 11/1/24	600,000	633,000
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (b)	1,645,000	1,671,731
Kindred Escrow Corp. II:
8% 1/15/20 (b)	1,065,000	1,148,922
8.75% 1/15/23 (b)	1,065,000	1,184,813
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (b)	355,000	360,769
5.5% 4/15/25 (b)	330,000	336,600
Polymer Group, Inc. 6.875% 6/1/19 (b)	810,000	769,500
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	3,065,000	3,256,563
Tenet Healthcare Corp.:
5% 3/1/19 (b)	1,245,000	1,237,219
8.125% 4/1/22	9,670,000	10,552,354
VRX Escrow Corp.:
5.375% 3/15/20 (b)	2,035,000	2,087,147
5.875% 5/15/23 (b)	1,640,000	1,683,050
6.125% 4/15/25 (b)	1,755,000	1,810,941
		34,485,197
Homebuilders/Real Estate - 2.5%
CBRE Group, Inc. 5% 3/15/23	2,665,000	2,771,600
Communications Sales & Leasing, Inc. 8.25% 10/15/23 (b)	740,000	759,425
D.R. Horton, Inc. 4.375% 9/15/22	3,175,000	3,206,750
Howard Hughes Corp. 6.875% 10/1/21 (b)	1,725,000	1,819,875
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
Lennar Corp. 4.5% 6/15/19	$ 1,815,000	$ 1,869,450
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (b)	240,000	246,576
6.125% 4/1/25 (b)	240,000	246,000
Standard Pacific Corp. 5.875% 11/15/24	1,735,000	1,800,063
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)	1,075,000	1,077,688
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)	760,000	775,200
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (b)	550,000	541,750
5.875% 6/15/24 (b)	400,000	394,500
William Lyon Homes, Inc.:
5.75% 4/15/19	1,280,000	1,296,000
7% 8/15/22	2,460,000	2,564,550
		19,369,427
Leisure - 1.1%
24 Hour Holdings III LLC 8% 6/1/22 (b)	3,435,000	3,039,975
NCL Corp. Ltd. 5% 2/15/18	1,090,000	1,114,525
Royal Caribbean Cruises Ltd. 7.5% 10/15/27	1,925,000	2,276,313
Speedway Motorsports, Inc. 5.125% 2/1/23 (b)	1,695,000	1,709,747
		8,140,560
Metals/Mining - 4.1%
CONSOL Energy, Inc.:
5.875% 4/15/22	4,615,000	4,234,263
8% 4/1/23 (b)	1,370,000	1,388,838
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)	3,740,000	3,478,200
7.25% 5/15/22 (b)	1,985,000	1,851,013
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (b)	1,155,000	874,913
8.25% 11/1/19 (b)	735,000	641,288
Lundin Mining Corp.:
7.5% 11/1/20 (b)	2,205,000	2,315,471
7.875% 11/1/22 (b)	2,065,000	2,188,900
Murray Energy Corp. 11.25% 4/15/21 (b)	3,275,000	3,332,313
New Gold, Inc. 6.25% 11/15/22 (b)	3,665,000	3,628,350
Peabody Energy Corp.:
6.25% 11/15/21	2,805,000	1,683,000
7.875% 11/1/26	700,000	413,000
10% 3/15/22 (b)	1,230,000	1,039,350
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (b)	$ 3,445,000	$ 3,186,625
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)	1,555,000	1,555,000
		31,810,524
Paper - 0.8%
Mercer International, Inc. 7% 12/1/19	565,000	599,493
Sappi Papier Holding GmbH:
6.625% 4/15/21 (b)	3,375,000	3,526,875
8.375% 6/15/19 (b)	1,000,000	1,067,500
Xerium Technologies, Inc. 8.875% 6/15/18	835,000	866,313
		6,060,181
Publishing/Printing - 1.3%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	3,850,000	4,263,875
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(e)	4,895,000	5,017,375
R.R. Donnelley & Sons Co. 7% 2/15/22	700,000	774,375
		10,055,625
Services - 4.8%
Abengoa Greenfield SA 6.5% 10/1/19 (b)	1,845,000	1,729,688
ADT Corp.:
4.125% 4/15/19	2,085,000	2,117,526
5.25% 3/15/20	1,210,000	1,276,550
APX Group, Inc.:
6.375% 12/1/19	7,185,000	7,167,038
8.75% 12/1/20	8,065,000	7,439,963
Audatex North America, Inc. 6% 6/15/21 (b)	3,390,000	3,501,226
Bankrate, Inc. 6.125% 8/15/18 (b)	135,000	132,806
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)	1,305,000	1,331,231
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)	2,650,000	2,530,750
Garda World Security Corp.:
7.25% 11/15/21 (b)	150,000	149,250
7.25% 11/15/21 (b)	390,000	388,050
IHS, Inc. 5% 11/1/22 (b)	1,830,000	1,830,000
The GEO Group, Inc. 5.875% 1/15/22	2,720,000	2,890,000
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (e)	2,975,000	3,034,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
United Rentals North America, Inc.:
4.625% 7/15/23	$ 665,000	$ 674,150
5.5% 7/15/25	530,000	536,917
		36,729,645
Steel - 1.2%
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	6,315,000	5,271,446
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	1,351,000	1,371,265
Steel Dynamics, Inc.:
5.125% 10/1/21 (b)	1,495,000	1,528,638
5.25% 4/15/23	1,280,000	1,308,800
		9,480,149
Super Retail - 2.0%
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)	3,405,000	3,575,250
DPL, Inc. 7.75% 10/15/20 (b)	1,440,000	1,195,200
Family Tree Escrow LLC 5.75% 3/1/23 (b)	1,135,000	1,191,750
JC Penney Corp., Inc.:
5.65% 6/1/20	4,355,000	3,843,288
5.75% 2/15/18	2,690,000	2,609,300
7.4% 4/1/37	2,605,000	2,084,000
8.125% 10/1/19	1,110,000	1,110,000
		15,608,788
Technology - 3.8%
ADT Corp.:
4.125% 6/15/23	715,000	682,825
6.25% 10/15/21	2,110,000	2,268,250
Brocade Communications Systems, Inc. 4.625% 1/15/23	1,970,000	1,940,450
Global Cash Access, Inc. 10% 1/15/22 (b)	315,000	298,463
Lucent Technologies, Inc.:
6.45% 3/15/29	6,565,000	7,336,388
6.5% 1/15/28	3,290,000	3,684,800
Micron Technology, Inc.:
5.25% 8/1/23 (b)	1,660,000	1,665,810
5.25% 1/15/24 (b)	1,100,000	1,089,000
5.5% 2/1/25 (b)	1,350,000	1,343,250
5.625% 1/15/26 (b)	1,100,000	1,086,250
5.875% 2/15/22	305,000	320,631
Nuance Communications, Inc. 5.375% 8/15/20 (b)	3,065,000	3,095,650
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Sensata Technologies BV 5% 10/1/25 (b)	$ 1,155,000	$ 1,192,538
Viasystems, Inc. 7.875% 5/1/19 (b)	2,810,000	2,957,525
		28,961,830
Telecommunications - 12.0%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (b)	2,115,000	2,278,913
8.875% 1/1/20 (b)	2,035,000	2,243,588
Altice Financing SA:
6.5% 1/15/22 (b)	390,000	397,800
6.625% 2/15/23 (b)	2,410,000	2,482,300
7.875% 12/15/19 (b)	985,000	1,046,612
Altice Finco SA:
7.625% 2/15/25 (b)	1,380,000	1,406,738
9.875% 12/15/20 (b)	6,195,000	6,837,731
Altice SA:
7.625% 2/15/25 (b)	2,230,000	2,255,199
7.75% 5/15/22 (b)	5,975,000	6,034,810
Columbus International, Inc. 7.375% 3/30/21 (b)	7,230,000	7,871,663
Digicel Group Ltd.:
6% 4/15/21 (b)	4,750,000	4,610,873
6.75% 3/1/23 (b)	1,135,000	1,118,543
7% 2/15/20 (b)	200,000	204,000
7.125% 4/1/22 (b)	3,055,000	2,892,703
8.25% 9/30/20 (b)	4,130,000	4,259,682
DigitalGlobe, Inc. 5.25% 2/1/21 (b)	5,545,000	5,586,588
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	1,160,000	1,241,200
GCI, Inc. 6.875% 4/15/25 (b)	1,525,000	1,563,125
Intelsat Luxembourg SA 7.75% 6/1/21	1,365,000	1,254,094
Level 3 Financing, Inc.:
5.125% 5/1/23 (b)	1,650,000	1,645,875
5.375% 8/15/22	1,930,000	1,971,013
5.375% 5/1/25 (b)	550,000	549,313
MasTec, Inc. 4.875% 3/15/23	1,240,000	1,171,800
Millicom International Cellular SA 6% 3/15/25 (b)	2,905,000	2,941,313
Numericable Group SA:
4.875% 5/15/19 (b)	640,000	645,600
6% 5/15/22 (b)	2,475,000	2,535,328
6.25% 5/15/24 (b)	490,000	503,480
Sprint Capital Corp.:
6.875% 11/15/28	9,410,000	8,516,050
8.75% 3/15/32	6,995,000	7,169,875
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Sprint Corp.:
7.625% 2/15/25	$ 2,740,000	$ 2,694,516
7.875% 9/15/23	740,000	742,775
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,500,000	1,528,575
6.375% 3/1/25	2,375,000	2,439,101
6.464% 4/28/19	1,565,000	1,615,863
		92,256,639
Transportation Ex Air/Rail - 1.7%
Aguila 3 SA 7.875% 1/31/18 (b)	4,355,000	4,398,550
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	2,290,000	2,341,525
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	4,270,000	3,928,400
8.125% 2/15/19	1,870,000	1,598,850
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	860,000	834,200
		13,101,525
Utilities - 6.1%
Atlantic Power Corp. 9% 11/15/18	4,090,000	4,253,600
Calpine Corp.:
5.375% 1/15/23	1,750,000	1,765,313
5.75% 1/15/25	875,000	879,419
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	2,075,000	2,241,000
Dynegy, Inc.:
6.75% 11/1/19 (b)	3,215,000	3,359,675
7.375% 11/1/22 (b)	2,060,000	2,193,900
7.625% 11/1/24 (b)	5,705,000	6,132,875
NRG Energy, Inc.:
6.25% 7/15/22	2,105,000	2,182,464
6.25% 5/1/24	3,780,000	3,865,050
NSG Holdings II, LLC 7.75% 12/15/25 (b)	9,079,135	9,941,653
RJS Power Holdings LLC 5.125% 7/15/19 (b)	3,265,000	3,207,863
The AES Corp.:
4.875% 5/15/23	675,000	657,703
7.375% 7/1/21	5,780,000	6,432,042
		47,112,557
TOTAL NONCONVERTIBLE BONDS (Cost $648,348,195)		655,184,563
Common Stocks - 0.0%
	Shares	Value
Telecommunications - 0.0%
CUI Acquisition Corp. Class E, (Cost $864,258)	1	$ 92,258
Bank Loan Obligations - 6.2%
	Principal Amount
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (e)	$ 972,650	971,434
Broadcasting - 0.5%
Clear Channel Communications, Inc. Tranche D, term loan 6.9343% 1/30/19 (e)	3,645,000	3,485,531
Building Materials - 0.3%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (e)	1,692,900	1,646,345
Tranche 2LN, term loan 7.75% 4/1/22 (e)	340,000	326,400
		1,972,745
Cable/Satellite TV - 0.2%
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (e)	730,020	733,670
Tranche B 2LN, term loan 4.5% 5/8/20 (e)	631,567	634,725
		1,368,395
Capital Goods - 0.1%
Husky Injection Molding Systems Ltd. Tranche 2LN, term loan 7.25% 6/30/22 (e)	851,461	842,946
Containers - 0.5%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (e)	1,218,844	1,224,938
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (e)	2,826,722	2,826,722
		4,051,660
Diversified Financial Services - 0.2%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (e)	925,000	913,438
Tranche B 1LN, term loan 4.75% 11/15/21 (e)	235,000	235,588
		1,149,026
Energy - 0.2%
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (e)	645,000	615,975
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (d)(e)	1,015,000	987,088
		1,603,063
Bank Loan Obligations - continued
	Principal Amount	Value
Gaming - 0.6%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (e)	$ 1,529,692	$ 1,546,901
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (e)	327,525	294,363
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (e)	453,429	453,429
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (e)	2,194,500	2,219,298
		4,513,991
Healthcare - 0.5%
Community Health Systems, Inc. Tranche F, term loan 3.4343% 12/31/18 (e)	1,173,698	1,181,034
Concordia Healthcare Corp. Tranche B, term loan 4.75% 4/21/22 (e)	55,000	55,481
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (e)	1,765,533	1,761,119
Pharmedium Healthcare Corp. Tranche 2LN, term loan 7.75% 1/28/22 (e)	1,180,000	1,175,516
		4,173,150
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (e)	178,650	178,427
Metals/Mining - 0.4%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (e)	1,194,406	1,086,909
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	1,812,400	1,635,691
		2,722,600
Publishing/Printing - 0.2%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 8/14/20 (f)	1,755,000	1,757,194
Services - 1.3%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (e)	2,552,688	2,530,351
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (e)	2,043,865	1,382,163
Garda World Security Corp.:
term loan 4% 11/8/20 (e)	2,263,573	2,260,743
Tranche DD, term loan 4% 11/8/20 (e)	579,053	578,330
Bank Loan Obligations - continued
	Principal Amount	Value
Services - continued
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	$ 2,677,678	$ 2,583,960
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (e)	886,050	882,727
		10,218,274
Super Retail - 0.4%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (e)	94,288	93,939
6% 5/22/18 (e)	1,692,771	1,692,771
PetSmart, Inc. Tranche B, term loan 5% 3/11/22 (e)	1,345,000	1,361,813
		3,148,523
Technology - 0.2%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (e)	469,649	469,085
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (e)	1,165,000	1,198,494
		1,667,579
Utilities - 0.5%
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (e)	804,617	811,697
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (e)	3,120,000	3,139,500
		3,951,197
TOTAL BANK LOAN OBLIGATIONS (Cost $48,732,806)		47,775,735
Preferred Securities - 4.2%

Banks & Thrifts - 3.5%
BAC Capital Trust XIV 4% (c)(e)	630,000	515,564
Bank of America Corp.:
6.1% (c)(e)	1,635,000	1,679,896
6.25% (c)(e)	845,000	873,777
Barclays Bank PLC 7.625% 11/21/22	4,405,000	5,309,842
Barclays PLC:
6.625% (c)(e)	1,395,000	1,394,811
8.25% (c)(e)	5,905,000	6,335,512
Credit Agricole SA 6.625% (b)(c)(e)	4,810,000	4,894,093
Deutsche Bank AG 7.5% (c)(e)	1,800,000	1,834,570
Goldman Sachs Group, Inc. 5.375% (c)(e)	1,650,000	1,650,282
Preferred Securities - continued
	Principal Amount	Value
Banks & Thrifts - continued
JPMorgan Chase & Co.:
5.3% (c)(e)	$ 1,650,000	$ 1,650,317
6.75% (c)(e)	975,000	1,081,173
		27,219,837
Diversified Financial Services - 0.7%
Citigroup, Inc.:
5.875% (c)(e)	2,180,000	2,208,254
6.3% (c)(e)	2,680,000	2,789,514
		4,997,768
TOTAL PREFERRED SECURITIES (Cost $30,914,638)		32,217,605
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $32,864,792)	32,864,792	32,864,792
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $761,724,689)		768,134,953
NET OTHER ASSETS (LIABILITIES) - 0.0%		303,586
NET ASSETS - 100%		$ 768,438,539
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $360,551,699 or 46.9% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,673
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 92,258	$ -	$ -	$ 92,258
Corporate Bonds	655,184,563	-	655,184,563	-
Bank Loan Obligations	47,775,735	-	47,775,735	-
Preferred Securities	32,217,605	-	32,217,605	-
Money Market Funds	32,864,792	32,864,792	-	-
Total Investments in Securities:	$ 768,134,953	$ 32,864,792	$ 735,177,903	$ 92,258
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	72.3%
Luxembourg	7.1%
Canada	5.7%
Bermuda	2.9%
Austria	2.2%
United Kingdom	1.7%
Marshall Islands	1.1%
France	1.1%
Australia	1.1%
Barbados	1.0%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $728,859,897)	$ 735,270,161
Fidelity Central Funds (cost $32,864,792)	32,864,792
Total Investments (cost $761,724,689)		$ 768,134,953
Cash		2,389,529
Receivable for investments sold, regular delivery		9,786,278
Receivable for fund shares sold		591,088
Interest receivable		11,729,901
Distributions receivable from Fidelity Central Funds		2,955
Prepaid expenses		590
Other receivables		9,697
Total assets		792,644,991

Liabilities
Payable for investments purchased Regular delivery	$ 19,944,815
Delayed delivery	1,988,813
Payable for fund shares redeemed	1,123,437
Distributions payable	460,619
Accrued management fee	342,652
Distribution and service plan fees payable	155,667
Other affiliated payables	148,127
Other payables and accrued expenses	42,322
Total liabilities		24,206,452

Net Assets		$ 768,438,539
Net Assets consist of:
Paid in capital		$ 770,225,267
Undistributed net investment income		3,660,614
Accumulated undistributed net realized gain (loss) on investments		(11,857,606)
Net unrealized appreciation (depreciation) on investments		6,410,264
Net Assets		$ 768,438,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($236,750,429 ÷ 29,377,437 shares)	$ 8.06

Maximum offering price per share (100/96.00 of $8.06)	$ 8.40
Class T: Net Asset Value and redemption price per share ($84,180,780 ÷ 10,467,060 shares)	$ 8.04

Maximum offering price per share (100/96.00 of $8.04)	$ 8.38
Class B: Net Asset Value and offering price per share ($7,901,774 ÷ 983,700 shares)A	$ 8.03

Class C: Net Asset Value and offering price per share ($103,248,613 ÷ 12,850,884 shares)A	$ 8.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($336,356,943 ÷ 41,660,599 shares)	$ 8.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 538,932
Interest		23,353,644
Income from Fidelity Central Funds		12,673
Total income		23,905,249

Expenses
Management fee	$ 2,083,878
Transfer agent fees	754,656
Distribution and service plan fees	948,461
Accounting fees and expenses	140,384
Custodian fees and expenses	8,194
Independent trustees' compensation	1,491
Registration fees	36,903
Audit	35,064
Legal	3,391
Miscellaneous	2,068
Total expenses before reductions	4,014,490
Expense reductions	(44,802)	3,969,688
Net investment income (loss)		19,935,561
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(9,037,783)
Change in net unrealized appreciation (depreciation) on investment securities		1,717,096
Net gain (loss)		(7,320,687)
Net increase (decrease) in net assets resulting from operations		$ 12,614,874

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,935,561	$ 42,665,344
Net realized gain (loss)	(9,037,783)	19,130,548
Change in net unrealized appreciation (depreciation)	1,717,096	(24,730,423)
Net increase (decrease) in net assets resulting from operations	12,614,874	37,065,469
Distributions to shareholders from net investment income	(19,586,671)	(42,403,704)
Distributions to shareholders from net realized gain	(19,111,871)	(37,717,635)
Total distributions	(38,698,542)	(80,121,339)
Share transactions - net increase (decrease)	3,307,510	(35,829,882)
Redemption fees	11,597	52,404
Total increase (decrease) in net assets	(22,764,561)	(78,833,348)

Net Assets
Beginning of period	791,203,100	870,036,448
End of period (including undistributed net investment income of $3,660,614 and undistributed net investment income of $3,311,724, respectively)	$ 768,438,539	$ 791,203,100

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.33	$ 8.77	$ 8.73	$ 8.38	$ 8.59	$ 7.87
Income from Investment Operations
Net investment income (loss) E	.216	.432	.473	.539	.581	.637
Net realized and unrealized gain (loss)	(.070)	(.058)	.117	.411	(.204)	.673
Total from investment operations	.146	.374	.590	.950	.377	1.310
Distributions from net investment income	(.212)	(.429)	(.457)	(.551)	(.589)	(.591)
Distributions from net realized gain	(.204)	(.386)	(.094)	(.050)	-	-
Total distributions	(.416)	(.815)	(.551)	(.601)	(.589)	(.591)
Redemption fees added to paid in capital E	- I	.001	.001	.001	.002	.001
Net asset value, end of period	$ 8.06	$ 8.33	$ 8.77	$ 8.73	$ 8.38	$ 8.59
Total Return B, C, D	1.91%	4.51%	6.99%	11.84%	4.53%	17.33%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.03%	1.03%	1.03%	1.04%	1.06%
Expenses net of fee waivers, if any	1.04% A	1.03%	1.03%	1.03%	1.04%	1.06%
Expenses net of all reductions	1.04% A	1.03%	1.03%	1.03%	1.04%	1.06%
Net investment income (loss)	5.45% A	5.09%	5.40%	6.35%	6.82%	7.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 236,750	$ 243,987	$ 280,769	$ 331,436	$ 264,110	$ 278,577
Portfolio turnover rate G	66% A	79%	76%	48%	75%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.31	$ 8.76	$ 8.72	$ 8.37	$ 8.57	$ 7.86
Income from Investment Operations
Net investment income (loss) E	.214	.429	.469	.536	.578	.633
Net realized and unrealized gain (loss)	(.069)	(.067)	.119	.411	(.193)	.665
Total from investment operations	.145	.362	.588	.947	.385	1.298
Distributions from net investment income	(.211)	(.427)	(.455)	(.548)	(.587)	(.589)
Distributions from net realized gain	(.204)	(.386)	(.094)	(.050)	-	-
Total distributions	(.415)	(.813)	(.549)	(.598)	(.587)	(.589)
Redemption fees added to paid in capital E	- I	.001	.001	.001	.002	.001
Net asset value, end of period	$ 8.04	$ 8.31	$ 8.76	$ 8.72	$ 8.37	$ 8.57
Total Return B, C, D	1.89%	4.38%	6.97%	11.83%	4.63%	17.17%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06% A	1.05%	1.05%	1.06%	1.07%	1.11%
Expenses net of fee waivers, if any	1.06% A	1.05%	1.05%	1.06%	1.07%	1.10%
Expenses net of all reductions	1.06% A	1.05%	1.05%	1.06%	1.07%	1.10%
Net investment income (loss)	5.43% A	5.07%	5.38%	6.32%	6.79%	7.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,181	$ 86,166	$ 90,901	$ 105,518	$ 92,746	$ 119,576
Portfolio turnover rate G	66% A	79%	76%	48%	75%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 8.75	$ 8.71	$ 8.36	$ 8.57	$ 7.85
Income from Investment Operations
Net investment income (loss) E	.188	.372	.408	.477	.521	.579
Net realized and unrealized gain (loss)	(.070)	(.068)	.119	.412	(.204)	.676
Total from investment operations	.118	.304	.527	.889	.317	1.255
Distributions from net investment income	(.184)	(.369)	(.394)	(.490)	(.529)	(.536)
Distributions from net realized gain	(.204)	(.386)	(.094)	(.050)	-	-
Total distributions	(.388)	(.755)	(.488)	(.540)	(.529)	(.536)
Redemption fees added to paid in capital E	- I	.001	.001	.001	.002	.001
Net asset value, end of period	$ 8.03	$ 8.30	$ 8.75	$ 8.71	$ 8.36	$ 8.57
Total Return B, C, D	1.55%	3.67%	6.24%	11.08%	3.81%	16.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.73%A	1.73%	1.75%	1.76%	1.77%	1.80%
Expenses net of fee waivers, if any	1.73%A	1.73%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.73%A	1.73%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	4.75% A	4.38%	4.68%	5.64%	6.11%	7.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,902	$ 9,218	$ 13,176	$ 17,309	$ 19,647	$ 29,065
Portfolio turnover rate G	66%A	79%	76%	48%	75%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 8.75	$ 8.71	$ 8.36	$ 8.57	$ 7.85
Income from Investment Operations
Net investment income (loss) E	.185	.365	.405	.474	.516	.575
Net realized and unrealized gain (loss)	(.070)	(.066)	.119	.412	(.202)	.675
Total from investment operations	.115	.299	.524	.886	.314	1.250
Distributions from net investment income	(.181)	(.364)	(.391)	(.487)	(.526)	(.531)
Distributions from net realized gain	(.204)	(.386)	(.094)	(.050)	-	-
Total distributions	(.385)	(.750)	(.485)	(.537)	(.526)	(.531)
Redemption fees added to paid in capital E	- I	.001	.001	.001	.002	.001
Net asset value, end of period	$ 8.03	$ 8.30	$ 8.75	$ 8.71	$ 8.36	$ 8.57
Total Return B, C, D	1.51%	3.60%	6.20%	11.03%	3.77%	16.51%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81%A	1.80%	1.79%	1.79%	1.79%	1.81%
Expenses net of fee waivers, if any	1.81%A	1.80%	1.79%	1.79%	1.79%	1.81%
Expenses net of all reductions	1.81%A	1.80%	1.79%	1.79%	1.79%	1.81%
Net investment income (loss)	4.67%A	4.32%	4.64%	5.60%	6.08%	7.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,249	$ 114,455	$ 126,952	$ 149,591	$ 120,710	$ 121,796
Portfolio turnover rate G	66%A	79%	76%	48%	75%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.34	$ 8.79	$ 8.75	$ 8.40	$ 8.60	$ 7.88
Income from Investment Operations
Net investment income (loss) D	.223	.447	.489	.556	.598	.655
Net realized and unrealized gain (loss)	(.069)	(.068)	.116	.409	(.195)	.673
Total from investment operations	.154	.379	.605	.965	.403	1.328
Distributions from net investment income	(.220)	(.444)	(.472)	(.566)	(.605)	(.609)
Distributions from net realized gain	(.204)	(.386)	(.094)	(.050)	-	-
Total distributions	(.424)	(.830)	(.566)	(.616)	(.605)	(.609)
Redemption fees added to paid in capital D	- H	.001	.001	.001	.002	.001
Net asset value, end of period	$ 8.07	$ 8.34	$ 8.79	$ 8.75	$ 8.40	$ 8.60
Total Return B, C, D	2.00%	4.57%	7.16%	12.02%	4.85%	17.55%
Ratios to Average Net Assets F, H
Expenses before reductions	.88%A	.87%	.87%	.88%	.88%	.89%
Expenses net of fee waivers, if any	.85%A	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85%A	.85%	.85%	.85%	.85%	.85%
Net investment income (loss)	5.64%A	5.27%	5.58%	6.54%	7.01%	8.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 336,357	$ 337,377	$ 358,238	$ 423,792	$ 311,790	$ 329,601
Portfolio turnover rate G	66%A	79%	76%	48%	75%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,943,896
Gross unrealized depreciation	(13,519,378)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,424,518

Tax cost	$ 760,710,435

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Purchases and Sales of Investments. Purchases and sales of securities, other than short-term securities, aggregated $236,341,821 and $266,192,998, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 285,749	$ 7,645
Class T	-%	.25%	99,724	1,287
Class B	.65%	.25%	36,483	26,452
Class C	.75%	.25%	526,505	47,420
			$ 948,461	$ 82,804

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,536
Class T	4,111
Class B*	5,396
Class C*	8,131
$ 28,174

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 182,047.16
Class T	71,399.18
Class B	7,992.20
Class C	92,717.18
Institutional Class	400,501.25
	$ 754,656

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $594 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Institutional Class	.85%	$ 44,505

The investment adviser reimbursed a portion of the Fund's operating expenses, during the period in the amount of $57.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $240.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 6,058,884	$ 13,436,571
Class T	2,117,259	4,518,143
Class B	187,385	492,596
Class C	2,393,436	5,263,076
Institutional Class	8,829,707	18,693,318
Total	$ 19,586,671	$ 42,403,704
From net realized gain
Class A	$ 5,903,417	$ 11,887,120
Class T	2,099,390	3,964,314
Class B	214,551	562,903
Class C	2,781,779	5,549,285
Institutional Class	8,112,734	15,754,013
Total	$ 19,111,871	$ 37,717,635

Semiannual Report

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	3,475,049	6,439,376	$ 27,876,051	$ 54,608,224
Reinvestment of distributions	1,370,992	2,519,401	10,919,047	21,214,725
Shares redeemed	(4,765,623)	(11,665,459)	(37,929,275)	(99,063,161)
Net increase (decrease)	80,418	(2,706,682)	$ 865,823	$ (23,240,212)
Class T
Shares sold	1,315,039	1,257,168	$ 10,554,497	$ 10,623,921
Reinvestment of distributions	465,164	870,505	3,695,806	7,314,998
Shares redeemed	(1,678,946)	(2,141,591)	(13,248,713)	(18,094,730)
Net increase (decrease)	101,257	(13,918)	$ 1,001,590	$ (155,811)
Class B
Shares sold	57,978	85,249	$ 465,164	$ 721,402
Reinvestment of distributions	44,734	100,036	354,987	839,626
Shares redeemed	(229,422)	(581,043)	(1,833,830)	(4,909,278)
Net increase (decrease)	(126,710)	(395,758)	$ (1,013,679)	$ (3,348,250)
Class C
Shares sold	942,754	1,902,007	$ 7,517,782	$ 16,071,421
Reinvestment of distributions	568,817	1,062,043	4,517,093	8,914,818
Shares redeemed	(2,443,959)	(3,689,833)	(19,339,306)	(31,110,164)
Net increase (decrease)	(932,388)	(725,783)	$ (7,304,431)	$ (6,123,925)
Institutional Class
Shares sold	6,276,109	10,381,048	$ 49,797,763	$ 88,482,449
Reinvestment of distributions	1,702,152	3,501,857	13,591,494	29,550,581
Shares redeemed	(6,755,305)	(14,208,713)	(53,631,050)	(120,994,714)
Net increase (decrease)	1,222,956	(325,808)	$ 9,758,207	$ (2,961,684)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AHI-USAN-0615
1.784884.112

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

High Income

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.04%
Actual		$ 1,000.00	$ 1,019.10	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21
Class T	1.06%
Actual		$ 1,000.00	$ 1,018.90	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.31
Class B	1.73%
Actual		$ 1,000.00	$ 1,015.50	$ 8.65
HypotheticalA		$ 1,000.00	$ 1,016.22	$ 8.65
Class C	1.81%
Actual		$ 1,000.00	$ 1,015.10	$ 9.04
HypotheticalA		$ 1,000.00	$ 1,015.82	$ 9.05
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,020.00	$ 4.26
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of April 30, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Sprint Capital Corp.	2.0	1.0
Clear Channel Communications, Inc.	2.0	2.1
APX Group, Inc.	1.9	1.6
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	1.8	1.9
Digicel Group Ltd.	1.7	1.6
	9.4
Top Five Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.0	8.9
Energy	10.4	13.0
Utilities	6.6	4.3
Services	6.1	6.6
Diversified Financial Services	6.1	5.4
Quality Diversification (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
BBB 0.9%	BBB 0.3%
BB 32.4%	BB 32.5%
B 48.2%	B 46.6%
CCC,CC,C 13.7%	CCC,CC,C 17.7%
Not Rated 0.5%	Not Rated 0.6%
Equities 0.0%†	Equities 0.0%†
Short-Term Investments and Net Other Assets 4.3%	Short-Term Investments and Net Other Assets 2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P ® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of April 30, 2015 *		As of October 31, 2014 **
	Nonconvertible Bonds 85.3%		Nonconvertible Bonds 85.4%
	Common Stocks 0.0%†		Common Stocks 0.0†
	Bank Loan Obligations 6.2%		Bank Loan Obligations 11.0%
	Other Investments 4.2%		Other Investments 1.3%
	Short-Term Investments and Net Other Assets (Liabilities) 4.3%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	27.7%	** Foreign investments	27.2%

† Amount represents less than 0.1%

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 85.3%
	Principal Amount	Value
Air Transportation - 4.0%
Air Canada 6.625% 5/15/18 (b)	$ 3,205,000	$ 3,403,390
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (b)	1,635,000	1,640,989
Allegiant Travel Co. 5.5% 7/15/19	1,070,000	1,108,788
American Airlines Group, Inc.:
4.625% 3/1/20 (b)	1,355,000	1,336,369
5.5% 10/1/19 (b)	2,775,000	2,865,188
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21 (b)	287,799	302,189
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,004,487	1,127,537
6.125% 4/29/18	345,000	365,700
6.25% 10/11/21	1,813,845	1,936,280
9.25% 5/10/17	1,050,501	1,147,673
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (b)	1,375,000	1,412,675
6.75% 5/23/17	1,375,000	1,411,575
8.021% 8/10/22	994,516	1,161,098
U.S. Airways Group, Inc. 6.125% 6/1/18	1,950,000	2,051,156
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	2,215,000	2,281,450
Series 2013-1 Class B, 5.375% 5/15/23	445,119	466,262
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	862,548	931,552
9.75% 1/15/17	795,420	872,974
12% 1/15/16 (b)	143,056	152,712
United Continental Holdings, Inc.:
6% 12/1/20	2,635,000	2,799,688
6% 7/15/28	1,705,000	1,705,171
6.375% 6/1/18	185,000	196,563
		30,676,979
Automotive & Auto Parts - 0.1%
Schaeffler Holding Finance BV 6.75% 11/15/22 pay-in-kind (b)(e)	735,000	803,906
Banks & Thrifts - 0.2%
Ally Financial, Inc. 4.125% 3/30/20	1,625,000	1,633,125
Broadcasting - 1.8%
Clear Channel Communications, Inc.:
5.5% 12/15/16	8,420,000	8,125,300
6.875% 6/15/18	135,000	123,525
9% 12/15/19	1,230,000	1,204,539
Nonconvertible Bonds - continued
	Principal Amount	Value
Broadcasting - continued
Clear Channel Communications, Inc.: - continued
10% 1/15/18	$ 3,000,000	$ 2,625,000
iHeartCommunications, Inc. 10.625% 3/15/23 (b)	1,370,000	1,393,975
		13,472,339
Building Materials - 1.7%
Building Materials Corp. of America 5.375% 11/15/24 (b)	1,955,000	2,003,875
Building Materials Holding Corp. 9% 9/15/18 (b)	2,790,000	3,013,200
CEMEX Finance LLC 6% 4/1/24 (b)	1,190,000	1,220,464
CEMEX S.A.B. de CV:
6.125% 5/5/25 (b)	1,365,000	1,400,763
6.5% 12/10/19 (b)	750,000	804,375
HD Supply, Inc.:
5.25% 12/15/21 (b)	1,315,000	1,364,313
11.5% 7/15/20	1,370,000	1,602,900
USG Corp. 5.5% 3/1/25 (b)	1,520,000	1,596,000
		13,005,890
Cable/Satellite TV - 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/23 (b)	1,650,000	1,633,500
5.875% 5/1/27 (b)	2,170,000	2,137,450
Cogeco Cable, Inc. 4.875% 5/1/20 (b)	450,000	461,813
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)	1,465,000	1,569,381
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(e)	205,000	208,331
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)	3,930,000	4,165,800
		10,176,275
Capital Goods - 0.5%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)	3,615,000	3,922,275
Chemicals - 2.7%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	2,100,000	2,126,250
LSB Industries, Inc. 7.75% 8/1/19	1,085,000	1,155,525
NOVA Chemicals Corp. 5% 5/1/25 (b)	2,000,000	2,107,500
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	3,740,000	3,814,800
Platform Specialty Products Corp. 6.5% 2/1/22 (b)	1,130,000	1,180,850
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.:
6.75% 5/1/22 (b)(d)	340,000	344,675
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.: - continued
8.75% 2/1/19	$ 8,051,000	$ 8,503,949
W.R. Grace & Co. - Conn 5.125% 10/1/21 (b)	1,200,000	1,251,000
		20,484,549
Containers - 1.7%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(e)	1,795,411	1,858,531
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2706% 12/15/19 (b)(e)	2,120,000	2,090,850
6.75% 1/31/21 (b)	580,000	601,750
7% 11/15/20 (b)	903,529	923,859
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (b)	1,800,000	1,822,500
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,015,000	1,020,075
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	3,455,000	3,610,475
		11,928,040
Diversified Financial Services - 5.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 5% 10/1/21 (b)	185,000	198,080
Aircastle Ltd.:
5.125% 3/15/21	1,535,000	1,609,755
6.25% 12/1/19	1,175,000	1,296,906
FLY Leasing Ltd.:
6.375% 10/15/21	1,470,000	1,477,350
6.75% 12/15/20	2,710,000	2,777,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,670,000	1,701,563
5.875% 2/1/22	7,155,000	7,395,766
6% 8/1/20	4,635,000	4,873,471
ILFC E-Capital Trust I 4.09% 12/21/65 (b)(e)	2,555,000	2,449,606
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(e)	3,870,000	3,749,063
International Lease Finance Corp. 5.875% 8/15/22	1,290,000	1,454,475
Navient Corp.:
5% 10/26/20	575,000	560,625
5.875% 3/25/21	1,625,000	1,616,875
5.875% 10/25/24	1,260,000	1,190,700
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
SLM Corp.:
4.875% 6/17/19	$ 4,765,000	$ 4,753,088
5.5% 1/15/19	2,080,000	2,114,320
8% 3/25/20	1,020,000	1,137,300
		40,356,693
Diversified Media - 0.6%
MDC Partners, Inc. 6.75% 4/1/20 (b)	1,075,000	1,091,125
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	1,090,000	1,109,075
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (b)	1,165,000	1,199,950
WMG Acquisition Corp.:
6% 1/15/21 (b)	805,000	827,138
6.75% 4/15/22 (b)	690,000	653,775
		4,881,063
Energy - 10.2%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	1,405,000	1,425,471
4.875% 3/15/24	185,000	189,644
Antero Resources Corp.:
5.125% 12/1/22	1,660,000	1,651,700
5.625% 6/1/23 (b)	690,000	704,663
Baytex Energy Corp.:
5.125% 6/1/21 (b)	550,000	536,250
5.625% 6/1/24 (b)	615,000	595,013
California Resources Corp.:
5% 1/15/20	1,580,000	1,493,100
5.5% 9/15/21	855,000	810,113
6% 11/15/24	795,000	747,300
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	495,000	503,663
Citgo Holding, Inc. 10.75% 2/15/20 (b)	685,000	723,703
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	820,000	801,550
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	4,225,000	4,309,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	690,000	712,425
6.25% 4/1/23 (b)	625,000	653,125
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	365,000	368,650
Denbury Resources, Inc.:
5.5% 5/1/22	1,750,000	1,658,125
6.375% 8/15/21	1,555,000	1,531,675
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)	$ 6,325,000	$ 6,309,188
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	6,175,000	6,607,250
Exterran Holdings, Inc. 7.25% 12/1/18	1,775,000	1,814,938
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	2,755,000	2,699,900
6% 10/1/22	965,000	940,875
Forbes Energy Services Ltd. 9% 6/15/19	2,510,000	1,819,750
Forum Energy Technologies, Inc. 6.25% 10/1/21	1,525,000	1,441,125
Gibson Energy, Inc. 6.75% 7/15/21 (b)	2,425,000	2,524,668
Halcon Resources Corp. 8.625% 2/1/20 (b)	1,855,000	1,930,359
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (b)	925,000	897,250
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20	410,000	405,900
Jupiter Resources, Inc. 8.5% 10/1/22 (b)	1,350,000	1,140,750
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19	2,700,000	2,281,500
6.5% 5/15/19	1,035,000	903,038
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,540,000	3,681,600
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)	775,000	716,875
Rice Energy, Inc.:
6.25% 5/1/22	5,735,000	5,763,675
7.25% 5/1/23 (b)	1,845,000	1,918,800
Rosetta Resources, Inc.:
5.625% 5/1/21	3,420,000	3,424,275
5.875% 6/1/24	520,000	516,100
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (b)	2,140,000	2,151,877
5.75% 5/15/24	805,000	813,050
SemGroup Corp. 7.5% 6/15/21	2,015,000	2,115,750
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (b)	525,000	546,000
Teine Energy Ltd. 6.875% 9/30/22 (b)	2,745,000	2,724,413
TerraForm Power Operating LLC 5.875% 2/1/23 (b)	460,000	479,550
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (b)	475,000	502,313
6.125% 10/15/21	545,000	570,888
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Tesoro Logistics LP/Tesoro Logistics Finance Corp.: - continued
6.25% 10/15/22 (b)	$ 505,000	$ 535,931
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23 (b)	1,070,000	1,112,800
		78,706,058
Environmental - 0.7%
ADS Waste Holdings, Inc. 8.25% 10/1/20	1,410,000	1,491,075
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	3,403,000	3,488,075
		4,979,150
Food & Drug Retail - 0.5%
SUPERVALU, Inc.:
6.75% 6/1/21	2,960,000	3,059,900
7.75% 11/15/22	810,000	870,750
		3,930,650
Food/Beverage/Tobacco - 4.6%
ESAL GmbH 6.25% 2/5/23 (b)	8,940,000	8,847,918
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)	2,050,000	2,155,063
H.J. Heinz Co. 4.875% 2/15/25 (b)	1,690,000	1,845,480
JBS Investments GmbH:
7.25% 4/3/24 (b)	1,865,000	1,930,275
7.75% 10/28/20 (b)	2,200,000	2,384,800
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (b)	1,530,000	1,560,600
7.25% 6/1/21 (b)	1,850,000	1,951,750
8.25% 2/1/20 (b)	4,220,000	4,483,750
Minerva Luxmbourg SA 7.75% 1/31/23 (b)	5,185,000	5,172,038
Post Holdings, Inc. 6% 12/15/22 (b)	3,160,000	3,081,000
Vector Group Ltd. 7.75% 2/15/21	2,105,000	2,252,350
		35,665,024
Gaming - 3.6%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (b)	1,555,000	1,236,225
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)	4,475,000	4,721,125
MCE Finance Ltd. 5% 2/15/21 (b)	3,535,000	3,358,250
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20	3,440,000	3,440,000
11% 10/1/21	1,735,000	1,544,150
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Scientific Games Corp.:
6.625% 5/15/21 (b)	$ 6,355,000	$ 4,639,150
7% 1/1/22 (b)	2,670,000	2,783,475
10% 12/1/22 (b)	2,310,000	2,142,525
Wynn Macau Ltd. 5.25% 10/15/21 (b)	3,760,000	3,525,000
		27,389,900
Healthcare - 4.5%
Community Health Systems, Inc. 6.875% 2/1/22	2,995,000	3,178,444
Concordia Healthcare Corp. 7% 4/15/23 (b)	365,000	370,475
DaVita HealthCare Partners, Inc. 5% 5/1/25	1,265,000	1,262,628
DJO Finco, Inc. 8.125% 6/15/21 (b)(d)	1,380,000	1,400,700
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (b)	1,065,000	1,092,291
HealthSouth Corp.:
5.125% 3/15/23	435,000	448,050
5.75% 11/1/24	600,000	633,000
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (b)	1,645,000	1,671,731
Kindred Escrow Corp. II:
8% 1/15/20 (b)	1,065,000	1,148,922
8.75% 1/15/23 (b)	1,065,000	1,184,813
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (b)	355,000	360,769
5.5% 4/15/25 (b)	330,000	336,600
Polymer Group, Inc. 6.875% 6/1/19 (b)	810,000	769,500
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	3,065,000	3,256,563
Tenet Healthcare Corp.:
5% 3/1/19 (b)	1,245,000	1,237,219
8.125% 4/1/22	9,670,000	10,552,354
VRX Escrow Corp.:
5.375% 3/15/20 (b)	2,035,000	2,087,147
5.875% 5/15/23 (b)	1,640,000	1,683,050
6.125% 4/15/25 (b)	1,755,000	1,810,941
		34,485,197
Homebuilders/Real Estate - 2.5%
CBRE Group, Inc. 5% 3/15/23	2,665,000	2,771,600
Communications Sales & Leasing, Inc. 8.25% 10/15/23 (b)	740,000	759,425
D.R. Horton, Inc. 4.375% 9/15/22	3,175,000	3,206,750
Howard Hughes Corp. 6.875% 10/1/21 (b)	1,725,000	1,819,875
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilders/Real Estate - continued
Lennar Corp. 4.5% 6/15/19	$ 1,815,000	$ 1,869,450
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (b)	240,000	246,576
6.125% 4/1/25 (b)	240,000	246,000
Standard Pacific Corp. 5.875% 11/15/24	1,735,000	1,800,063
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)	1,075,000	1,077,688
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)	760,000	775,200
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (b)	550,000	541,750
5.875% 6/15/24 (b)	400,000	394,500
William Lyon Homes, Inc.:
5.75% 4/15/19	1,280,000	1,296,000
7% 8/15/22	2,460,000	2,564,550
		19,369,427
Leisure - 1.1%
24 Hour Holdings III LLC 8% 6/1/22 (b)	3,435,000	3,039,975
NCL Corp. Ltd. 5% 2/15/18	1,090,000	1,114,525
Royal Caribbean Cruises Ltd. 7.5% 10/15/27	1,925,000	2,276,313
Speedway Motorsports, Inc. 5.125% 2/1/23 (b)	1,695,000	1,709,747
		8,140,560
Metals/Mining - 4.1%
CONSOL Energy, Inc.:
5.875% 4/15/22	4,615,000	4,234,263
8% 4/1/23 (b)	1,370,000	1,388,838
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)	3,740,000	3,478,200
7.25% 5/15/22 (b)	1,985,000	1,851,013
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (b)	1,155,000	874,913
8.25% 11/1/19 (b)	735,000	641,288
Lundin Mining Corp.:
7.5% 11/1/20 (b)	2,205,000	2,315,471
7.875% 11/1/22 (b)	2,065,000	2,188,900
Murray Energy Corp. 11.25% 4/15/21 (b)	3,275,000	3,332,313
New Gold, Inc. 6.25% 11/15/22 (b)	3,665,000	3,628,350
Peabody Energy Corp.:
6.25% 11/15/21	2,805,000	1,683,000
7.875% 11/1/26	700,000	413,000
10% 3/15/22 (b)	1,230,000	1,039,350
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (b)	$ 3,445,000	$ 3,186,625
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)	1,555,000	1,555,000
		31,810,524
Paper - 0.8%
Mercer International, Inc. 7% 12/1/19	565,000	599,493
Sappi Papier Holding GmbH:
6.625% 4/15/21 (b)	3,375,000	3,526,875
8.375% 6/15/19 (b)	1,000,000	1,067,500
Xerium Technologies, Inc. 8.875% 6/15/18	835,000	866,313
		6,060,181
Publishing/Printing - 1.3%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	3,850,000	4,263,875
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(e)	4,895,000	5,017,375
R.R. Donnelley & Sons Co. 7% 2/15/22	700,000	774,375
		10,055,625
Services - 4.8%
Abengoa Greenfield SA 6.5% 10/1/19 (b)	1,845,000	1,729,688
ADT Corp.:
4.125% 4/15/19	2,085,000	2,117,526
5.25% 3/15/20	1,210,000	1,276,550
APX Group, Inc.:
6.375% 12/1/19	7,185,000	7,167,038
8.75% 12/1/20	8,065,000	7,439,963
Audatex North America, Inc. 6% 6/15/21 (b)	3,390,000	3,501,226
Bankrate, Inc. 6.125% 8/15/18 (b)	135,000	132,806
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)	1,305,000	1,331,231
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)	2,650,000	2,530,750
Garda World Security Corp.:
7.25% 11/15/21 (b)	150,000	149,250
7.25% 11/15/21 (b)	390,000	388,050
IHS, Inc. 5% 11/1/22 (b)	1,830,000	1,830,000
The GEO Group, Inc. 5.875% 1/15/22	2,720,000	2,890,000
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (e)	2,975,000	3,034,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
United Rentals North America, Inc.:
4.625% 7/15/23	$ 665,000	$ 674,150
5.5% 7/15/25	530,000	536,917
		36,729,645
Steel - 1.2%
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	6,315,000	5,271,446
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	1,351,000	1,371,265
Steel Dynamics, Inc.:
5.125% 10/1/21 (b)	1,495,000	1,528,638
5.25% 4/15/23	1,280,000	1,308,800
		9,480,149
Super Retail - 2.0%
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)	3,405,000	3,575,250
DPL, Inc. 7.75% 10/15/20 (b)	1,440,000	1,195,200
Family Tree Escrow LLC 5.75% 3/1/23 (b)	1,135,000	1,191,750
JC Penney Corp., Inc.:
5.65% 6/1/20	4,355,000	3,843,288
5.75% 2/15/18	2,690,000	2,609,300
7.4% 4/1/37	2,605,000	2,084,000
8.125% 10/1/19	1,110,000	1,110,000
		15,608,788
Technology - 3.8%
ADT Corp.:
4.125% 6/15/23	715,000	682,825
6.25% 10/15/21	2,110,000	2,268,250
Brocade Communications Systems, Inc. 4.625% 1/15/23	1,970,000	1,940,450
Global Cash Access, Inc. 10% 1/15/22 (b)	315,000	298,463
Lucent Technologies, Inc.:
6.45% 3/15/29	6,565,000	7,336,388
6.5% 1/15/28	3,290,000	3,684,800
Micron Technology, Inc.:
5.25% 8/1/23 (b)	1,660,000	1,665,810
5.25% 1/15/24 (b)	1,100,000	1,089,000
5.5% 2/1/25 (b)	1,350,000	1,343,250
5.625% 1/15/26 (b)	1,100,000	1,086,250
5.875% 2/15/22	305,000	320,631
Nuance Communications, Inc. 5.375% 8/15/20 (b)	3,065,000	3,095,650
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Sensata Technologies BV 5% 10/1/25 (b)	$ 1,155,000	$ 1,192,538
Viasystems, Inc. 7.875% 5/1/19 (b)	2,810,000	2,957,525
		28,961,830
Telecommunications - 12.0%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (b)	2,115,000	2,278,913
8.875% 1/1/20 (b)	2,035,000	2,243,588
Altice Financing SA:
6.5% 1/15/22 (b)	390,000	397,800
6.625% 2/15/23 (b)	2,410,000	2,482,300
7.875% 12/15/19 (b)	985,000	1,046,612
Altice Finco SA:
7.625% 2/15/25 (b)	1,380,000	1,406,738
9.875% 12/15/20 (b)	6,195,000	6,837,731
Altice SA:
7.625% 2/15/25 (b)	2,230,000	2,255,199
7.75% 5/15/22 (b)	5,975,000	6,034,810
Columbus International, Inc. 7.375% 3/30/21 (b)	7,230,000	7,871,663
Digicel Group Ltd.:
6% 4/15/21 (b)	4,750,000	4,610,873
6.75% 3/1/23 (b)	1,135,000	1,118,543
7% 2/15/20 (b)	200,000	204,000
7.125% 4/1/22 (b)	3,055,000	2,892,703
8.25% 9/30/20 (b)	4,130,000	4,259,682
DigitalGlobe, Inc. 5.25% 2/1/21 (b)	5,545,000	5,586,588
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	1,160,000	1,241,200
GCI, Inc. 6.875% 4/15/25 (b)	1,525,000	1,563,125
Intelsat Luxembourg SA 7.75% 6/1/21	1,365,000	1,254,094
Level 3 Financing, Inc.:
5.125% 5/1/23 (b)	1,650,000	1,645,875
5.375% 8/15/22	1,930,000	1,971,013
5.375% 5/1/25 (b)	550,000	549,313
MasTec, Inc. 4.875% 3/15/23	1,240,000	1,171,800
Millicom International Cellular SA 6% 3/15/25 (b)	2,905,000	2,941,313
Numericable Group SA:
4.875% 5/15/19 (b)	640,000	645,600
6% 5/15/22 (b)	2,475,000	2,535,328
6.25% 5/15/24 (b)	490,000	503,480
Sprint Capital Corp.:
6.875% 11/15/28	9,410,000	8,516,050
8.75% 3/15/32	6,995,000	7,169,875
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Sprint Corp.:
7.625% 2/15/25	$ 2,740,000	$ 2,694,516
7.875% 9/15/23	740,000	742,775
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,500,000	1,528,575
6.375% 3/1/25	2,375,000	2,439,101
6.464% 4/28/19	1,565,000	1,615,863
		92,256,639
Transportation Ex Air/Rail - 1.7%
Aguila 3 SA 7.875% 1/31/18 (b)	4,355,000	4,398,550
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	2,290,000	2,341,525
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	4,270,000	3,928,400
8.125% 2/15/19	1,870,000	1,598,850
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	860,000	834,200
		13,101,525
Utilities - 6.1%
Atlantic Power Corp. 9% 11/15/18	4,090,000	4,253,600
Calpine Corp.:
5.375% 1/15/23	1,750,000	1,765,313
5.75% 1/15/25	875,000	879,419
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	2,075,000	2,241,000
Dynegy, Inc.:
6.75% 11/1/19 (b)	3,215,000	3,359,675
7.375% 11/1/22 (b)	2,060,000	2,193,900
7.625% 11/1/24 (b)	5,705,000	6,132,875
NRG Energy, Inc.:
6.25% 7/15/22	2,105,000	2,182,464
6.25% 5/1/24	3,780,000	3,865,050
NSG Holdings II, LLC 7.75% 12/15/25 (b)	9,079,135	9,941,653
RJS Power Holdings LLC 5.125% 7/15/19 (b)	3,265,000	3,207,863
The AES Corp.:
4.875% 5/15/23	675,000	657,703
7.375% 7/1/21	5,780,000	6,432,042
		47,112,557
TOTAL NONCONVERTIBLE BONDS (Cost $648,348,195)		655,184,563
Common Stocks - 0.0%
	Shares	Value
Telecommunications - 0.0%
CUI Acquisition Corp. Class E, (Cost $864,258)	1	$ 92,258
Bank Loan Obligations - 6.2%
	Principal Amount
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (e)	$ 972,650	971,434
Broadcasting - 0.5%
Clear Channel Communications, Inc. Tranche D, term loan 6.9343% 1/30/19 (e)	3,645,000	3,485,531
Building Materials - 0.3%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (e)	1,692,900	1,646,345
Tranche 2LN, term loan 7.75% 4/1/22 (e)	340,000	326,400
		1,972,745
Cable/Satellite TV - 0.2%
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (e)	730,020	733,670
Tranche B 2LN, term loan 4.5% 5/8/20 (e)	631,567	634,725
		1,368,395
Capital Goods - 0.1%
Husky Injection Molding Systems Ltd. Tranche 2LN, term loan 7.25% 6/30/22 (e)	851,461	842,946
Containers - 0.5%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (e)	1,218,844	1,224,938
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (e)	2,826,722	2,826,722
		4,051,660
Diversified Financial Services - 0.2%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (e)	925,000	913,438
Tranche B 1LN, term loan 4.75% 11/15/21 (e)	235,000	235,588
		1,149,026
Energy - 0.2%
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (e)	645,000	615,975
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (d)(e)	1,015,000	987,088
		1,603,063
Bank Loan Obligations - continued
	Principal Amount	Value
Gaming - 0.6%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (e)	$ 1,529,692	$ 1,546,901
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (e)	327,525	294,363
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (e)	453,429	453,429
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (e)	2,194,500	2,219,298
		4,513,991
Healthcare - 0.5%
Community Health Systems, Inc. Tranche F, term loan 3.4343% 12/31/18 (e)	1,173,698	1,181,034
Concordia Healthcare Corp. Tranche B, term loan 4.75% 4/21/22 (e)	55,000	55,481
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (e)	1,765,533	1,761,119
Pharmedium Healthcare Corp. Tranche 2LN, term loan 7.75% 1/28/22 (e)	1,180,000	1,175,516
		4,173,150
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (e)	178,650	178,427
Metals/Mining - 0.4%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (e)	1,194,406	1,086,909
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	1,812,400	1,635,691
		2,722,600
Publishing/Printing - 0.2%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 8/14/20 (f)	1,755,000	1,757,194
Services - 1.3%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (e)	2,552,688	2,530,351
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (e)	2,043,865	1,382,163
Garda World Security Corp.:
term loan 4% 11/8/20 (e)	2,263,573	2,260,743
Tranche DD, term loan 4% 11/8/20 (e)	579,053	578,330
Bank Loan Obligations - continued
	Principal Amount	Value
Services - continued
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	$ 2,677,678	$ 2,583,960
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (e)	886,050	882,727
		10,218,274
Super Retail - 0.4%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (e)	94,288	93,939
6% 5/22/18 (e)	1,692,771	1,692,771
PetSmart, Inc. Tranche B, term loan 5% 3/11/22 (e)	1,345,000	1,361,813
		3,148,523
Technology - 0.2%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (e)	469,649	469,085
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (e)	1,165,000	1,198,494
		1,667,579
Utilities - 0.5%
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (e)	804,617	811,697
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (e)	3,120,000	3,139,500
		3,951,197
TOTAL BANK LOAN OBLIGATIONS (Cost $48,732,806)		47,775,735
Preferred Securities - 4.2%

Banks & Thrifts - 3.5%
BAC Capital Trust XIV 4% (c)(e)	630,000	515,564
Bank of America Corp.:
6.1% (c)(e)	1,635,000	1,679,896
6.25% (c)(e)	845,000	873,777
Barclays Bank PLC 7.625% 11/21/22	4,405,000	5,309,842
Barclays PLC:
6.625% (c)(e)	1,395,000	1,394,811
8.25% (c)(e)	5,905,000	6,335,512
Credit Agricole SA 6.625% (b)(c)(e)	4,810,000	4,894,093
Deutsche Bank AG 7.5% (c)(e)	1,800,000	1,834,570
Goldman Sachs Group, Inc. 5.375% (c)(e)	1,650,000	1,650,282
Preferred Securities - continued
	Principal Amount	Value
Banks & Thrifts - continued
JPMorgan Chase & Co.:
5.3% (c)(e)	$ 1,650,000	$ 1,650,317
6.75% (c)(e)	975,000	1,081,173
		27,219,837
Diversified Financial Services - 0.7%
Citigroup, Inc.:
5.875% (c)(e)	2,180,000	2,208,254
6.3% (c)(e)	2,680,000	2,789,514
		4,997,768
TOTAL PREFERRED SECURITIES (Cost $30,914,638)		32,217,605
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $32,864,792)	32,864,792	32,864,792
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $761,724,689)		768,134,953
NET OTHER ASSETS (LIABILITIES) - 0.0%		303,586
NET ASSETS - 100%		$ 768,438,539
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $360,551,699 or 46.9% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,673
Other Information

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 92,258	$ -	$ -	$ 92,258
Corporate Bonds	655,184,563	-	655,184,563	-
Bank Loan Obligations	47,775,735	-	47,775,735	-
Preferred Securities	32,217,605	-	32,217,605	-
Money Market Funds	32,864,792	32,864,792	-	-
Total Investments in Securities:	$ 768,134,953	$ 32,864,792	$ 735,177,903	$ 92,258
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	72.3%
Luxembourg	7.1%
Canada	5.7%
Bermuda	2.9%
Austria	2.2%
United Kingdom	1.7%
Marshall Islands	1.1%
France	1.1%
Australia	1.1%
Barbados	1.0%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $728,859,897)	$ 735,270,161
Fidelity Central Funds (cost $32,864,792)	32,864,792
Total Investments (cost $761,724,689)		$ 768,134,953
Cash		2,389,529
Receivable for investments sold, regular delivery		9,786,278
Receivable for fund shares sold		591,088
Interest receivable		11,729,901
Distributions receivable from Fidelity Central Funds		2,955
Prepaid expenses		590
Other receivables		9,697
Total assets		792,644,991

Liabilities
Payable for investments purchased Regular delivery	$ 19,944,815
Delayed delivery	1,988,813
Payable for fund shares redeemed	1,123,437
Distributions payable	460,619
Accrued management fee	342,652
Distribution and service plan fees payable	155,667
Other affiliated payables	148,127
Other payables and accrued expenses	42,322
Total liabilities		24,206,452

Net Assets		$ 768,438,539
Net Assets consist of:
Paid in capital		$ 770,225,267
Undistributed net investment income		3,660,614
Accumulated undistributed net realized gain (loss) on investments		(11,857,606)
Net unrealized appreciation (depreciation) on investments		6,410,264
Net Assets		$ 768,438,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($236,750,429 ÷ 29,377,437 shares)	$ 8.06

Maximum offering price per share (100/96.00 of $8.06)	$ 8.40
Class T: Net Asset Value and redemption price per share ($84,180,780 ÷ 10,467,060 shares)	$ 8.04

Maximum offering price per share (100/96.00 of $8.04)	$ 8.38
Class B: Net Asset Value and offering price per share ($7,901,774 ÷ 983,700 shares)A	$ 8.03

Class C: Net Asset Value and offering price per share ($103,248,613 ÷ 12,850,884 shares)A	$ 8.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($336,356,943 ÷ 41,660,599 shares)	$ 8.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 538,932
Interest		23,353,644
Income from Fidelity Central Funds		12,673
Total income		23,905,249

Expenses
Management fee	$ 2,083,878
Transfer agent fees	754,656
Distribution and service plan fees	948,461
Accounting fees and expenses	140,384
Custodian fees and expenses	8,194
Independent trustees' compensation	1,491
Registration fees	36,903
Audit	35,064
Legal	3,391
Miscellaneous	2,068
Total expenses before reductions	4,014,490
Expense reductions	(44,802)	3,969,688
Net investment income (loss)		19,935,561
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(9,037,783)
Change in net unrealized appreciation (depreciation) on investment securities		1,717,096
Net gain (loss)		(7,320,687)
Net increase (decrease) in net assets resulting from operations		$ 12,614,874

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,935,561	$ 42,665,344
Net realized gain (loss)	(9,037,783)	19,130,548
Change in net unrealized appreciation (depreciation)	1,717,096	(24,730,423)
Net increase (decrease) in net assets resulting from operations	12,614,874	37,065,469
Distributions to shareholders from net investment income	(19,586,671)	(42,403,704)
Distributions to shareholders from net realized gain	(19,111,871)	(37,717,635)
Total distributions	(38,698,542)	(80,121,339)
Share transactions - net increase (decrease)	3,307,510	(35,829,882)
Redemption fees	11,597	52,404
Total increase (decrease) in net assets	(22,764,561)	(78,833,348)

Net Assets
Beginning of period	791,203,100	870,036,448
End of period (including undistributed net investment income of $3,660,614 and undistributed net investment income of $3,311,724, respectively)	$ 768,438,539	$ 791,203,100

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.33	$ 8.77	$ 8.73	$ 8.38	$ 8.59	$ 7.87
Income from Investment Operations
Net investment income (loss) E	.216	.432	.473	.539	.581	.637
Net realized and unrealized gain (loss)	(.070)	(.058)	.117	.411	(.204)	.673
Total from investment operations	.146	.374	.590	.950	.377	1.310
Distributions from net investment income	(.212)	(.429)	(.457)	(.551)	(.589)	(.591)
Distributions from net realized gain	(.204)	(.386)	(.094)	(.050)	-	-
Total distributions	(.416)	(.815)	(.551)	(.601)	(.589)	(.591)
Redemption fees added to paid in capital E	- I	.001	.001	.001	.002	.001
Net asset value, end of period	$ 8.06	$ 8.33	$ 8.77	$ 8.73	$ 8.38	$ 8.59
Total Return B, C, D	1.91%	4.51%	6.99%	11.84%	4.53%	17.33%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.03%	1.03%	1.03%	1.04%	1.06%
Expenses net of fee waivers, if any	1.04% A	1.03%	1.03%	1.03%	1.04%	1.06%
Expenses net of all reductions	1.04% A	1.03%	1.03%	1.03%	1.04%	1.06%
Net investment income (loss)	5.45% A	5.09%	5.40%	6.35%	6.82%	7.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 236,750	$ 243,987	$ 280,769	$ 331,436	$ 264,110	$ 278,577
Portfolio turnover rate G	66% A	79%	76%	48%	75%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.31	$ 8.76	$ 8.72	$ 8.37	$ 8.57	$ 7.86
Income from Investment Operations
Net investment income (loss) E	.214	.429	.469	.536	.578	.633
Net realized and unrealized gain (loss)	(.069)	(.067)	.119	.411	(.193)	.665
Total from investment operations	.145	.362	.588	.947	.385	1.298
Distributions from net investment income	(.211)	(.427)	(.455)	(.548)	(.587)	(.589)
Distributions from net realized gain	(.204)	(.386)	(.094)	(.050)	-	-
Total distributions	(.415)	(.813)	(.549)	(.598)	(.587)	(.589)
Redemption fees added to paid in capital E	- I	.001	.001	.001	.002	.001
Net asset value, end of period	$ 8.04	$ 8.31	$ 8.76	$ 8.72	$ 8.37	$ 8.57
Total Return B, C, D	1.89%	4.38%	6.97%	11.83%	4.63%	17.17%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06% A	1.05%	1.05%	1.06%	1.07%	1.11%
Expenses net of fee waivers, if any	1.06% A	1.05%	1.05%	1.06%	1.07%	1.10%
Expenses net of all reductions	1.06% A	1.05%	1.05%	1.06%	1.07%	1.10%
Net investment income (loss)	5.43% A	5.07%	5.38%	6.32%	6.79%	7.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,181	$ 86,166	$ 90,901	$ 105,518	$ 92,746	$ 119,576
Portfolio turnover rate G	66% A	79%	76%	48%	75%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 8.75	$ 8.71	$ 8.36	$ 8.57	$ 7.85
Income from Investment Operations
Net investment income (loss) E	.188	.372	.408	.477	.521	.579
Net realized and unrealized gain (loss)	(.070)	(.068)	.119	.412	(.204)	.676
Total from investment operations	.118	.304	.527	.889	.317	1.255
Distributions from net investment income	(.184)	(.369)	(.394)	(.490)	(.529)	(.536)
Distributions from net realized gain	(.204)	(.386)	(.094)	(.050)	-	-
Total distributions	(.388)	(.755)	(.488)	(.540)	(.529)	(.536)
Redemption fees added to paid in capital E	- I	.001	.001	.001	.002	.001
Net asset value, end of period	$ 8.03	$ 8.30	$ 8.75	$ 8.71	$ 8.36	$ 8.57
Total Return B, C, D	1.55%	3.67%	6.24%	11.08%	3.81%	16.58%
Ratios to Average Net Assets F, H
Expenses before reductions	1.73%A	1.73%	1.75%	1.76%	1.77%	1.80%
Expenses net of fee waivers, if any	1.73%A	1.73%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.73%A	1.73%	1.75%	1.75%	1.75%	1.75%
Net investment income (loss)	4.75% A	4.38%	4.68%	5.64%	6.11%	7.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,902	$ 9,218	$ 13,176	$ 17,309	$ 19,647	$ 29,065
Portfolio turnover rate G	66%A	79%	76%	48%	75%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.30	$ 8.75	$ 8.71	$ 8.36	$ 8.57	$ 7.85
Income from Investment Operations
Net investment income (loss) E	.185	.365	.405	.474	.516	.575
Net realized and unrealized gain (loss)	(.070)	(.066)	.119	.412	(.202)	.675
Total from investment operations	.115	.299	.524	.886	.314	1.250
Distributions from net investment income	(.181)	(.364)	(.391)	(.487)	(.526)	(.531)
Distributions from net realized gain	(.204)	(.386)	(.094)	(.050)	-	-
Total distributions	(.385)	(.750)	(.485)	(.537)	(.526)	(.531)
Redemption fees added to paid in capital E	- I	.001	.001	.001	.002	.001
Net asset value, end of period	$ 8.03	$ 8.30	$ 8.75	$ 8.71	$ 8.36	$ 8.57
Total Return B, C, D	1.51%	3.60%	6.20%	11.03%	3.77%	16.51%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81%A	1.80%	1.79%	1.79%	1.79%	1.81%
Expenses net of fee waivers, if any	1.81%A	1.80%	1.79%	1.79%	1.79%	1.81%
Expenses net of all reductions	1.81%A	1.80%	1.79%	1.79%	1.79%	1.81%
Net investment income (loss)	4.67%A	4.32%	4.64%	5.60%	6.08%	7.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,249	$ 114,455	$ 126,952	$ 149,591	$ 120,710	$ 121,796
Portfolio turnover rate G	66%A	79%	76%	48%	75%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 8.34	$ 8.79	$ 8.75	$ 8.40	$ 8.60	$ 7.88
Income from Investment Operations
Net investment income (loss) D	.223	.447	.489	.556	.598	.655
Net realized and unrealized gain (loss)	(.069)	(.068)	.116	.409	(.195)	.673
Total from investment operations	.154	.379	.605	.965	.403	1.328
Distributions from net investment income	(.220)	(.444)	(.472)	(.566)	(.605)	(.609)
Distributions from net realized gain	(.204)	(.386)	(.094)	(.050)	-	-
Total distributions	(.424)	(.830)	(.566)	(.616)	(.605)	(.609)
Redemption fees added to paid in capital D	- H	.001	.001	.001	.002	.001
Net asset value, end of period	$ 8.07	$ 8.34	$ 8.79	$ 8.75	$ 8.40	$ 8.60
Total Return B, C, D	2.00%	4.57%	7.16%	12.02%	4.85%	17.55%
Ratios to Average Net Assets F, H
Expenses before reductions	.88%A	.87%	.87%	.88%	.88%	.89%
Expenses net of fee waivers, if any	.85%A	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85%A	.85%	.85%	.85%	.85%	.85%
Net investment income (loss)	5.64%A	5.27%	5.58%	6.54%	7.01%	8.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 336,357	$ 337,377	$ 358,238	$ 423,792	$ 311,790	$ 329,601
Portfolio turnover rate G	66%A	79%	76%	48%	75%	79%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HAmount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,943,896
Gross unrealized depreciation	(13,519,378)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,424,518

Tax cost	$ 760,710,435
Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Purchases and Sales of Investments. Purchases and sales of securities, other than short-term securities, aggregated $236,341,821 and $266,192,998, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 285,749	$ 7,645
Class T	-%	.25%	99,724	1,287
Class B	.65%	.25%	36,483	26,452
Class C	.75%	.25%	526,505	47,420
			$ 948,461	$ 82,804

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,536
Class T	4,111
Class B*	5,396
Class C*	8,131
$ 28,174

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 182,047.16
Class T	71,399.18
Class B	7,992.20
Class C	92,717.18
Institutional Class	400,501.25
	$ 754,656

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $594 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Institutional Class	.85%	$ 44,505

The investment adviser reimbursed a portion of the Fund's operating expenses, during the period in the amount of $57.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $240.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 6,058,884	$ 13,436,571
Class T	2,117,259	4,518,143
Class B	187,385	492,596
Class C	2,393,436	5,263,076
Institutional Class	8,829,707	18,693,318
Total	$ 19,586,671	$ 42,403,704
From net realized gain
Class A	$ 5,903,417	$ 11,887,120
Class T	2,099,390	3,964,314
Class B	214,551	562,903
Class C	2,781,779	5,549,285
Institutional Class	8,112,734	15,754,013
Total	$ 19,111,871	$ 37,717,635

Semiannual Report

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	3,475,049	6,439,376	$ 27,876,051	$ 54,608,224
Reinvestment of distributions	1,370,992	2,519,401	10,919,047	21,214,725
Shares redeemed	(4,765,623)	(11,665,459)	(37,929,275)	(99,063,161)
Net increase (decrease)	80,418	(2,706,682)	$ 865,823	$ (23,240,212)
Class T
Shares sold	1,315,039	1,257,168	$ 10,554,497	$ 10,623,921
Reinvestment of distributions	465,164	870,505	3,695,806	7,314,998
Shares redeemed	(1,678,946)	(2,141,591)	(13,248,713)	(18,094,730)
Net increase (decrease)	101,257	(13,918)	$ 1,001,590	$ (155,811)
Class B
Shares sold	57,978	85,249	$ 465,164	$ 721,402
Reinvestment of distributions	44,734	100,036	354,987	839,626
Shares redeemed	(229,422)	(581,043)	(1,833,830)	(4,909,278)
Net increase (decrease)	(126,710)	(395,758)	$ (1,013,679)	$ (3,348,250)
Class C
Shares sold	942,754	1,902,007	$ 7,517,782	$ 16,071,421
Reinvestment of distributions	568,817	1,062,043	4,517,093	8,914,818
Shares redeemed	(2,443,959)	(3,689,833)	(19,339,306)	(31,110,164)
Net increase (decrease)	(932,388)	(725,783)	$ (7,304,431)	$ (6,123,925)
Institutional Class
Shares sold	6,276,109	10,381,048	$ 49,797,763	$ 88,482,449
Reinvestment of distributions	1,702,152	3,501,857	13,591,494	29,550,581
Shares redeemed	(6,755,305)	(14,208,713)	(53,631,050)	(120,994,714)
Net increase (decrease)	1,222,956	(325,808)	$ 9,758,207	$ (2,961,684)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AHII-USAN-0615
1.784885.112

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 26, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 26, 2015